FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, August 31, 2022 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests 33.7%
Aerospace & Defense 0.0%†
Lockheed Martin Corp.	United States	73	$30,668
[a]Satellogic Inc., 1/25/27, wts.	United States	2,058	1,050

			31,718

Air Freight & Logistics 0.6%
[a]Atlas Air Worldwide Holdings Inc.	United States	41,771	4,173,759
Hitachi Transport System Ltd.	Japan	47,785	3,016,777
[b]United Parcel Service Inc., B	United States	132	25,675

			7,216,211

Auto Components 0.2%
[a]Luminar Technologies Inc., A	United States	12,104	104,336
[a]Tenneco Inc., A	United States	87,731	1,654,607

			1,758,943

Automobiles 0.1%
General Motors Co.	United States	30,540	1,166,934
[a,c]Lucid Group Inc.	United States	1,930	29,606

			1,196,540

Banks 0.3%
[d]First Citizens Bancshares Inc., A	United States	2,207	1,791,996
First Horizon Corp.	United States	59,545	1,346,908

			3,138,904

Beverages 0.3%
[b]The Coca-Cola Co.	United States	329	20,303
Davide Campari-Milano NV	Italy	212,010	2,079,999
[a]Monster Beverage Corp.	United States	17,098	1,518,815

			3,619,117

Biotechnology 1.1%
AbbVie Inc.	United States	6,168	829,349
[a,d]Apellis Pharmaceuticals Inc.	United States	12,915	781,487
[a]Arcutis Biotherapeutics Inc.	United States	6,416	172,911
[a]Argenx SE, ADR	Netherlands	2,122	801,840
[a,c]Avid Bioservices Inc.	United States	3,625	62,423
[a,b]Biohaven Pharmaceutical Holding Company Ltd.	United States	28,329	4,230,936
[a,d]BioMarin Pharmaceutical Inc.	United States	6,090	543,228
[a]Celldex Therapeutics Inc.	United States	5,651	171,790
[a]Chemocentryx Inc.	United States	10,208	520,404
[a]Global Blood Therapeutics Inc.	United States	15,014	1,019,451
[a]Horizon Therapeutics PLC	United States	7,578	448,693
[a]Immunogen Inc.	United States	32,994	191,695
[a,c]Intercept Pharmaceuticals Inc.	United States	41,037	712,813
[a]Karyopharm Therapeutics Inc.	United States	1,000	5,060
[a]Legend Biotech Corp., ADR	United States	895	41,609
[a]Madrigal Pharmaceuticals Inc.	United States	1,736	125,200
[a]Merus NV	Netherlands	2,337	55,340
[a]Neurocrine Biosciences Inc.	United States	1,329	139,053
[a]Recursion Pharmaceuticals Inc., A	United States	2,405	25,277
[a]Seagen Inc.	United States	4,326	667,458
[a]Syndax Pharmaceuticals Inc.	United States	8,550	201,866
[a]Vertex Pharmaceuticals Inc.	United States	3,522	992,359

			12,740,242

Capital Markets 0.3%
[e]Amundi SA, 144A	France	26,558	1,346,591
BlackRock Inc., A	United States	37	24,656
The Blackstone Group Inc., A	United States	8,256	775,569
[d]Moody’s Corp.	United States	4,812	1,369,110

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedules of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Capital Markets (continued)
[b]Morgan Stanley	United States	214	$18,237

			3,534,163

Chemicals 0.6%
[a,c]Amyris Inc.	United States	3,000	8,820
The Sherwin-Williams Co.	United States	24,064	5,585,254
Treatt PLC	United Kingdom	37,587	226,058
[a]Tronox Holdings PLC, A	United States	24,406	357,060
Valvoline Inc.	United States	12,492	363,142

			6,540,334

Commercial Services & Supplies 0.6%
[d]Cintas Corp.	United States	6,225	2,532,579
[a]Digital Transformation Opportunities Corp., A	United States	39,182	384,376
[a]Digital Transformation Opportunities Corp., A, 3/31/28, wts.	United States	9,795	844
[a]Mason Industrial Technology Inc., A	United States	15,593	152,811
[d]Republic Services Inc., A	United States	30,305	4,325,130
[a]Shapeways Holdings Inc., 10/31/26, wts.	United States	13,286	752

			7,396,492

Communications Equipment 0.3%
[a]Adtran Holdings Inc.	United States	115,697	2,688,798
[a]Arista Networks Inc.	United States	4,872	584,055
Cisco Systems Inc.	United States	242	10,822
[a]Riverbed Technology Inc.	United States	5,404	12,159
[a]Sierra Wireless Inc.	Canada	14,089	433,660

			3,729,494

Construction & Engineering 1.0%
[d]AECOM	United States	22,934	1,677,622
Boskalis Westminster	Netherlands	32,131	1,065,753
[a]Infrastructure And Energy Alternatives Inc.	United States	49,993	710,400
[a,d]Mastec Inc.	United States	23,392	1,883,056
MDU Resources Group Inc.	United States	73,313	2,210,387
[d]Quanta Services Inc.	United States	25,710	3,632,823

			11,180,041

Construction Materials 0.2%
[a]Cemex SAB de CV, ADR	Mexico	46,978	175,698
Holcim AG, B	Switzerland	35,584	1,577,279

			1,752,977

Consumer Finance 0.0%†
[a]Ally Financial Inc.	United States	3,800	126,160
[a]Synchrony Financial	United States	4,400	144,100

			270,260

Containers & Packaging 0.4%
Ball Corp.	United States	89,473	4,993,488
Packaging Corp. of America	United States	78	10,680

			5,004,168

Distributors 0.2%
Pool Corp.	United States	6,485	2,199,647

Diversified Consumer Services 0.1%
[a,d]Terminix Global Holdings Inc.	United States	18,340	782,201

Diversified Financial Services 2.4%
[a]7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	195
[a]Acropolis Infrastructure Acquisition Corp., A, 3/31/26, wts.	United States	14	2
[a]AEA-Bridges Impact Corp., A	Cayman Islands	28,592	285,920
[a]Aequi Acquisition Corp., A	United States	13,355	132,815

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Aequi Acquisition Corp., A, 11/30/27, wts.	United States	490	$39
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,750	166
[a]Agile Growth Corp., A, 12/31/27, wts.	United States	1,303	167
[a]Ahren Acquisition Corp., A	Cayman Islands	51,027	510,270
[a]Ahren Acquisition Corp., A, 6/17/28, wts.	Cayman Islands	8,568	1,928
[a]Altimeter Growth Corp. 2, A	United States	6,603	65,502
[a]Angel Pond Holdings Corp., A	United States	7,260	71,656
[a]Anthemis Digital Acquisitions I Corp.	United States	17,623	176,935
[a]Apollo Strategic Growth Capital II, A	United States	8,845	87,222
[a]Apollo Strategic Growth Capital II, A, 12/31/27, wts.	United States	5,294	1,218
[a]APx Acquisition Corp. I	Mexico	13,835	139,249
[a]Ares Acquisition Corp., A	United States	5,799	57,468
[a]Ares Acquisition Corp., A, 12/31/27, wts.	United States	11,095	2,008
[a]Ascendant Digital Acquisition Corp. III, A	United States	4,732	48,077
[a]Athena Consumer Acquisition Corp., A	United States	26,388	265,727
[a]Athena Consumer Acquisition Corp., A, 7/20/23, wts.	United States	13,194	2,238
[a,d]Athena Technology Acquisition Corp. II, A	United States	61,944	611,387
[a,d]Athena Technology Acquisition Corp. II, A, 10/17/28, wts.	United States	30,972	4,926
[a,d]Atlantic Avenue Acquisition Corp., A	United States	8,680	86,713
[a,d]Atlantic Coastal Acquisition Corp., A	United States	16,329	160,351
[a]Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443	379
[a,d]Atlas Crest Investment Corp. II, A	United States	20,011	196,908
[a]Atlas Crest Investment Corp. II, A, 2/28/26, wts.	United States	8,969	990
[a]Austerlitz Acquisition Corp. I, A	United States	45,624	446,203
[a]Austerlitz Acquisition Corp. I, A, 2/19/26, wts.	United States	9,532	1,526
[a]Austerlitz Acquisition Corp. II, A	United States	57,148	559,479
[a]Austerlitz Acquisition Corp. II, A, 12/31/27, wts.	United States	30,317	3,674
[a]B Riley Principal 250 Merger Corp., A, 12/31/27, wts.	United States	2,651	610
[a]Berkshire Hathaway Inc., B	United States	8,395	2,357,316
[a]Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	1,005	336
[a]Bridgetown Holdings Ltd., A	Hong Kong	3,261	32,545
[a,d]Broadscale Acquisition Corp., A	United States	12,221	120,255
[a]Broadscale Acquisition Corp., A, 2/02/26, wts.	United States	8,569	601
[a]Capitalworks Emerging Markets Acquisition Corp., A	United States	15,474	157,061
[a]Capitalworks Emerging Markets Acquisition Corp., A, 4/27/28, wts.	United States	7,737	696
[a,d]Carney Technology Acquisition Corp. II, A	United States	12,636	125,728
[a]Carney Technology Acquisition Corp. II, A, 11/30/27, wts.	United States	5,876	678
[a]Cartesian Growth Corp., 12/31/27, wts.	United States	13,908	7,234
[a]CC Neuberger Principal Holdings III	United States	558	5,558
[a]CC Neuberger Principal Holdings III, 12/31/27, wts.	United States	6,916	1,712
[a,d]Churchill Capital Corp. V, A	United States	6,430	63,528
[a]Churchill Capital Corp. VI, A	United States	2,693	26,526
[a]Churchill Capital Corp. VII, A	United States	26,516	259,327
[a,d]CIIG Capital Partners II Inc., A	United States	10,448	103,958
[a,d]CIIG Capital Partners II Inc., A, 2/28/28, wts.	United States	5,224	882
[a]Clarim Acquisition Corp., A	United States	50,724	500,139
[a]Clarim Acquisition Corp., A, 12/31/27, wts.	United States	13,108	1,310
[a,d]Class Acceleration Corp., A	United States	13,473	132,844
[a]Climate Real Impact Solutions II Acquisition Corp., A	United States	563	5,562
[a]Climate Real Impact Solutions II Acquisition Corp., A, 12/31/27, wts.	United States	112	15
[a]Colicity Inc., A	United States	37,960	373,147
[a]Colicity Inc., A, 12/31/27, wts.	United States	4,313	841
[a]Colonnade Acquisition Corp. II, 12/31/27, wts.	United States	13,654	2,048
[a,d]Concord Acquisition Corp. II, A	United States	79,080	766,285
[a,d]Concord Acquisition Corp. II, A, 12/31/28, wts.	United States	26,360	6,582

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Concord Acquisition Corp. III, A	United States	9,774	$97,447
[a]Concord Acquisition Corp. III, A, 12/31/28, wts.	United States	4,887	869
[a,d]Conyers Park III Acquisition Corp., A	United States	8,071	78,571
[a]Conyers Park III Acquisition Corp., A, 8/12/28, wts.	United States	2,812	745
[a]Corner Growth Acquisition Corp., A	United States	22,818	227,039
[a]Corner Growth Acquisition Corp., A, 3/01/23, wts.	United States	5,737	459
[a]Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	380
[a]Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	257
[a,d]Crucible Acquisition Corp., A, 12/26/25, wts.	United States	1,479	126
[a]Crypto 1 Acquisition Corp., A	United States	7,736	77,360
[a]Crystal Peak Acquisition, A	Netherlands	6,767	67,670
[a]Crystal Peak Acquisition, A, 6/22/26, wts.	Netherlands	2,725	—
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	58
[a,d]dMY Technology Group Inc. VI	United States	26,930	264,722
[a,d]dMY Technology Group Inc. VI, 6/25/23, wts.	United States	13,465	2,961
[a]Dragoneer Growth Opportunities Corp. III, A	United States	57,467	561,453
[a,c]Elliott Opportunity II Corp., A	United States	56,350	553,357
[a]Elliott Opportunity II Corp., A, 2/19/23, wts.	United States	9,039	1,908
[a]Energy Transition Partners BV	Netherlands	3,372	33,379
[a]Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	277
[a]Enterprise 4.0 Technology Acquisition Corp.	United States	16,406	165,372
[a]Enterprise 4.0 Technology Acquisition Corp., 9/24/23, wts.	United States	8,203	1,230
[a]ESM Acquisition Corp., A	United States	8,367	82,666
[a]Executive Network Partnering Corp., A, 9/25/28, wts.	United States	2,901	3,337
[a,d]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	3,606	1,803
[a]Fifth Wall Acquisition Corp. III, A	United States	5,283	51,879
[a]Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	1,176	201
[a,d]Fintech Acquisition Corp. VI, A	United States	36,924	365,917
[a,d]Fintech Acquisition Corp. VI, A, 12/31/27, wts.	United States	9,902	1,876
[a]Fintech Evolution Acquisition Group, A	United States	17,597	173,770
[a]Fintech Evolution Acquisition Group, A, 3/31/28, wts.	United States	5,865	528
[a]First Reserve Sustainable Growth Corp., A	United States	22,062	216,208
[a]First Reserve Sustainable Growth Corp., A, 12/31/27, wts.	United States	8,090	1,011
[a]Focus Impact Acquisition Corp., A	United States	13,236	131,897
[a]Focus Impact Acquisition Corp., A, 4/23/23, wts.	United States	6,618	662
[a]Fortress Capital Acquisition Corp., A	United States	9,805	97,364
[a]Fortress Capital Acquisition Corp., A, 12/31/27, wts.	United States	12,102	1,694
[a,d]Fortress Value Acquisition Corp. III, A	United States	10,335	102,110
[a]Fortress Value Acquisition Corp. IV, A	United States	8,256	80,909
[a,d]Fortress Value Acquisition Corp. IV, A, 3/18/28, wts.	United States	10,687	2,075
[a]Forum Merger IV Corp., A	United States	563	5,534
[a]Forum Merger IV Corp., A, 12/31/27, wts.	United States	704	156
[a]FTAC Athena Acquisition Corp., A	United States	28,460	281,469
[a]FTAC Hera Acquisition Corp., A	United States	35,780	353,864
[a,d]FTAC Parnassus Acquisition Corp., A	United States	49,016	481,827
[a]FTAC Parnassus Acquisition Corp., A, 3/10/26, wts.	United States	12,254	2,688
[a,c]FTAC Zeus Acquisition Corp., A	United States	6,342	62,596
[a]FTAC Zeus Acquisition Corp., A, 12/31/27, wts.	United States	3,171	476
[a,d]Fusion Acquisition Corp. II, A	United States	12,633	124,182
[a,d]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	5,297	477
[a]G Squared Ascend I Inc., A	United States	5,572	55,163
[a]G Squared Ascend I Inc., A, 12/31/27, wts.	United States	1,114	184
[a]Glenfarne Merger Corp., A, 12/31/27, wts.	United States	323	39
[a]Global Partner Acquisition Corp. II, A	United States	17,700	175,584
[a]Global Partner Acquisition Corp. II, A, 12/31/27, wts.	United States	2,950	324
[a]Gores Holdings VII Inc., A	United States	42,125	415,154
[a]Gores Holdings VII Inc., A, 12/31/27, wts.	United States	2,103	578

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a,d]Gores Holdings VIII Inc., A	United States	10,517	$103,698
[a,d]Gores Holdings VIII Inc., A, 12/31/27, wts.	United States	1,116	741
[a,d]Gores Technology Partners II Inc., A	United States	11,785	116,141
[a,d]Gores Technology Partners II Inc., A, 12/31/27, wts.	United States	2,192	622
[a,d]Gores Technology Partners Inc., A	United States	10,742	105,912
[a,d]Gores Technology Partners Inc., A, 12/31/27, wts.	United States	1,971	473
[a]Group Nine Acquisition Corp., A	United States	22,173	218,404
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	5,118	589
[a,d]Healthcare Services Acquisition Corp., A	United States	3,074	30,463
[a]Healthcare Services Acquisition Corp., A, 12/31/27, wts.	United States	4,019	53
[a]Hedosophia European Growth	United Kingdom	35,835	355,743
[a]Hedosophia European Growth, 5/13/27, wts.	United Kingdom	11,638	1,585
[a]Innovative International Acquisition Corp., A	United States	13,172	132,905
[a]Investcorp Europe Acquistion Corp. I, A	United States	40,934	412,205
[a]Investcorp Europe Acqusition Corp. I, 11/23/28, wts.	United States	9,717	972
[a]ION Acquisition Corp. III Ltd., A	Israel	8,456	83,545
[a]Jackson Acquisition Co., A, 12/31/28, wts.	United States	2,966	460
[a]Jaws Hurricane Acquisition Corp., A, 2/23/23, wts.	United States	3,747	1,152
[a]Jaws Juggernaut Acquisition Corp., A	United States	6,381	62,502
[a]Jaws Juggernaut Acquisition Corp., A, 2/12/26, wts.	United States	4,284	1,165
[a]Jaws Mustang Acquisition Corp., A	United States	6,135	60,921
[a]Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	6,663	1,333
[a]Juniper II Corp., A	United States	11,402	113,450
[a]Juniper II Corp., A, 12/31/28, wts.	United States	5,701	969
[a]Kensington Capital Acquisition Corp. V, A	United States	22,622	225,089
[a]Kensington Capital Acquisition Corp. V, A, 7/19/23, wts.	United States	6,184	1,237
[a,d]Khosla Ventures Acquisition Co., A	United States	17,635	172,823
[a,d]Khosla Ventures Acquisition Co. III, A	United States	18,062	176,646
[a,d]KKR Acquisition Holdings I Corp., A	United States	10,052	98,711
[a,d]KKR Acquisition Holdings I Corp., A, 12/31/27, wts.	United States	2,513	514
[a]Landcadia Holdings IV Inc., A, 12/31/28, wts.	United States	1,171	228
[a,c]Lazard Growth Acquisition Corp. I	United States	6,383	63,064
[a]LDH Growth Corp. I, A, 12/31/28, wts.	United States	97	12
[a]Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	1,175	257
[a]Learn CW Investment Corp., A	United States	19,726	194,794
[a]Learn CW Investment Corp., A, 12/31/28, wts.	United States	9,863	1,355
[a]Legato Merger Corp. II	United States	3,958	39,461
[a]Lerer Hippeau Acquisition Corp., A	United States	10,961	108,623
[a]LF Capital Acquisition Corp. II, A	United States	13,246	132,924
[a]Live Oak Crestview Climate Acquisition Corp., A, 3/12/26, wts.	United States	452	151
[a]Live Oak Mobility Acquisition Corp., A	United States	1,366	13,448
[a]Live Oak Mobility Acquisition Corp., A, 3/04/28, wts.	United States	6,090	1,766
[a,d]Longview Acquisition Corp. II, A	United States	14,811	145,444
[a]Longview Acquisition Corp. II, A, 5/10/26, wts.	United States	12,250	1,715
[a]M3-Brigade Acquisition II Corp., A, 12/31/27, wts.	United States	7,608	807
[a]Marlin Technology Corp., A	United States	9,915	98,456
[a]MDH Acquisition Corp., A, 2/02/28, wts.	United States	1,198	54
[a]Motive Capital Corp. II, A	United States	17,352	173,173
[a]Motive Capital Corp. II, A, 5/15/28, wts.	United States	5,384	1,077
[a]The Music Acquisition Corp., A, 2/05/28, wts.	United States	2,681	214
[a]Nightdragon Acquisition Corp., A	United States	21,996	215,451
[a]Nightdragon Acquisition Corp., A, 12/31/27, wts.	United States	4,399	792
[a]North Atlantic Acquisition Corp., A	United States	6,495	64,333
[a]Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	3,083	213
[a]Obotech Acquisition SE, A	Luxembourg	4,205	40,976
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	141

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]One Equity Partners Open Water I Corp., A	United States	2,269	$22,361
[a]One Equity Partners Open Water I Corp., A, 12/31/27, wts.	United States	756	68
[a]Orion Biotech Opportunities Corp., A	United States	16,960	166,717
[a]Orion Biotech Opportunities Corp., A, 12/31/27, wts.	United States	3,392	780
[a]Pathfinder Acquisition Corp., A	United States	27,835	275,010
[a]Pathfinder Acquisition Corp., A, 12/31/27, wts.	United States	5,567	612
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	119,812	1,168,191
[a]Pegasus Acquisition Co. Europe BV, A, 4/27/26, wts.	Netherlands	29,604	8,925
[a,d]Periphas Capital Partnering Corp., A	United States	10,736	265,179
[a,f]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[a]Pine Technology Acquisition Corp., A, 3/31/28, wts.	United States	3,876	272
[a]Pioneer Merger Corp., A, 12/31/27, wts.	United States	16,710	1,379
[a]Pontem Corp., A	United States	16,446	163,309
[a]Pontem Corp., A, 12/31/27, wts.	United States	4,749	475
[a,d]Post Holdings Partnering Corp., A	United States	12,717	123,342
[a]Post Holdings Partnering Corp., A, 2/09/23, wts.	United States	12,973	2,724
[a]Power & Digital Infrastructure Acquisition II Corp., A, 12/14/28, wts.	United States	13,544	2,974
[a]Primavera Capital Acquisition Corp., A	Hong Kong	3,048	30,175
[a]Primavera Capital Acquisition Corp., A, 1/19/26, wts.	Hong Kong	1,524	290
[a]RCF Acquisition Corp., A	United States	12,616	126,538
[a]RCF Acquisition Corp., A, 4/25/23, wts.	United States	6,308	1,514
[a]Rice Acquisition Corp. II, A, 3/12/26, wts.	United States	3,294	1,399
[a]Rigel Resource Acquisition Corp., A	United States	8,142	81,501
[a]Rigel Resource Acquisition Corp., A, 4/19/23, wts.	United States	4,071	1,112
[a]RMG Acquisition Corp. III, A	United States	37,968	376,073
[a]Rosecliff Acquisition Corp. I, A	United States	59,628	587,336
[a,d]Rosecliff Acquisition Corp. I, A, 12/31/27, wts.	United States	19,875	1,887
[a,d]RXR Acquisition Corp., A	United States	9,640	94,761
[a]Sarissa Capital Acquisition Corp., A	United States	13,243	132,298
[a]Science Strategic Acquisition Corp. Alpha, A	United States	5,442	53,631
[a]ScION Tech Growth I, A	United Kingdom	3,306	32,862
[a]SCP & Co. Healthcare Acquisition Co., A, 1/27/28, wts.	United States	1,482	59
[a]Screaming Eagle Acquisition Corp., A	United States	96,744	937,449
[a]Screaming Eagle Acquisition Corp., A, 12/17/27, wts.	United States	20,384	5,504
[a]Sculptor Acquisition Corp. I, A	United States	14,028	139,999
[a]Sculptor Acquisition Corp. I, A, 4/15/28, wts.	United States	7,014	1,264
[a,d]Simon Property Group Acquisition Holdings Inc., A	United States	31,630	311,872
[a]Slam Corp., A	United States	24,487	242,176
[a]Slam Corp., A, 12/31/27, wts.	United States	7,928	1,108
[a]Social Capital Hedosophia Holdings Corp., A	United States	70,668	705,973
[a]Social Capital Hedosophia Holdings Corp. VI, A	United States	77,912	778,341
[a]Social Capital Suvretta Holdings Corp. II, A	United States	14,142	138,309
[a]Social Capital Suvretta Holdings Corp. IV, A	United States	27,104	265,077
[a,d]Social Leverage Acquisition Corp. I, A	United States	49,003	483,299
[a]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	566
[a]Spindletop Health Acquisition Corp., A	United States	11,406	114,060
[a]Spindletop Health Acquisition Corp., A, 12/31/28, wts.	United States	5,703	410
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	265
[a]StoneBridge Acquisition Corp.	United States	3,244	32,602
[a]Supernova Partners Acquisition Co. III Ltd., A, 3/31/27, wts.	United States	6,587	1,157
[a]Sustainable Development Acquisition I Corp.	United States	8,363	82,334
[a]SVF Investment Corp., A	United States	16,643	165,099
[a]SVF Investment Corp. 2, A	United States	9,817	96,992
[a]Tailwind Acquisition Corp., A	United States	20,588	206,498
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	786
[a]TB SA Acquisition Corp., A	United States	22,005	217,519

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]TB SA Acquisition Corp., A, 3/25/28, wts.	United States	7,335	$1,097
[a]TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	2,088	188
[a]Tekkorp Digital Acquisition Corp., 10/26/27, wts.	United States	1,328	105
[a]Teract SA, 11/16/25, wts.	France	3,920	280
[a,d]Thunder Bridge Capital Partners IV Inc., A	United States	12,385	120,630
[a]Tishman Speyer Innovation Corp. II, A	United States	1,653	16,274
[a]TLG Acquisition One Corp., A	United States	9,876	97,180
[a]TPG Pace Beneficial II Corp., A	United States	16,740	162,880
[a,d]Twelve Seas Investment Co. II, A	United States	4,888	48,000
[a]Twelve Seas Investment Co. II, A, 3/02/28, wts.	United States	1,629	135
[a]Twin Ridge Capital Acquisition Corp., A	United States	7,511	74,134
[a]two, A	United States	9,851	97,082
[a]USHG Acquisition Corp., A	United States	28,448	280,213
[a,c]Vahanna Tech Edge Acquisition I Corp., A	United States	7,916	80,981
[a]Vahanna Tech Edge Acquisition I Corp., A, 11/30/28, wts.	United States	3,958	932
[a]Valor Latitude Acquisition Corp., A	United States	16,723	164,220
[a]Valor Latitude Acquisition Corp., A, 12/31/28, wts.	United States	5,574	752
[a]Vector Acquisition Corp. II, A	United States	8,707	86,112
[a]Velocity Acquisition Corp., A	United States	6,445	63,290
[a]VMG Consumer Acquisition Corp., A	United States	2,210	22,034
[a]VMG Consumer Acquisition Corp., A, 7/03/23, wts.	United States	1,105	171
[a]VPC Impact Acquisition Holdings II Inc., A	United States	6,544	64,589
[a]Vy Global Growth, A	Cayman Islands	13,775	137,612
[a]Warburg Pincus Capital Corp. I-A, 12/31/27, wts.	Cayman Islands	249	43
[a]Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	2,381	923

			28,338,726

Diversified Telecommunication Services 0.0%†
[a]Telecom Italia SpA	Italy	276,000	56,927

Electric Utilities 2.2%
Constellation Energy Corp.	United States	80,021	6,528,913
[b]Duke Energy Corp.	United States	151	16,143
[d]Edison International	United States	30,172	2,044,757
ENEL SpA	Italy	139,856	657,194
[a]Energy Harbor Corp.	United States	78,248	5,985,972
[d]Exelon Corp.	United States	75,279	3,305,501
[d]FirstEnergy Corp.	United States	14,412	569,995
[b]NextEra Energy Inc.	United States	60,944	5,183,896
[a]PG&E Corp.	United States	102,305	1,261,421

			25,553,792

Electrical Equipment 1.4%
[a,d]Array Technologies Inc.	United States	159,892	3,341,743
[a]Bloom Energy Corp., A	United States	16,262	413,217
Emerson Electric Co.	United States	128	10,463
[a,d]Enovix Corp.	United States	122,064	2,700,056
[a]Fluence Energy Inc., A	United States	122,727	2,448,404
[a]Plug Power Inc.	United States	31,939	895,569
[a]Shoals Technologies Group Inc., A	United States	67,169	1,771,246
[a,d]Stem Inc.	United States	154,146	2,423,175
[a]Sunpower Corp., A	United States	17,275	414,600
[a,d]Sunrun Inc.	United States	50,099	1,654,770

			16,073,243

Electronic Equipment, Instruments & Components 0.3%
[a]Flex Ltd.	United States	101,067	1,800,003
Hollysys Automation Technologies Ltd.	China	70,884	1,207,155

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Electronic Equipment, Instruments & Components (continued)
[a]II-VI Inc.	United States	7,158	$338,072

			3,345,230

Energy Equipment & Services 0.0%†
[a]Nabors Industries Ltd.	United States	1,254	166,168

Entertainment 0.2%
Activision Blizzard Inc.	United States	27,527	2,160,594
[a]SciPlay Corp., A	United States	20,234	246,653

			2,407,247

Equity Real Estate Investment Trusts (REITs) 0.0%†
American Tower Corp.	United States	56	14,227
[a]Braemar Hotels & Resorts Inc.	United States	47	242

			14,469

Food & Staples Retailing 0.5%
[d]Costco Wholesale Corp.	United States	10,188	5,319,155
Walmart Inc.	United States	198	26,245

			5,345,400

Food Products 0.3%
[a]Benson Hill Inc., 12/24/25, wts.	United States	5,669	2,891
Chocoladefabriken Lindt & Spruengli AG	Switzerland	23	243,256
Nestle SA	United States	13,636	1,595,725
Tassal Group Ltd.	Australia	478,239	1,687,357

			3,529,229

Gas Utilities 0.2%
South Jersey Industries Inc.	United States	51,887	1,756,375

Health Care Equipment & Supplies 0.4%
Abbott Laboratories	United States	11,074	1,136,746
[a]Axonics Inc.	United States	3,243	234,307
[c]CONMED Corp.	United States	3,285	290,952
[a,c]Cutera Inc.	United States	8,797	420,057
DENTSPLY SIRONA Inc.	United States	5,301	173,714
[a]DexCom Inc.	United States	3,919	322,181
[a]Envista Holdings Corp.	United States	9,278	344,121
[a]Hologic Inc.	United States	4,235	286,116
[a]Inspire Medical Systems Inc.	United States	297	56,872
[a]Intuitive Surgical Inc.	United States	2,740	563,728
[a]NuVasive Inc.	United States	1,400	59,514
[a]Shockwave Medical Inc.	United States	1,690	501,693
[a]Silk Road Medical Inc.	United States	2,807	111,803
[d]Stryker Corp.	United States	3,423	702,400

			5,204,204

Health Care Providers & Services 0.6%
[a]1Life Healthcare Inc.	United States	25,267	434,845
[a]Centene Corp.	United States	10,207	915,976
[a]Davita Inc.	United States	2,167	184,823
Elevance Health Inc.	United States	40	19,404
[a]Hanger Inc.	United States	47,500	884,925
Humana Inc.	United States	1,944	936,580
[a]LHC Group Inc.	United States	5,358	865,156
[a,c]Oak Street Health Inc.	United States	3,641	95,394
[a]R1 Rcm Inc.	United States	8,023	175,303
[a]Signify Health Inc., A	United States	7,455	207,995
UnitedHealth Group Inc.	United States	5,100	2,648,584

			7,368,985

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care Technology 0.2%
[a]Change Healthcare Inc.	United States	71,825	$1,764,740
[a]Evolent Health Inc., A	United States	14,804	544,047
[a]Phreesia Inc.	United States	7,478	191,886

			2,500,673

Hotels, Restaurants & Leisure 0.3%
[a]Airbnb Inc., A	United States	13,169	1,489,677
Domino’s Pizza Inc.	United States	1,481	550,725
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	716	216
[a]MGM Holdings Inc., A	United States	6,722	957,885
[a]Sonder Holdings Inc., 1/31/28, wts.	United States	3,948	765
[b]Starbucks Corp.	United States	246	20,681

			3,019,949

Household Durables 0.2%
[a]Skyline Champion Corp.	United States	33,018	1,871,130

Household Products 0.0%†
[b]The Procter & Gamble Co.	United States	220	30,347

Independent Power & Renewable Electricity Producers 1.3%
The AES Corp.	United States	344,688	8,772,310
[d]Clearway Energy Inc., A	United States	7,379	254,428
Clearway Energy Inc., C	United States	26,831	995,430
[d]NextEra Energy Partners LP	United States	30,581	2,510,394
[a,d]Sunnova Energy International Inc.	United States	84,172	2,122,818

			14,655,380

Industrial Conglomerates 0.2%
General Electric Co.	United States	19,071	1,400,574
Smiths Group PLC	United Kingdom	9,395	162,307
Toshiba Corp.	Japan	9,747	360,970

			1,923,851

Insurance 0.4%
[a]Alleghany Corp.	United States	3,324	2,796,082
Brown & Brown Inc.	United States	5,315	335,058
[a,c]Trupanion Inc.	United States	18,834	1,329,304
W.R. Berkley Corp.	United States	10,128	656,294

			5,116,738

Interactive Media & Services 0.7%
[a,d]Alphabet Inc., A	United States	48,070	5,202,136
[a]Alphabet Inc., C	United States	7,608	830,413
[a]Getty Images Holdings Inc., 7/20/27, wts.	United States	5,729	6,703
[a,d]Meta Platforms Inc., A	United States	11,217	1,827,585
[a]Twitter Inc.	United States	21,179	820,686
[a]Wejo Group Ltd., 11/18/26, wts.	United States	3,488	349

			8,687,872

Internet & Direct Marketing Retail 0.6%
[a,d]Alibaba Group Holding Ltd., ADR	China	11,350	1,082,903
[a]Amazon.com Inc.	United States	17,231	2,184,374
[a]Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	1,806
[a,e]Deliveroo PLC, A, 144A	United Kingdom	81,129	76,227
[d]eBay Inc.	United States	19,531	861,903
[a]Etsy Inc.	United States	3,173	335,100
JD.Com Inc., A	China	1,483	46,945
[a]Lands’ End Inc.	United States	25,318	349,895
Prosus NV	China	25,758	1,592,090

			6,531,243

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
IT Services 2.1%
Accenture PLC, A	United States	55	$15,865
Be Shaping The Future SpA	Italy	252,056	858,804
[a]Block Inc., A	United States	18,705	1,288,962
[a]Core Scientific Inc., 1/19/27, wts.	United States	1,383	678
[a]FleetCor Technologies Inc.	United States	2,773	589,346
Genpact Ltd.	United States	17,040	800,539
Global Payments Inc.	United States	15,166	1,884,072
Link Administration Holdings Ltd.	Australia	145,453	426,315
MasterCard Inc., A	United States	10,129	3,285,543
[a]MongoDB Inc., A	United States	3,630	1,171,982
[a]Okta Inc., A	United States	13,444	1,228,782
[a,d]PayPal Holdings Inc.	United States	20,026	1,871,229
[a]Snowflake Inc., A	United States	3,744	677,477
[d]Switch Inc., A	United States	291,527	9,897,342
[a]WEX Inc.	United States	3,904	602,192

			24,599,128

Leisure Products 0.0%†
[a]Tonies SE, A, 4/30/26, wts.	Germany	41,605	18,815

Life Sciences Tools & Services 1.3%
Agilent Technologies Inc.	United States	2,928	375,516
Azenta Inc.	United States	684	36,054
[a,d]BIO-RAD Laboratories Inc., A	United States	609	295,389
Danaher Corp., W	United States	11,467	3,095,058
Eurofins Scientific SE	Luxembourg	28,085	1,943,151
Gerresheimer AG	Germany	29,619	1,549,343
Lonza Group AG	Switzerland	350	186,662
[a]Mettler-Toledo International Inc.	United States	3,596	4,360,006
[a]QIAGEN NV	United States	5,168	234,782
[a]Repligen Corp.	United States	934	204,892
[d]Thermo Fisher Scientific Inc.	United States	4,207	2,294,161

			14,575,014

Machinery 0.2%
[a]Berkshire Grey Inc., 7/21/26, wts.	United States	23,782	7,131
Cummins Inc.	United States	72	15,507
[d]Deere & Co.	United States	5,266	1,923,407
[a]Fast Radius Inc., 2/11/28, wts.	United States	2,678	149
[a]Haldex AB	Sweden	23,953	149,782
Hillenbrand Inc.	United States	2,241	93,382
[a,c]Nikola Corp.	United States	33,653	180,380

			2,369,738

Media 0.7%
[a]Altice USA Inc., A	United States	18,395	183,950
[a]Clear Channel Outdoor Holdings Inc., A	United States	81,603	130,565
[b]Comcast Corp., A	United States	278	10,061
[a]Innovid Corp., A, 12/31/27, wts.	Israel	69	37
ITV PLC	United Kingdom	23,390	17,406
Shaw Communications Inc., B	Canada	201,746	5,173,644
Stroeer SE & Co. KGaA	Germany	42,879	1,822,284
Tegna Inc.	United States	36,031	771,063

			8,109,010

Metals & Mining 0.3%
Freeport-McMoRan Inc.	United States	98,355	2,911,308
[a]Iamgold Corp.	Burkina Faso	458,776	545,944
[b]Newmont Corp.	United States	423	17,495

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Metals & Mining (continued)
Oz Minerals Ltd.	Australia	5,166	$89,030

			3,563,777

Multiline Retail 0.0%†
[b,d]Kohl’s Corp.	United States	13,462	382,590

Oil, Gas & Consumable Fuels 0.4%
[a]Archaea Energy Inc., A	United States	13,607	268,874
[a]Battalion Oil Corp.	United States	3,790	50,180
[c]California Resources Corp.	United States	3,913	195,494
Chesapeake Energy Corp.	United States	11,133	1,118,755
Devon Energy Corp.	United States	83	5,861
ENI SpA	Italy	113,547	1,341,323
Equities Corp.	United States	26,688	1,275,686
[a,f]Gazprom PJSC	Russia	615,160	—
[b]Pioneer Natural Resources Co.	United States	102	25,828
Suncor Energy Inc.	Canada	12,389	400,814
[a]Tellurian Inc.	United States	82,823	331,292
The Williams Cos. Inc.	United States	518	17,628

			5,031,735

Personal Products 0.3%
L’Oreal SA	France	7,015	2,409,262
[a]Unilever PLC	United Kingdom	35,336	1,609,009

			4,018,271

Pharmaceuticals 0.6%
[d]AstraZeneca PLC, ADR	United Kingdom	8,869	553,248
[b]Bristol-Myers Squibb Co.	United States	6,844	461,354
[a]Catalent Inc.	United States	1,308	115,104
Eli Lilly & Co., W	United States	5,520	1,662,790
Hikma Pharmaceuticals PLC	Jordan	8,547	130,262
Johnson & Johnson	United States	188	30,332
[b]Merck & Co. Inc.	United States	8,819	752,790
[d]Novo Nordisk AS, ADR	Denmark	6,184	656,122
[a]Pliant Therapeutics Inc.	United States	5,116	98,637
[a,c]Revance Therapeutics Inc.	United States	6,009	119,579
Roche Holding AG	United States	7,071	2,278,571
Zoetis Inc., A	United States	3,609	564,917
[a,f]Zogenix Inc., Contingent Value, rts., 12/31/23	United States	38,902	26,453

			7,450,159

Professional Services 1.1%
[a]Ibi Group Inc.	Canada	114,956	1,693,683
[a,e]Intertrust NV, 144A	Netherlands	215,209	4,208,629
Lifeworks Inc.	Canada	98,080	2,384,509
[d]ManTech International Corp., A	United States	30,250	2,901,278
Nielsen Holdings PLC	United States	68,111	1,896,210
SGS SA	Switzerland	106	233,431

			13,317,740

Road & Rail 1.7%
Canadian Pacific Railway Ltd.	Canada	84,617	6,334,429
CSX Corp.	United States	58,469	1,850,544
[a,d,f]Hertz Corp. Escrow	United States	1,584,000	—
Knight-Swift Transportation Holdings Inc., A	United States	48,542	2,451,856
[a]Uber Technologies Inc.	United States	43,268	1,244,388
[d]Union Pacific Corp.	United States	20,903	4,692,933
[a]USA Truck Inc.	United States	65,382	2,050,379

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Road & Rail (continued)
[a]XPO Logistics Inc.	United States	30,319	$1,589,322

			20,213,851

Semiconductors & Semiconductor Equipment 0.6%
[a]Advanced Micro Devices Inc.	United States	14,085	1,195,394
ASML Holding NV, G	Netherlands	1,381	676,607
Aspeed Technology Inc.	Taiwan	4,700	309,332
Broadcom Inc.	United States	37	18,467
[a]Enphase Energy Inc.	United States	1,206	345,447
[a]Entegris Inc.	United States	2,271	215,472
KLA Corp.	United States	3,439	1,183,463
Marvell Technology Inc.	United States	33,536	1,570,155
[b]Microchip Technology Inc.	United States	260	16,965
[a]MKS Instruments Inc.	United States	2,277	226,812
NVIDIA Corp.	United States	4,270	644,514
[b]Qualcomm Inc.	United States	422	55,818
[a]SolarEdge Technologies Inc.	United States	1,414	390,222

			6,848,668

Software 3.8%
[a]Adobe Inc.	United States	947	353,648
[a]Applovin Corp., A	United States	3,115	76,722
[a]Atlassian Corp. PLC, A	United States	3,894	964,388
[a,c]Avalara Inc.	United States	40,966	3,752,076
[a]Ceridian HCM Holding Inc.	United States	18,965	1,131,073
Citrix Systems Inc.	United States	42,301	4,347,274
[a]Datadog Inc., A	United States	6,527	685,009
[a]Dynatrace Inc.	United States	48,219	1,841,001
[a]Ecoonline As	Norway	191,646	446,435
[a]Five9 Inc.	United States	14,406	1,413,373
[a]HubSpot Inc.	United States	3,667	1,235,926
Infomedia Ltd.	Australia	813,093	796,290
Intuit Inc.	United States	6,865	2,964,170
[a]ironSource Ltd., A	Israel	196,131	802,176
[a]Lightspeed Commerce Inc.	Canada	40,898	782,788
[a]Livevox Holdings Inc., 6/18/26, wts.	United States	23,891	4,888
[a]Mandiant Inc.	United States	85,132	1,946,117
[a]Marathon Digital Holdings Inc.	United States	13,407	158,873
[d]Microsoft Corp.	United States	18,362	4,801,112
[a]Nearmap Ltd.	Australia	330,747	465,284
[a]Palo Alto Networks Inc.	United States	1,973	1,098,586
[a]Ping Identity Holding Corp.	United States	80,361	2,261,358
[a]RingCentral Inc., A	United States	85	3,658
[a]Samsara Inc., A	United States	41,158	612,019
SAP SE	Germany	33,322	2,838,017
[a]ServiceNow Inc.	United States	1,640	712,777
[a]Zendesk Inc.	United States	92,565	7,106,215

			43,601,253

Specialty Retail 0.7%
[a]Frasers Group PLC	United Kingdom	42,189	392,827
The Home Depot Inc.	United States	15,307	4,414,845
[d]Tractor Supply Co.	United States	6,316	1,169,407
Valora Holding AG	Switzerland	1,590	421,215
[a,e]Watches of Switzerland Group PLC, 144A	United Kingdom	140,408	1,275,442

			7,673,736

Technology Hardware, Storage & Peripherals 0.0%†
[b]Apple Inc.	United States	518	81,440

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	Germany	7,773	$1,152,606
[a]Capri Holdings Ltd.	United States	23,947	1,129,819
[a]Ermenegildo Zegna Holditalia SpA, 10/30/27, wts.	Italy	2,150	2,989
Hermes International	France	931	1,192,394
[d]Tapestry Inc.	United States	22,288	774,062

			4,251,870

Thrifts & Mortgage Finance 0.0%†
[a]Aareal Bank AG	Germany	2,537	81,076

Trading Companies & Distributors 0.3%
Brenntag SE	Germany	21,459	1,407,014
[d]Herc Holdings Inc.	United States	15,566	1,751,642
IMCD Group NV	Netherlands	2,995	413,178

			3,571,834

Transportation Infrastructure 0.2%
Atlantia SpA	Italy	103,271	2,364,750

Water Utilities 0.2%
[d]Essential Utilities Inc.	United States	29,438	1,446,878
Guangdong Investment Ltd.	China	1,272,652	1,165,943

			2,612,821

Wireless Telecommunication Services 0.1%
[a]T-Mobile US Inc.	United States	2,236	321,894
[d]Vodafone Group PLC, ADR	United Kingdom	59,014	791,968

			1,113,862

Total Common Stocks and Other Equity Interests
(Cost $329,365,507)			391,439,768

Exchange Traded Funds 0.8%
ARK Innovation ETF	United States	61,400	2,571,432
iShares China Large-Capital ETF	China	22,531	680,661
iShares MSCI Brazil Capped ETF	Brazil	24,638	751,952
Utilities Select Sector SPDR Fund	United States	73,600	5,471,424

Total Exchange Traded Funds (Cost $9,391,012)			9,475,469

Preferred Stocks 0.1%

Communications Equipment 0.0%†
[a]Riverbed Technology Inc., pfd., A	United States	3,699	18,495

Diversified Telecommunication Services 0.1%
[e]2020 Cash Mandatory Exchangeable Trust, 5.25%, pfd., 144A	United States	250	298,520

Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, pfd.	United States	114	5,233

Professional Services 0.0%†
Clarivate PLC, 5.25%, pfd.	United Kingdom	1,431	70,863

Thrifts & Mortgage Finance 0.0%†
FHLMC, pfd.,
O, 5.81%	United States	17,150	69,715
Z, 8.375%	United States	8,177	24,940
FNMA, pfd.,
[a]O	United States	16,250	82,875

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value
Preferred Stocks (continued)
Thrifts & Mortgage Finance (continued)
FNMA, pfd., (continued)
S, 8.25%	United States	15,150		$48,328

				225,858

Total Preferred Stocks (Cost $791,078)				618,969

		Principal Amount*
Convertible Bonds 14.6%
Aerospace & Defense 0.2%
[d]Kaman Corp., senior note, 3.25%, 5/01/24	United States	2,599,000		2,441,436
[d]Parsons Corp., senior note, 0.25%, 8/15/25	United States	119,000		127,270
[e]Virgin Galactic Holdings Inc., senior note, 144A, 2.50%, 2/01/27	United States	418,000		272,536

				2,841,242

Air Freight & Logistics 0.0%†
[e]Zto Express Cayman Inc., senior note, 144A, 1.50%, 9/01/27	China	322,000		330,372

Airlines 0.6%
[e]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	517,478
[c]American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	771,000		838,077
[e]Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,070,496
Copa Holdings SA, senior note, 4.50%, 4/15/25	Panama	1,670,000		2,555,100
[e]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,277,000		735,552
[c]Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	870,000		659,460
Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	210,000		263,183

				6,639,346

Auto Components 0.1%
[e]Luminar Technologies Inc., senior note, 144A, 1.25%, 12/15/26	United States	344,000		237,188
Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	552,000		550,694

				787,882

Automobiles 0.6%
[e]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,651,000		978,386
[d]Ford Motor Co., senior note, zero cpn., 3/15/26	United States	885,000		967,305
[d]Li Auto Inc., senior note, 0.25%, 5/01/28	China	1,474,000		1,787,178
[d,e]Lucid Group Inc., senior note, 144A, 1.25%, 12/15/26	United States	2,723,000		1,735,962
[d]NIO Inc., senior note, zero cpn., 2/01/26	China	1,533,000		1,321,744

				6,790,575

Banks 0.2%
[d]Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	2,201,000		2,147,631
[e,g]Standard Chartered PLC, senior bond, Reg S, 7.75% to 8/15/27, FRN thereafter, Perpetual	United Kingdom	200,000		194,580

				2,342,211

Biotechnology 1.0%
[e]Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	1,075,000		1,143,262
[c]BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	415,000		433,102
[e]Cerevel Therapeutics Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	65,000		61,945
Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,298,000		1,109,790
[d]Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,530,000		2,062,440
[c,e]Global Blood Therapeutics Inc., senior note, 144A, 1.875%, 12/15/28	United States	346,000		767,601
Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	882,000		1,002,695
[e]Halozyme Therapeutics Inc., senior note, 144A, 1.00%, 8/15/28	United States	652,000		642,627
[d]Insmed Inc., senior note, 0.75%, 6/01/28	United States	1,304,000		1,295,524

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Biotechnology (continued)
Intercept Pharmaceuticals Inc., senior secured note, 3.50%, 2/15/26	United States	542,000		$614,493
[c]Ionis Pharmaceuticals Inc., senior note, zero cpn., 4/01/26	United States	356,000		354,665
Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	886,000		714,559
[e]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	600,000	EUR	562,692
Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	882,000		967,934

				11,733,329

Chemicals 0.1%
[e]Amyris Inc., senior note, 144A, 1.50%, 11/15/26	United States	1,685,000		872,066
[e]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	593,000		384,771

				1,256,837

Communications Equipment 0.0%†
[e]Infinera Corp., senior note, 144A, 3.75%, 8/01/28	United States	139,000		149,773

Construction & Engineering 0.1%
Granite Construction Inc., senior note, 2.75%, 11/01/24	United States	618,000		690,152

Consumer Finance 0.4%
EZCORP Inc., senior note, 2.875%, 7/01/24	United States	1,076,000		1,173,378
[d]PRA Group Inc., senior note, 3.50%, 6/01/23	United States	2,231,000		2,229,605
[e]Upstart Holdings Inc., senior note, 144A, 0.25%, 8/15/26	United States	973,000		572,854
[e]Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	161,810

				4,137,647

Diversified Consumer Services 0.0%†
[d]Chegg Inc., senior note, zero cpn., 9/01/26	United States	131,000		105,124

Diversified Financial Services 0.1%
Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	317,000		216,987
[c]Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	1,797,000		1,377,939

				1,594,926

Diversified Telecommunication Services 0.2%
[e]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,054,000		1,025,015
[e]Radius Global Infrastructure Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,183,000		1,087,228

				2,112,243

Electrical Equipment 0.3%
[e]Array Technologies Inc., senior note, 144A, 1.00%, 12/01/28	United States	847,000		917,301
[d]Plug Power Inc., senior note, 3.75%, 6/01/25	United States	434,000		2,429,315

				3,346,616

Electronic Equipment, Instruments & Components 0.2%
OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,116,000		1,121,495
PAR Technology Corp., senior note, 1.50%, 10/15/27	United States	871,000		694,097
Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	687,000		654,622

				2,470,214

Energy Equipment & Services 0.1%
[d]Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,515,000		1,602,113

Entertainment 0.4%
Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	1,206,000		1,505,088
[d,e]The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	763,000		1,295,192
[d]Sea Ltd., senior note, 0.25%, 9/15/26	Singapore	1,898,000		1,397,905

				4,198,185

Equity Real Estate Investment Trusts (REITs) 0.3%
Braemar Hotels & Resorts Inc., senior note, 4.50%, 6/01/26	United States	661,000		698,917
[e]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, zero cpn., 5/01/25	United States	796,000		763,762
[d]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	1,749,000		1,664,052

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	497,000		$443,573

				3,570,304

Food & Staples Retailing 0.2%
The Chefs’ Warehouse Inc., senior note, 1.875%, 12/01/24	United States	2,579,000		2,693,765

Food Products 0.1%
[e]Post Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	696,000		726,972

Health Care Equipment & Supplies 0.6%
Cutera Inc., senior note,
2.25%, 3/15/26	United States	407,000		651,263
[d,e]144A, 2.25%, 6/01/28	United States	894,000		1,016,313
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	146,000		129,455
NuVasive Inc., senior note,
[d]1.00%, 6/01/23	United States	2,152,000		2,091,475
0.375%, 3/15/25	United States	735,000		643,125
[e]Tandem Diabetes Care Inc., senior note, 144A, 1.50%, 5/01/25	United States	561,000		512,614
[d]Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	1,247,000		1,504,106

				6,548,351

Health Care Providers & Services 0.1%
Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	50,000		37,270
PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	882,000		760,899

				798,169

Health Care Technology 0.3%
Bandwidth Inc., senior note, 0.50%, 4/01/28	United States	1,256,000		724,219
[e]Bilibili Inc., Z, senior note, 144A, 0.50%, 12/01/26	China	65,000		45,662
Blackline Inc., senior note, zero cpn., 3/15/26	United States	343,000		293,608
Coupa Software Inc., senior note,
0.125%, 6/15/25	United States	1,253,000		1,067,556
0.375%, 6/15/26	United States	1,100,000		872,300
Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	740,000		658,600
Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	180,000		153,720
Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	340,000		260,542

				4,076,207

Hotels, Restaurants & Leisure 0.2%
Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	30,000		46,260
Royal Caribbean Cruises Ltd., senior note,
[c]2.875%, 11/15/23	United States	771,000		725,511
[d,e]144A, 6.00%, 8/15/25	United States	1,824,000		2,035,584
Shake Shack Inc., senior note, zero cpn., 3/01/28	United States	173,000		121,618

				2,928,973

Independent Power & Renewable Electricity Producers 0.1%
[e]Sunnova Energy International Inc., senior note, 144A, 2.625%, 2/15/28	United States	654,000		645,825

Interactive Media & Services 0.2%
Snap Inc., senior note,
zero cpn., 5/01/27	United States	80,000		58,200
[d,e]144A, 0.125%, 3/01/28	United States	2,941,000		2,051,255

				2,109,455

Internet & Direct Marketing Retail 1.2%
Airbnb Inc., senior note, zero cpn., 3/15/26	United States	1,104,000		952,200
[e]Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	300,000	GBP	227,952
[e]Delivery Hero AG, senior note, Reg S,
1.50%, 1/15/28	South Korea	1,200,000	EUR	849,927
A, 1.00%, 4/30/26	South Korea	800,000	EUR	618,957
B, 2.125%, 3/10/29	South Korea	500,000	EUR	347,840
[e]Delivery Hero SE, senior note, Reg S, 0.25%, 1/23/24	South Korea	300,000	EUR	275,676

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
Etsy Inc., senior note, 0.25%, 6/15/28	United States	257,000		$215,109
[c]Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	1,961,000		1,586,000
[d]Fubotv Inc., senior note, 3.25%, 2/15/26	United States	1,302,000		609,336
Groupon Inc., senior note, 1.125%, 3/15/26	United States	1,249,000		834,332
[e]Just Eat Takeaway.com NV, senior note, Reg S,
2.25%, 1/25/24	United Kingdom	400,000	EUR	382,811
1.25%, 4/30/26	United Kingdom	800,000	EUR	658,305
0.625%, 2/09/28	United Kingdom	1,000,000	EUR	708,526
zero cpn., 8/09/25	United Kingdom	100,000	EUR	82,908
[d]Magnite Inc., senior note, 0.25%, 3/15/26	United States	467,000		351,441
[e]Meituan, senior note, Reg S, zero cpn., 4/27/27	China	200,000		172,850
[e]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,428,000		804,678
The Realreal Inc., senior note, 1.00%, 3/01/28	United States	502,000		247,998
Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	1,697,000		1,391,540
Twitter Inc., senior note, zero cpn., 3/15/26	United States	384,000		345,600
Wayfair Inc., senior note,
1.00%, 8/15/26	United States	723,000		516,584
[c]A, 0.625%, 10/01/25	United States	1,160,000		822,195
[e]Xometry Inc., A, senior note, 144A, 1.00%, 2/01/27	United States	868,000		954,800
Zillow Group Inc., senior note, 1.375%, 9/01/26	United States	15,000		15,817

				13,973,382

IT Services 0.6%
[e]Affirm Holdings Inc., senior note, 144A, zero cpn., 11/15/26	United States	1,027,000		661,653
[e]Cloudflare Inc., senior note, 144A, zero cpn., 8/15/26	United States	434,000		356,412
[e]Digitalocean Holdings Inc., senior note, 144A, zero cpn., 12/01/26	United States	1,766,000		1,361,890
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	950,000		805,799
[e]Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	1,165,000		887,506
[d]Shift4 Payments Inc., senior note, zero cpn., 12/15/25	United States	1,323,000		1,200,623
[d]Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,417,000		1,212,952

				6,486,835

Leisure Products 0.2%
[e]NCL Corp. Ltd., senior note, 144A,
1.125%, 2/15/27	United States	1,592,000		1,096,079
2.50%, 2/15/27	United States	614,000		447,299
Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	432,000		301,353

				1,844,731

Life Sciences Tools & Services 0.0%†
[e]Inotiv Inc., senior note, 144A, 3.25%, 10/15/27	United States	587,000		490,122

Machinery 0.3%
[d]Bloom Energy Corp., senior note, 2.50%, 8/15/25	United States	1,256,000		2,144,090
[e]Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	534,000		1,043,970
The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	828,000		712,908

				3,900,968

Media 0.9%
Cable One Inc., senior note, zero cpn., 3/15/26	United States	5,000		4,115
Dish Network Corp.,
senior bond, 3.375%, 8/15/26	United States	1,645,000		1,187,790
senior note, zero cpn., 12/15/25	United States	739,000		532,597
[e]Liberty Broadband Corp., senior bond,144A,
[d]1.25%, 9/30/50	United States	1,958,000		1,864,995
2.75%, 9/30/50	United States	1,533,000		1,488,488
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,448,000		709,520
senior note, 3.75%, 2/15/30	United States	1,969,000		959,888

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Media (continued)
[d,e]Liberty Media Corp., senior bond, 144A,
2.125%, 3/31/48	United States	1,620,000		$1,531,710
2.75%, 12/01/49	United States	1,601,000		1,478,524
[e]Liberty Media Corp.-Liberty Formula One, senior note, 144A, 2.25%, 8/15/27	United States	278,000		278,139
[e]Techtarget Inc., senior note, 144A, zero cpn., 12/15/26	United States	1,179,000		964,392

				11,000,158

Metals & Mining 0.5%
Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	514,000		375,364
[d,e]Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	712,000		785,288
[e]Lithium Americas Corp., senior note, 144A, 1.75%, 1/15/27	Canada	817,000		755,317
[e]MP Materials Corp., senior note, 144A, 0.25%, 4/01/26	United States	661,000		690,332
Osisko Gold Royalties Ltd., senior note, 4.00%, 12/31/22	Canada	383,000	CAD	290,192
[d]U.S. Steel Corp., senior note, 5.00%, 11/01/26	United States	1,461,000		2,727,687

				5,624,180

Mortgage Real Estate Investment Trusts (REITs) 0.8%
[e]Arbor Realty Trust Inc., senior note, 144A, 7.50%, 8/01/25	United States	723,000		739,268
[d]KKR Real Estate Finance Trust Inc., senior note, 6.125%, 5/15/23	United States	607,000		609,276
PennyMac Corp., senior note,
5.50%, 11/01/24	United States	910,000		880,425
[d]5.50%, 3/15/26	United States	1,671,000		1,496,381
Redwood Trust Inc., senior note,
4.75%, 8/15/23	United States	2,854,000		2,825,235
[e]144A, 7.75%, 6/15/27	United States	557,000		491,831
Starwood Property Trust Inc., senior note, 4.375%, 4/01/23	United States	784,000		782,040
Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	1,045,000		955,577

				8,780,033

Oil, Gas & Consumable Fuels 0.0%†
CNX Resources Corp., senior note, 2.25%, 5/01/26	United States	96,000		147,120

Personal Products 0.2%
[c,e]The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	1,120,000		915,600
[d]Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	2,019,000		1,864,547

				2,780,147

Pharmaceuticals 0.8%
Aerie Pharmaceuticals Inc., senior note, 1.50%, 10/01/24	United States	594,000		586,942
Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	887,000		816,040
Avadel Finance Cayman Ltd., senior note,
4.50%, 2/01/23	United States	788,000		792,334
4.50%, 10/02/23	United States	597,000		572,015
Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,026,000		916,765
Innoviva Inc.,
[e]senior note, 144A, 2.125%, 3/15/28	United States	1,230,000		1,017,210
sub. note, 2.125%, 1/15/23	United States	511,000		500,652
[d]Mannkind Corp., senior note, 2.50%, 3/01/26	United States	2,090,000		2,026,255
Omeros Corp., senior note, 5.25%, 2/15/26	United States	691,000		413,218
[c]Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	260,000		256,750
[d]Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	1,258,000		1,140,849

				9,039,030

Professional Services 0.0%†
[c]Upwork Inc., senior note, 0.25%, 8/15/26	United States	662,000		515,684

Real Estate Management & Development 0.3%
[d,e]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	2,751,000		1,748,180
Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	1,268,000		964,948

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Real Estate Management & Development (continued)
Redfin Corp., senior note, 0.50%, 4/01/27	United States	1,477,000		$757,740

				3,470,868

Road & Rail 0.0%†
Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	334,000		287,935

Semiconductors & Semiconductor Equipment 0.4%
[e]Ams-Osram AG, senior note, Reg S, 2.125%, 11/03/27	Austria	1,400,000	EUR	1,009,691
Sunpower Corp., A, senior note, 4.00%, 1/15/23	United States	929,000		1,061,383
[d]Veeco Instruments Inc., senior note, 3.75%, 6/01/27	United States	1,229,000		2,097,903

				4,168,977

Software 1.2%
[e]8x8 Inc., senior note, 144A, 4.00%, 2/01/28	United States	723,000		696,778
[e]Altair Engineering Inc., senior note, 144A, 1.75%, 6/15/27	United States	519,000		508,879
Alteryx Inc., senior note, 0.50%, 8/01/24	United States	1,041,000		950,563
Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	741,000		611,325
[e]Confluent Inc., senior note, 144A, zero cpn., 1/15/27	United States	1,048,000		788,096
Docusign Inc., senior note, zero cpn., 1/15/24	United States	92,000		86,618
[e]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,563,000	CAD	934,218
Envestnet Inc., senior note, 0.75%, 8/15/25	United States	1,142,000		1,004,960
Everbridge Inc., senior note, 0.125%, 12/15/24	United States	1,097,000		1,025,991
[c,d]Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	1,151,000		1,092,874
[d]i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	788,000		714,617
[e]Nutanix Inc., senior note, 144A, 0.25%, 10/01/27	United States	775,000		576,213
[d]Palo Alto Networks Inc., senior note, 0.75%, 7/01/23	United States	1,034,000		2,170,883
Ringcentral Inc., senior note, zero cpn.,
3/15/26	United States	65,000		51,155
A, 3/01/25	United States	1,472,000		1,248,440
Splunk Inc., senior note, 1.125%, 6/15/27	United States	160,000		135,000
[e]Unity Software Inc., senior note, 144A, zero cpn., 11/15/26	United States	489,000		371,029
[e]Veritone Inc., senior note, 144A, 1.75%, 11/15/26	United States	800,000		531,215

				13,498,854

Specialty Retail 0.3%
[d]Guess? Inc., senior note, 2.00%, 4/15/24	United States	2,054,000		2,043,730
[d]National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	1,305,000		1,643,684
[e]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		293,426

				3,980,840

Transportation Infrastructure 0.2%
[d]Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000		1,889,938

Total Convertible Bonds (Cost $184,729,093)				169,106,610

Corporate Bonds and Notes 11.5%
Aerospace & Defense 0.1%
The Boeing Co.,
senior bond, 3.375%, 6/15/46	United States	90,000		61,686
senior bond, 3.625%, 3/01/48	United States	25,000		17,389
senior bond, 3.90%, 5/01/49	United States	100,000		72,981
senior bond, 3.825%, 3/01/59	United States	25,000		17,317
senior note, 5.15%, 5/01/30	United States	115,000		113,301
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	110,000		108,492
[e]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	136,000		129,448
Spirit Aerosystems Inc., senior note, 3.95%, 6/15/23	United States	185,000		179,053
[e]ST Engineering Urban Solutions USA Inc., senior note, Reg S, 3.75%, 5/05/32	Singapore	400,000		385,806
[e]TransDigm Inc., senior secured note, 144A, 8.00%, 12/15/25	United States	155,000		158,946

				1,244,419

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Airlines 0.2%
[e]Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	187,000		$185,959
American Airlines 2015-2 Class Aa Pass-Through Trust, 3.60%, 9/22/27	United States	931,239		852,085
American Airlines 2016-1 Class Aa Pass-Through Trust, 3.575%, 1/15/28	United States	628,654		567,626
[e]American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	700,000		589,729
United Airlines Pass-Through Trust,
B, 4.875%, 1/15/26	United States	39,800		37,949
2019-2, B, 3.50%, 5/01/28	United States	317,908		269,046

				2,502,394

Auto Components 0.2%
[e]Tenneco Inc., senior secured note, 144A, 5.125%, 4/15/29	United States	2,074,000		2,024,011

Automobiles 0.4%
[e]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	700,000		701,533
Ford Motor Co.,
senior bond, 6.10%, 8/19/32	United States	984,000		959,557
senior note, 9.00%, 4/22/25	United States	210,000		235,210
Ford Motor Credit Co. LLC, senior note, 5.125%, 6/16/25	United States	531,000		519,411
[d,e]Frontier Communications Holdings LLC, senior secured note, 144A, 8.75%, 5/15/30	United States	1,218,000		1,255,429
General Motors Co., senior bond,
5.20%, 4/01/45	United States	30,000		25,292
5.40%, 4/01/48	United States	140,000		122,517
5.95%, 4/01/49	United States	190,000		176,802
General Motors Financial Co. Inc.,
[c,g]junior sub. note, A, 5.75% to 9/30/27, FRN thereafter, Perpetual	United States	30,000		26,513
[g]junior sub. note, B, 6.50% to 9/30/28, FRN thereafter, Perpetual	United States	75,000		69,289
[g]junior sub. note, C, 5.70% to 9/30/30, FRN thereafter, Perpetual	United States	35,000		32,613
senior note, 1.20%, 10/15/24	United States	85,000		79,497
Toyota Motor Credit Corp., senior note, 1.45%, 1/13/25	United States	925,000		875,128

				5,078,791

Banks 0.7%
[e,h]Banco Hipotecario SA, senior note, 144A, FRN, 68.625%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	1,055,440	ARS	3,508
Bank of America Corp., senior note, 1.843% to 8/04/22, FRN thereafter, 2/04/25	United States	460,000		442,375
[e]Bank Rakyat Indonesia Persero TBK PT, senior note, Reg S, 4.625%, 7/20/23	Indonesia	400,000		400,990
Barclays PLC,
sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	325,000		260,778
[g]junior sub. note, 4.375% to 3/15/28, FRN thereafter, Perpetual	United Kingdom	210,000		158,076
[e]Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	466,000		460,924
Citigroup Inc., senior note,
1.281% to 11/03/24, FRN thereafter, 11/03/25	United States	450,000		418,560
2.014% to 11/25/25, FRN thereafter, 1/25/26	United States	460,000		432,375
Deutsche Bank AG, sub. bond, 3.729% to 10/14/30, FRN thereafter, 1/14/32	Germany	200,000		147,245
[e,g]HDFC Bank Ltd., senior bond, Reg S, 3.70% to 8/25/26, FRN thereafter, Perpetual	India	400,000		345,060

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Banks (continued)
HSBC Holdings PLC,
[g]junior sub. note, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	3,000,000	$2,941,289
senior note, 4.755% to 6/09/27, FRN thereafter, 6/09/28	United Kingdom	336,000	324,205
[e,g]Kasikornbank PCL, E, junior sub. note, Reg S, 4.00% to 2/10/27, FRN thereafter, Perpetual	Thailand	200,000	171,014
[e]Societe Generale SA, sub. bond, 144A, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000	160,378
[e]Standard Chartered PLC,
sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000	200,297
[g]senior bond, Reg S, 7.75% to 4/02/23, FRN thereafter, Perpetual	United Kingdom	500,000	502,027
[e,g]TMB Bank PCL, E, junior sub. note, Reg S, 4.90% to 12/02/24, FRN thereafter, Perpetual	Thailand	400,000	372,988
[g]Westpac Banking Corp., junior sub. note, 5.00% to 9/21/27, FRN thereafter, Perpetual	Australia	600,000	532,445

			8,274,534

Capital Markets 0.4%
Ares Capital Corp.,
senior bond, 3.20%, 11/15/31	United States	205,000	160,049
senior note, 2.875%, 6/15/28	United States	145,000	120,584
[e]Barings BDC Inc., senior note, 144A, 3.30%, 11/23/26	United States	125,000	108,507
Blackstone Secured Lending Fund, senior note, 2.125%, 2/15/27	United States	355,000	294,700
[e]Coinbase Global Inc., senior bond, 144A, 3.625%, 10/01/31	United States	306,000	186,767
FS KKR Capital Corp., senior note,
3.40%, 1/15/26	United States	330,000	300,569
3.125%, 10/12/28	United States	150,000	122,271
[e]Huarong Finance 2017 Co. Ltd., Reg S,
senior bond, 4.75%, 4/27/27	China	200,000	168,250
[g]senior note, E, 4.00% to 11/07/22, FRN thereafter, Perpetual	China	200,000	197,500
[e]Huarong Finance 2019 Co. Ltd., Reg S,
senior bond, E, 4.50%, 5/29/29	China	1,200,000	925,500
senior bond, E, 3.875%, 11/13/29	China	500,000	370,625
senior bond, E, 3.625%, 9/30/30	China	400,000	290,000
[g]senior note, G, 4.25% to 9/30/25, FRN thereafter, Perpetual	China	200,000	150,609
senior note, E, 3.25%, 11/13/24	China	200,000	178,690
[e]Huarong Finance II Co. Ltd., senior bond, Reg S,
5.00%, 11/19/25	China	500,000	446,875
EMTN, 4.875%, 11/22/26	China	200,000	171,750
Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	45,000	39,705
Owl Rock Capital Corp., senior note, 2.875%, 6/11/28	United States	155,000	125,613

			4,358,564

Chemicals 0.2%
[e]Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	140,000	115,071
[e]Avient Corp., senior note, 144A, 7.125%, 8/01/30	United States	300,000	296,592
[e,g]Bluestar Finance Holdings Ltd., senior note, Reg S,
3.10% to 7/12/24, FRN thereafter, Perpetual	China	200,000	193,500
3.875% to 6/24/23, FRN thereafter, Perpetual	China	200,000	198,449
[e]Braskem Idesa SAPI, senior bond, Reg S, 6.99%, 2/20/32	Mexico	886,000	688,068
Celanese US Holdings LLC,
senior bond, 6.379%, 7/15/32	United States	40,000	39,752
senior note, 6.33%, 7/15/29	United States	55,000	54,873

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Chemicals (continued)
[e,g]CNAC HK Finbridge Co. Ltd., senior note, Reg S, 3.35% to 9/22/23, FRN thereafter, Perpetual	China	600,000	$591,925

			2,178,230

Commercial Services & Supplies 0.0%†
[e]Verscend Escrow Corp., senior note, 144A, 9.75%, 8/15/26	United States	296,000	299,345

Communications Equipment 0.2%
[e]Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	998,000	301,619
[e]CommScope Inc., 144A,
senior note, 7.125%, 7/01/28	United States	235,000	193,686
senior secured note, 4.75%, 9/01/29	United States	60,000	51,163
[e]CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	180,000	142,331
[e]HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Tanzania	235,000	221,629
[e]Plantronics Inc., senior note, 144A, 4.75%, 3/01/29	United States	972,000	974,644

			1,885,072

Construction & Engineering 0.0%†
[e]GMR Hyderabad International Airport Ltd., senior secured bond, Reg S, 4.25%, 10/27/27	India	200,000	174,000
[e]India Airport Infra, senior secured note, Reg S, 6.25%, 10/25/25	India	500,000	451,275

			625,275

Construction Materials 0.1%
[e]Camelot Return Merger Sub Inc., senior secured note, 144A,
8.75%, 8/01/28	United States	414,000	376,467
[e]Cemex SAB de CV, senior secured bond, 144A,
5.45%, 11/19/29	Mexico	200,000	185,259
5.20%, 9/17/30	Mexico	245,000	222,696
[e]SRM Escrow Issuer LLC, senior secured note, 144A, 6.00%, 11/01/28	United States	784,000	712,362

			1,496,784

Consumer Finance 0.4%
[g]Ally Financial Inc., C, junior sub. note, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	210,000	163,660
[e]Manappuram Finance Ltd., E, senior secured note, Reg S, 5.90%, 1/13/23	India	239,000	237,805
[e]Muthoot Finance Ltd., senior secured note, Reg S,
6.125%, 10/31/22	India	2,100,000	2,098,393
4.40%, 9/02/23	India	200,000	195,900
[e]Shriram Transport Finance Co. Ltd., senior note, Reg S,
5.95%, 10/24/22	India	1,850,000	1,849,083
5.10%, 7/16/23	India	200,000	197,440

			4,742,281

Diversified Consumer Services 0.2%
[e]Adtalem Global Education Inc., senior secured note, 144A, 5.50%, 3/01/28	United States	450,000	428,112
[e]Aramark Services Inc., senior note, 144A, 6.375%, 5/01/25	United States	105,000	104,213
[e]The Hertz Corp., senior note, 144A, 5.00%, 12/01/29	United States	229,000	184,613
[e]Metis Merger Sub LLC, senior note, 144A, 6.50%, 5/15/29	United States	141,000	121,470
[d,e]MoneyGram International Inc., senior secured note, 144A, 5.375%, 8/01/26	United States	994,000	977,064
[e]Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	361,000	270,333
[e]Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	700,000	616,458

			2,702,263

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Financial Services 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, senior note, 6.50%, 7/15/25	Ireland	150,000		$153,672
[e]AG Issuer LLC, senior secured note, 144A, 6.25%, 3/01/28	United States	554,000		508,638
[e]Antares Holdings LP, senior note, 144A, 3.75%, 7/15/27	Canada	375,000		314,084
[e]Azure Orbit IV International Finance Ltd., E, senior note, Reg S, 3.75%, 1/25/23	China	700,000		698,725
[e]Condor Merger Sub Inc., senior note, 144A, 7.375%, 2/15/30	United States	600,000		501,690
[e]Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	700,000		445,560
[e]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	82,355
[e]Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	1,103,000		1,001,662
[e]Minerva Merger Sub Inc., senior note, 144A, 6.50%, 2/15/30	United States	173,000		147,095
[e]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	700,000		556,710
OneMain Finance Corp., senior note, 3.50%, 1/15/27	United States	130,000		107,460
[e]Rec Ltd., senior note, Reg S,
4.75%, 5/19/23	India	1,000,000		1,001,510
5.25%, 11/13/23	India	400,000		402,840
G, 3.375%, 7/25/24	India	300,000		292,337
[e]Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc., 144A,
senior bond, 3.875%, 3/01/31	United States	5,000		3,910
senior bond, 4.00%, 10/15/33	United States	360,000		268,779
senior note, 2.875%, 10/15/26	United States	495,000		416,721
senior note, 3.625%, 3/01/29	United States	405,000		326,622
[e]Vistajet Malta Finance PLC / XO Management Holding Inc., senior note, 144A, 6.375%, 2/01/30	Switzerland	691,000		595,469
[e]WMG Acquisition Corp., 144A,
senior secured bond, 3.00%, 2/15/31	United States	906,000		720,773
[d]senior secured note, 3.75%, 12/01/29	United States	369,000		315,956

				8,862,568

Diversified Telecommunication Services 0.4%
[e]Altice France SA, senior secured note, Reg S, 3.375%, 1/15/28	France	563,000	EUR	453,356
[e]Avaya Inc., senior secured note, 144A, 6.125%, 9/15/28	United States	1,012,000		554,971
[e]Frontier Communications Holdings LLC, senior secured note, 144A, 5.00%, 5/01/28	United States	41,000		35,987
[e]IHS Holding Ltd., senior note, Reg S, 6.25%, 11/29/28	Nigeria	560,000		476,526
[e]Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		194,036
[e]Level 3 Financing Inc., senior note, 144A, 4.625%, 9/15/27	United States	659,000		583,172
[e]Lorca Telecom Bondco SA, senior secured note, Reg S, 4.00%, 9/18/27	Spain	200,000	EUR	179,689
[e]Switch Ltd., senior note, 144A,
3.75%, 9/15/28	United States	128,000		127,070
[d]4.125%, 6/15/29	United States	1,438,000		1,436,953
[e]VMED O2 UK Financing I PLC, senior secured bond, Reg S, 4.50%, 7/15/31	United Kingdom	365,000	GBP	354,609

				4,396,369

Electric Utilities 0.4%
[d,f]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,978
[g]Edison International, A, junior sub. note, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	70,000		62,825
[e]EP Infrastructure AS, Reg S,
senior bond, 1.816%, 3/02/31	Czech Republic	100,000	EUR	63,358
senior note, 1.659%, 4/26/24	Czech Republic	147,000	EUR	128,167
senior note, 1.698%, 7/30/26	Czech Republic	396,000	EUR	304,639
[e]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	1,823,000		1,663,323

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Electric Utilities (continued)
[e]Greenko Investment Co., senior secured note, Reg S, 4.875%, 8/16/23	India	200,000	$191,700
[e]Greenko Power II Ltd., senior secured note, Reg S, 4.30%, 12/13/28	India	200,000	160,750
[e]Greenko Wind Projects Mauritius Ltd., senior note, Reg S, 5.50%, 4/06/25	India	200,000	181,000
Pacific Gas and Electric Co.,
secured bond, 5.90%, 6/15/32	United States	145,000	140,001
secured bond, 4.50%, 7/01/40	United States	452,000	352,406
secured bond, 4.95%, 7/01/50	United States	412,000	329,463
secured bond, 3.50%, 8/01/50	United States	160,000	106,426
senior bond, 4.30%, 3/15/45	United States	95,000	69,059
Pacific Gas And Electric Co., secured note, 5.45%, 6/15/27	United States	50,000	49,207
PG&E Corp., senior secured bond, 5.25%, 7/01/30	United States	700,000	606,337

			4,432,639

Energy Equipment & Services 0.2%
[e]Shelf Drilling Holdings Ltd., senior note, 144A, 8.25%, 2/15/25	United Arab Emirates	157,000	123,481
[e]Solaris Midstream Holdings LLC, senior note, 144A, 7.625%, 4/01/26	United States	557,000	544,437
[e]Transocean Inc., senior note, 144A,
7.25%, 11/01/25	United States	300,000	239,577
7.50%, 1/15/26	United States	298,000	229,889
[d]11.50%, 1/30/27	United States	1,020,000	984,535
8.00%, 2/01/27	United States	277,000	206,084

			2,328,003

Entertainment 0.1%
[e,i]AMC Entertainment Holdings Inc., secured note, 144A, PIK, 10.00% (cash), 6/15/26	United States	519,000	417,860
Netflix Inc., senior bond,
4.875%, 4/15/28	United States	80,000	77,906
5.875%, 11/15/28	United States	115,000	116,577
6.375%, 5/15/29	United States	115,000	119,208
[e]144A, 5.375%, 11/15/29	United States	30,000	29,602
[e]144A, 4.875%, 6/15/30	United States	55,000	52,606

			813,759

Equity Real Estate Investment Trusts (REITs) 0.2%
[e]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, senior secured note, 144A, 4.50%, 4/01/27	United States	290,000	248,903
National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000	22,792
SBA Communications Corp., senior note,
3.875%, 2/15/27	United States	20,000	18,245
3.125%, 2/01/29	United States	700,000	577,724
Service Properties Trust, senior bond, 4.50%, 6/15/23	United States	265,000	260,057
[e]Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC, senior note, 144A, 6.00%, 1/15/30	United States	516,000	364,595
[e]Vici Properties LP / Vici Note Co. Inc., 144A,
senior bond, 4.125%, 8/15/30	United States	685,000	603,251
senior note, 5.625%, 5/01/24	United States	85,000	85,245
senior note, 4.625%, 6/15/25	United States	100,000	96,935
senior note, 4.50%, 9/01/26	United States	125,000	117,949
senior note, 4.25%, 12/01/26	United States	140,000	131,326

			2,527,022

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Food & Staples Retailing 0.2%
[e]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%, 4/15/25	United States	760,000		$723,024
[e]JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc., senior note, 144A, 3.00%, 2/02/29	United States	70,000		60,976
[e]Marb Bondco PLC, senior bond, 144A, 3.95%, 1/29/31	Brazil	215,000		169,860
[e]Market Bidco Finco PLC, senior note, 144A, 5.50%, 11/04/27	United Kingdom	1,000,000		961,307

				1,915,167

Food Products 0.0%†
[e]Darling Ingredients Inc., senior note, 144A, 6.00%, 6/15/30	United States	15,000		15,040
[e]Pilgrim’s Pride Corp., senior bond, 144A, 3.50%, 3/01/32	United States	488,000		396,764
[e]Post Holdings Inc., senior bond, 144A, 5.75%, 3/01/27	United States	95,000		92,921

				504,725

Gas Utilities 0.0%†
[e]Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	356,000	EUR	247,769
[e]Spp Infrastructure Financing BV, senior bond, Reg S, 2.625%, 2/12/25	Slovak Republic	118,000	EUR	93,431

				341,200

Health Care Providers & Services 0.3%
[e]Davita Inc., senior bond, 144A, 3.75%, 2/15/31	United States	175,000		129,071
[e]Global Medical Response Inc., senior secured note, 144A, 6.50%, 10/01/25	United States	522,000		466,671
HCA Inc.,
senior bond, 5.375%, 2/01/25	United States	115,000		116,238
senior bond, 5.875%, 2/15/26	United States	280,000		286,261
senior secured bond, 3.50%, 7/15/51	United States	365,000		251,000
[e]LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	749,000		568,776
[e]Molina Healthcare Inc., senior note, 144A, 4.375%, 6/15/28	United States	50,000		46,207
[e]RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	579,000		517,750
[e]Tenet Healthcare Corp., senior secured note, 144A, 4.875%, 1/01/26	United States	779,000		741,043

				3,123,017

Health Care Technology 0.2%
Citrix Systems Inc., senior bond,
4.50%, 12/01/27	United States	299,000		297,366
3.30%, 3/01/30	United States	1,910,000		1,887,067

				2,184,433

Hotels, Restaurants & Leisure 0.4%
[e]Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	296,000		289,399
[e]Carnival Corp., 144A,
senior note, 7.625%, 3/01/26	United States	413,000		352,165
senior note, 5.75%, 3/01/27	United States	155,000		120,730
senior note, 6.00%, 5/01/29	United States	25,000		18,984
senior secured note, 4.00%, 8/01/28	United States	417,000		348,195
[e]Haidilao International Holding Ltd., senior note, Reg S, 2.15%, 1/14/26	China	420,000		329,723
[e]Hilton Grand Vacations Borrower Escrow LLC, 144A,
senior bond, 4.875%, 7/01/31	United States	50,000		41,342
senior note, 5.00%, 6/01/29	United States	50,000		44,315
[e]International Game Technology PLC, senior bond, 144A, 6.50%, 2/15/25	United States	519,000		515,759

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[e]Lions Gate Capital Holdings LLC, senior note, 144A, 5.50%, 4/15/29	United States	638,000	$506,374
[e]Magallanes Inc., 144A,
senior bond, 4.279%, 3/15/32	United States	90,000	78,489
senior note, 3.755%, 3/15/27	United States	65,000	60,746
senior note, 4.054%, 3/15/29	United States	60,000	54,683
[e]Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	50,000	42,229
MGM Resorts International, senior note, 4.75%, 10/15/28	United States	131,000	115,311
[e]Royal Caribbean Cruises Ltd., senior note, 144A,
4.25%, 7/01/26	United States	45,000	34,654
11.625%, 8/15/27	United States	177,000	173,733
5.50%, 4/01/28	United States	200,000	151,252
[e]Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	135,000	132,312
[e]Station Casinos LLC, senior bond, 144A, 4.625%, 12/01/31	United States	956,000	800,296
Travel + Leisure Co.,
senior secured bond, 6.00%, 4/01/27	United States	10,000	9,510
[e]senior secured bond, 144A, 4.625%, 3/01/30	United States	45,000	36,103
[e]senior secured note, 144A, 6.625%, 7/31/26	United States	125,000	121,356
[e]senior secured note, 144A, 4.50%, 12/01/29	United States	90,000	73,293

			4,450,953

Household Durables 0.2%
[e]K. Hovnanian Enterprises Inc., senior secured note, 144A,
[d]7.75%, 2/15/26	United States	1,164,000	1,152,086
10.50%, 2/15/26	United States	850,000	841,734

			1,993,820

Household Products 0.1%
[e]Spectrum Brands Inc., senior bond, 144A, 3.875%, 3/15/31	United States	840,000	652,756

Independent Power & Renewable Electricity Producers 0.1%
NRG Energy Inc., senior note, 5.75%, 1/15/28	United States	115,000	108,532
[e]NTPC Ltd., E, senior bond, Reg S, 4.75%, 10/03/22	India	700,000	700,435

			808,967

Industrial Conglomerates 0.0%†
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
6.375%, 12/15/25	United States	75,000	73,313
6.25%, 5/15/26	United States	105,000	100,840
5.25%, 5/15/27	United States	210,000	191,315
4.375%, 2/01/29	United States	60,000	51,118

			416,586

Insurance 0.1%
[e]Athene Global Funding, secured note, 144A, 1.716%, 1/07/25	United States	380,000	351,866
[e]Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	147,026
[e,g]KDB Life Insurance Co. Ltd., sub. note, Reg S, 7.50% to 5/21/23, FRN thereafter, Perpetual	South Korea	200,000	183,500
[e]QBE Insurance Group Ltd., sub. bond, Reg S, 7.50% to 11/24/23, FRN thereafter, 11/24/43	Australia	250,000	255,313

			937,705

Interactive Media & Services 0.1%
[e]Tencent Holdings Ltd., senior bond, Reg S,
3.84%, 4/22/51	China	250,000	185,780
3.94%, 4/22/61	China	500,000	364,504
[e]Twitter Inc., senior note, 144A, 3.875%, 12/15/27	United States	589,000	548,888

			1,099,172

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd., senior bond, 3.15%, 2/09/51	China	200,000		$132,657
[e]Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	700,000		548,503
Expedia Group Inc., senior note,
3.25%, 2/15/30	United States	30,000		25,985
2.95%, 3/15/31	United States	40,000		33,501
[e]Meituan, senior bond, Reg S, 3.05%, 10/28/30	China	600,000		436,094
[e]Prosus NV, Reg S,
senior bond, 1.985%, 7/13/33	China	300,000	EUR	203,487
senior bond, 2.778%, 1/19/34	China	497,000	EUR	362,937
senior bond, 3.832%, 2/08/51	China	110,000		68,680
senior bond, 4.987%, 1/19/52	China	100,000		72,068
senior note, 1.288%, 7/13/29	China	204,000	EUR	153,412

				2,037,324

IT Services 0.1%
[e]Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	358,000	GBP	406,542
[e]Virtusa Corp., senior note, 144A, 7.125%, 12/15/28	United States	700,000		553,969

				960,511

Leisure Products 0.1%
[e]Mattel Inc., senior note, 144A, 3.375%, 4/01/26	United States	590,000		537,089
[e]NCL Corp. Ltd., 144A,
senior note, 5.875%, 3/15/26	United States	95,000		76,950
senior secured note, 5.875%, 2/15/27	United States	60,000		54,462
[e]NCL Finance Ltd., senior note, 144A, 6.125%, 3/15/28	United States	65,000		50,568

				719,069

Machinery 0.1%
John Deere Capital Corp., senior note, 1.25%, 1/10/25	United States	130,000		122,869
[e]TK Elevator US Newco Inc., senior secured note, 144A, 5.25%, 7/15/27	Germany	579,000		527,645

				650,514

Media 0.6%
[e]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	182,000		156,790
[e]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
5.50%, 5/01/26	United States	40,000		39,651
5.125%, 5/01/27	United States	925,000		879,212
Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
2.80%, 4/01/31	United States	40,000		32,460
2.30%, 2/01/32	United States	15,000		11,421
4.40%, 4/01/33	United States	20,000		17,702
[d]3.50%, 3/01/42	United States	837,000		579,029
3.85%, 4/01/61	United States	75,000		48,048
4.40%, 12/01/61	United States	485,000		341,822
[d]3.95%, 6/30/62	United States	1,469,000		970,404
[e]CSC Holdings LLC, senior bond, 144A,
4.625%, 12/01/30	United States	855,000		612,826
4.50%, 11/15/31	United States	25,000		20,100
[e]DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	40,000		36,655
DISH DBS Corp.,
senior note, 5.125%, 6/01/29	United States	450,000		267,304
[e]senior secured note, 144A, 5.25%, 12/01/26	United States	295,000		244,113
iHeartCommunications Inc.,
senior note, 8.375%, 5/01/27	United States	90,000		79,380

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Media (continued)
iHeartCommunications Inc., (continued)
[e]senior secured note, 144A, 5.25%, 8/15/27	United States	90,000		$80,898
[e]senior secured note, 144A, 4.75%, 1/15/28	United States	989,000		850,046
Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	840,000		643,717
[e]Scripps Escrow II Inc., senior secured note, 144A, 3.875%, 1/15/29	United States	135,000		114,645
[e]Spanish Broadcasting System Inc., senior secured note, 144A, 9.75%, 3/01/26	United States	700,000		557,137
[e]Virgin Media Secured Finance PLC, senior secured bond, Reg S, 4.25%, 1/15/30	United Kingdom	141,000	GBP	137,773
[e]VZ Secured Financing BV, senior secured note, Reg S, 3.50%, 1/15/32	Netherlands	157,000	EUR	122,941
[e]Wolverine Escrow LLC, senior secured note, 144A, 8.50%, 11/15/24	United States	654,000		356,430

				7,200,504

Metals & Mining 0.3%
[e]Abja Investment Co. Pte. Ltd., senior note, Reg S, 4.45%, 7/24/23	India	600,000		599,549
[e]First Quantum Minerals Ltd., senior note, 144A,
6.875%, 3/01/26	Zambia	200,000		192,280
6.875%, 10/15/27	Zambia	375,000		358,159
Freeport-McMoRan Inc., senior bond, 4.625%, 8/01/30	United States	130,000		120,530
[e]Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	245,000		202,498
[e,g]MCC Holding Hong Kong Corp. Ltd., senior note, Reg S, 3.50% to 1/16/23, FRN thereafter, Perpetual	China	200,000		199,691
[e]Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	792,000		654,569
[e]Vedanta Resources Finance II PLC, senior note, Reg S,
8.00%, 4/23/23	India	400,000		369,699
13.875%, 1/21/24	India	400,000		347,354
[e]Vedanta Resources Ltd., senior note, Reg S, 7.125%, 5/31/23	India	200,000		184,727
[e]Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000		26,145

				3,255,201

Mining 0.0%†
[e]FMG Resources August 2006 Pty Ltd., senior note, 144A, 4.50%, 9/15/27	Australia	75,000		68,625

Mortgage Real Estate Investment Trusts (REITs) 0.1%
[e]Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	690,000		559,814
[e]Rithm Capital Corp., senior note, 144A, 6.25%, 10/15/25	United States	700,000		621,971

				1,181,785

Multiline Retail 0.0%†
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	424,000		293,172

Oil, Gas & Consumable Fuels 1.4%
[e]Aethon United BR LP / Aethon United Finance Corp., senior note, 144A, 8.25%, 2/15/26	United States	159,000		159,207
[e]Aker BP ASA, senior bond, 144A, 4.00%, 1/15/31	Norway	150,000		135,633
[e]Azure Power Solar Energy Pvt Ltd., senior secured note, Reg S, 5.65%, 12/24/24	India	200,000		132,860
[e]Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	290,000		277,935
Dcp Midstream Operating LP, senior note, 5.375%, 7/15/25	United States	205,000		205,780
[e]Energean Israel Finance Ltd., senior secured note, 144A, Reg S, 5.375%, 3/30/28	Israel	60,000		54,150
Energy Transfer LP,
[d]senior bond, 6.125%, 12/15/45	United States	272,000		262,540
senior bond, 6.00%, 6/15/48	United States	229,000		218,110
senior bond, 6.25%, 4/15/49	United States	181,000		177,730

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
[d,g]junior sub. note, H, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	473,000	$437,886
Equities Corp., senior note,
3.90%, 10/01/27	United States	240,000	227,504
5.00%, 1/15/29	United States	35,000	34,265
[e]144A, 3.625%, 5/15/31	United States	135,000	119,380
[e]Hess Midstream Operations LP, senior note, 144A, 5.625%, 2/15/26	United States	25,000	24,423
[e]Indian Oil Corp. Ltd., senior bond, Reg S, 5.75%, 8/01/23	India	300,000	303,880
[e]Leviathan Bond Ltd., senior note, 144A, Reg S, 6.50%, 6/30/27	Israel	100,000	97,500
[e]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	1,239,000	1,128,723
[d]10.50%, 5/15/27	United States	666,000	644,294
[e]New Fortress Energy Inc., senior secured note, 144A, 6.75%, 9/15/25	United States	797,000	772,034
[e]NGL Energy Operating LLC / NGL Energy Finance Corp., senior secured note, 144A, 7.50%, 2/01/26	United States	783,000	717,514
[e]Northern Oil and Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	608,000	584,735
Occidental Petroleum Corp.,
senior bond, 8.875%, 7/15/30	United States	15,000	17,544
senior bond, 6.125%, 1/01/31	United States	10,000	10,407
senior bond, 7.875%, 9/15/31	United States	15,000	17,311
senior note, 5.55%, 3/15/26	United States	230,000	235,865
[e]Ongc Videsh Ltd., senior bond, Reg S, 3.75%, 5/07/23	India	363,000	361,643
Ovintiv Inc., senior bond,
8.125%, 9/15/30	United States	25,000	27,831
7.20%, 11/01/31	United States	5,000	5,387
7.375%, 11/01/31	United States	5,000	5,457
6.50%, 8/15/34	United States	20,000	20,665
6.625%, 8/15/37	United States	45,000	46,291
6.50%, 2/01/38	United States	10,000	10,263
[e]Pertamina Persero PT, senior note, Reg S, 4.30%, 5/20/23	Indonesia	400,000	399,250
Petroleos Mexicanos, senior bond,
5.95%, 1/28/31	Mexico	565,000	427,292
6.625%, 6/15/35	Mexico	380,000	273,085
6.75%, 9/21/47	Mexico	667,000	421,381
7.69%, 1/23/50	Mexico	860,000	593,417
6.95%, 1/28/60	Mexico	825,000	518,842
Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	25,000	22,319
[d]Talos Production Inc., secured note, 12.00%, 1/15/26	United States	602,000	638,659
Targa Resources Partners LP / Targa Resources Partners Finance Corp., senior bond, 4.875%, 2/01/31	United States	591,000	548,687
[e]Thai Oil PCL, senior bond, Reg S, 3.625%, 1/23/23	Thailand	200,000	199,382
[e]Thaioil Treasury Center Co. Ltd., senior note, Reg S, 3.625%, 1/23/23	Thailand	400,000	398,736
[e]Transocean Guardian Ltd., senior secured note, 144A, 5.875%, 1/15/24	United States	369,100	350,329
[e]Tullow Oil PLC, senior note, Reg S, 10.25%, 5/15/26	Ghana	1,785,000	1,662,183
[e]Venture Global Calcasieu Pass LLC, senior secured bond, 144A, 3.875%, 11/01/33	United States	775,000	645,187
Western Midstream Operating LP,
senior bond, 5.50%, 8/15/48	United States	146,000	127,508
senior note, 3.35%, 2/01/25	United States	110,000	103,990
[e]YPF Sociedad Anonima,
senior bond, Reg S, 8.50%, 7/28/25	Argentina	536,000	385,097
senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000	64,465

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[e]YPF Sociedad Anonima, (continued)
senior note, Reg S, 8.75%, 4/04/24	Argentina	886,900		$740,992
senior note, Reg S, 8.50%, 3/23/25	Argentina	961,500		787,200

				16,782,748

Pharmaceuticals 0.2%
[e]Bausch Health Cos. Inc., 144A,
senior bond, 5.25%, 1/30/30	United States	120,000		44,582
senior bond, 5.25%, 2/15/31	United States	215,000		82,985
senior note, 7.00%, 1/15/28	United States	70,000		27,057
senior note, 5.00%, 1/30/28	United States	165,000		62,141
senior note, 5.00%, 2/15/29	United States	20,000		7,830
senior note, 6.25%, 2/15/29	United States	20,000		7,582
senior secured note, 5.50%, 11/01/25	United States	193,000		159,458
[e]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	691,000		605,496
[c]Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	10,000		9,013
Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	334,246
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	290,000		244,829
senior bond, 4.10%, 10/01/46	Israel	575,000		377,223
senior note, 2.80%, 7/21/23	Israel	325,000		312,146

				2,274,588

Professional Services 0.0%†
[e]Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	452,000		356,608

Real Estate Management & Development 0.2%
[e]Agile Group Holdings Ltd., Reg S,
[g]senior note, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	200,000		51,354
senior secured note, 6.05%, 10/13/25	China	200,000		78,818
[e]Central China Real Estate Ltd., senior secured note, Reg S, 7.25%, 8/13/24	China	200,000		69,642
[e]CFLD Cayman Investment Ltd., senior note, Reg S, 8.60%, 4/08/24	China	200,000		21,650
[e]China Aoyuan Group Ltd., senior secured note, Reg S, 5.98%, 8/18/25	China	200,000		13,372
[e]China Evergrande Group, senior note, Reg S, 8.75%, 6/28/25	China	200,000		14,698
[e]China South City Holdings Ltd., Reg S,
senior note, 9.00%, 12/11/24	China	200,000		87,500
senior secured note, 9.00%, 7/20/24	China	200,000		96,000
[e]Country Garden Holdings Co. Ltd., senior secured note, Reg S, 2.70%, 7/12/26	China	400,000		185,300
[i]Easy Tactic Ltd., senior secured note, PIK (cash), 7.50%, 7/11/27	China	206,048		36,285
[e]Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	431,000		364,792
[e]Kaisa Group Holdings Ltd., senior secured note, Reg S,
8.50%, 6/30/22	China	692,000		80,034
11.25%, 4/16/25	China	994,000		114,401
11.65%, 6/01/26	China	200,000		23,041
[e]Logan Group Co. Ltd., senior note, Reg S, 5.25%, 10/19/25	China	200,000		34,000
[e]New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000		89,000
[e,g]NWD Finance BVI Ltd., senior note, Reg S, 6.15% to 3/16/25, FRN thereafter, Perpetual	Hong Kong	500,000		484,970
[e]Perfect Point Ventures Ltd., senior note, Reg S, 5.20%, 9/20/25	Hong Kong	400,000		351,406
[e]Shimao Group Holdings Ltd., Reg S,
senior bond, 4.60%, 7/13/30	China	200,000		25,514
senior secured note, 6.125%, 2/21/24	China	200,000		28,733

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Real Estate Management & Development (continued)
[e,g]Sino-Ocean Land Treasure III Ltd., senior note, Reg S, 4.90% to 9/21/22, FRN thereafter, Perpetual	China	330,000		$85,235
[e]Sino-Ocean Land Treasure IV Ltd., senior bond, Reg S, 4.75%, 1/14/30	China	200,000		77,600
[e]Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000		36,375

				2,449,720

Road & Rail 0.1%
[e]SF Holding Investment Ltd., senior bond, Reg S, 3.125%, 11/17/31	China	400,000		339,570
[e]Uber Technologies Inc., senior note, 144A,
8.00%, 11/01/26	United States	20,000		20,229
7.50%, 9/15/27	United States	530,000		531,320
6.25%, 1/15/28	United States	40,000		38,255
4.50%, 8/15/29	United States	610,000		530,700

				1,460,074

Semiconductors & Semiconductor Equipment 0.0%†
Broadcom Inc., senior bond, 4.15%, 11/15/30	United States	170,000		155,197

Software 0.1%
[e]NCR Corp., senior bond, 144A, 5.25%, 10/01/30	United States	466,000		431,058
Oracle Corp., senior bond,
3.60%, 4/01/40	United States	287,000		208,989
[d]3.60%, 4/01/50	United States	455,000		310,275
3.95%, 3/25/51	United States	230,000		165,436
3.85%, 4/01/60	United States	596,000		395,794

				1,511,552

Specialty Retail 0.7%
[e]Abercrombie & Fitch Management Co., senior secured note, 144A, 8.75%, 7/15/25	United States	265,000		259,056
Bath & Body Works Inc., senior bond,
6.875%, 11/01/35	United States	235,000		205,529
6.75%, 7/01/36	United States	190,000		164,255
[d,e]144A, 6.625%, 10/01/30	United States	308,000		280,188
[e]Carvana Co., senior note, 144A,
[d]5.625%, 10/01/25	United States	912,000		683,281
5.50%, 4/15/27	United States	267,000		173,457
5.875%, 10/01/28	United States	478,000		287,476
4.875%, 9/01/29	United States	675,000		384,750
10.25%, 5/01/30	United States	2,003,000		1,597,402
[e]China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		201,448
[e]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	2,293,000	EUR	1,900,250
[e]Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A,
senior note, 6.75%, 1/15/30	United States	59,000		48,215
senior secured note, 4.625%, 1/15/29	United States	89,000		77,716
[d,e]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	702,000		650,382
[e]LS Finance 2017 Ltd., senior note, Reg S,
4.80%, 6/18/26	Hong Kong	200,000		145,000
E, 4.875%, 7/15/24	Hong Kong	200,000		165,000
[e]Staples Inc., 144A,
senior note, 10.75%, 4/15/27	United States	300,000		220,951
senior secured note, 7.50%, 4/15/26	United States	300,000		253,884

				7,698,240

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Technology Hardware, Storage & Peripherals 0.1%
CDW LLC / CDW Finance Corp., senior note,
2.67%, 12/01/26	United States	75,000	$67,631
4.25%, 4/01/28	United States	40,000	37,089
3.25%, 2/15/29	United States	155,000	134,794
[e]Lenovo Group Ltd., senior bond, Reg S, 6.536%, 7/27/32	China	400,000	396,970
Western Digital Corp., senior note,
4.75%, 2/15/26	United States	135,000	130,208
2.85%, 2/01/29	United States	185,000	151,169

			917,861

Thrifts & Mortgage Finance 0.1%
[e]IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	1,100,000	1,083,555
[e]Nationstar Mortgage Holdings Inc., senior bond, 144A, 5.75%, 11/15/31	United States	90,000	71,494

			1,155,049

Tobacco 0.1%
[d,e]Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,566,000	1,518,179

Trading Companies & Distributors 0.0%†
Aircastle Ltd.,
[e,g]junior sub. note, 144A, 5.25% to 6/15/26, FRN thereafter, Perpetual	United States	35,000	27,651
senior note, 4.25%, 6/15/26	United States	310,000	286,874

			314,525

Wireless Telecommunication Services 0.1%
[e]Softbank Group Corp., Reg S, senior bond, 5.25%, 7/06/31	Japan	200,000	156,700
[g]sub. note, 6.00% to 7/19/23, FRN thereafter, Perpetual	Japan	800,000	741,740

			898,440

Total Corporate Bonds and Notes (Cost $147,529,651)			133,060,310

Corporate Bonds and Notes in Reorganization 0.7%
Airlines 0.2%
[e,j]LATAM Finance Ltd., senior note, 144A,
6.875%, 4/11/24	Chile	800,000	763,224
7.00%, 3/01/26	Chile	1,400,000	1,339,159

			2,102,383

Electric Utilities 0.3%
[j]Talen Energy Supply LLC,
senior note, 6.50%, 6/01/25	United States	366,000	330,086
[e]senior note, 144A, 7.25%, 5/15/27	United States	1,520,000	1,563,700
[e]senior note, 144A, 6.625%, 1/15/28	United States	596,000	605,816
[e]senior secured note, 144A, 7.625%, 6/01/28	United States	436,000	448,810

			2,948,412

Metals & Mining 0.1%
[e,j]Samarco Mineracao SA, senior bond, Reg S,
4.125%, 11/01/22	Brazil	925,000	558,616
5.75%, 10/24/23	Brazil	184,000	120,366

			678,982

Pharmaceuticals 0.1%
[d,e,j]Par Pharmaceutical Inc., senior note, 144A, 7.50% 4/01/27	United States	1,735,000	1,476,884

Real Estate Management & Development 0.0%†
[e,j]Kaisa Group Holdings Ltd., senior secured note, Reg S,
11.95%, 11/12/23	China	200,000	22,980
9.375%, 6/30/24	China	205,000	23,594

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes in Reorganization (continued)
Real Estate Management & Development (continued)
[e,j]Kaisa Group Holdings Ltd., senior secured note, Reg S, (continued)
11.70%, 11/11/25	China	200,000		$22,915
[e,j]Ronshine China Holdings Ltd., senior secured note, Reg S, 8.10%, 6/09/23	China	200,000		14,044
[e,j]Shimao Group Holdings Ltd., senior secured note, Reg S, 4.75%, 7/03/22	China	200,000		32,000
[e,j]Sunac China Holdings Ltd., Reg S,
senior note, 6.80%, 10/20/24	China	300,000		44,919
senior secured note, 8.35%, 4/19/23	China	200,000		29,554
senior secured note, 6.65%, 8/03/24	China	200,000		29,635
senior secured note, 6.50%, 1/26/26	China	400,000		58,734
[e,j]Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S,
8.375%, 10/30/24	China	200,000		14,918
7.70%, 2/20/25	China	200,000		15,151
7.85%, 8/12/26	China	205,000		16,179
6.35%, 1/13/27	China	400,000		31,257
[j]Zhenro Properties Group Ltd., senior note,
[e]Reg S, 6.63%, 1/07/26	China	403,000		16,267
8.00%, 3/06/23	China	981,000		43,218

				415,365

Total Corporate Bonds and Notes in Reorganization
(Cost $9,690,237)				7,622,026

[k]Senior Floating Rate Interests 0.2%
Communications Equipment 0.0%†
[i]Riverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1-Month USD LIBOR +
6.00%), 12/08/26	United States	136,267		64,897

Construction Materials 0.1%
Oldcastle BuildingEnvelope Inc., Term Loan B, 6.109%, (1-Month SOFR +
4.50%), 4/30/29	United States	1,302,469		1,223,351

Consumer Discretionary Services 0.1%
Travel Leaders Group LLC, Term Loan B, 6.524%, (1-Month USD LIBOR +
4.00%), 1/25/24	United States	478,446		448,095

Diversified Financial Services 0.0%†
Ziggo BV, Term Loan H, 3.764%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000		110,036

Entertainment 0.0%†
Playtika Holding Corp., Term Loan B, 5.274%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	151,582		148,646

Equity Real Estate Investment Trusts (REITs) 0.0%†
McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	170,938	GBP	183,189

Food & Staples Retailing 0.0%†
[l]Upfield Group BV, Term Loan RC, 3.00%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	325,991		260,793

Food Products 0.0%†
Chobani LLC, Closing Date Term Loan, 6.024%, (1-Month USD LIBOR + 3.50%), 10/25/27	United States	143		139

Internet & Direct Marketing Retail 0.0%†
Delivery Hero SE, Term Loan B, 8.191%, (1-Month SOFR + 6.50%), 8/12/27	United States	1,719		1,672

Media 0.0%†
Advantage Sales & Marketing Inc., Term Loan B1, 6.876%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	116,099		109,448

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

[k]Senior Floating Rate Interests (continued)
Pharmaceuticals 0.0%†
[l]Bausch Health Cos. Inc., Term Loan B, 7.662%, (1-Month SOFR + 5.25%), 1/27/27	United States	287,660			$230,795

Total Senior Floating Rate Interests (Cost $3,118,520)					2,781,061

Foreign Government and Agency Securities 4.0%
[e]CBB International Sukuk Programme Co. Wll, senior note, 144A, 3.875%, 5/18/29	Bahrain	343,000			304,162
[e]Export-Import Bank of India, E, senior bond, Reg S, 4.00%, 1/14/23	India	500,000			499,770
[e]Government of Abu Dhabi, senior note, Reg S, 2.125%, 9/30/24	United Arab Emirates	1,470,000			1,425,556
[e]Government of Angola, senior bond,
144A, 8.75%, 4/14/32	Angola	349,000			287,032
Reg S, 8.00%, 11/26/29	Angola	241,000			200,751
Reg S, 8.25%, 5/09/28	Angola	200,000			174,310
Reg S, 8.75%, 4/14/32	Angola	520,000			427,669
Reg S, 9.375%, 5/08/48	Angola	1,023,000			784,948
Government of Argentina, senior bond,
1.50%, 7/09/35	Argentina	3,851,885			870,992
3.875, 1/09/38	Argentina	7,926,545			2,240,733
3.50%, 7/09/41	Argentina	2,124,585			561,677
Government of Brazil, senior bond, 6.00%, 8/15/30	Brazil	1,473,000		BRL	1,137,055
Government of Colombia, senior bond,
2.25%, 4/18/29	Colombia	8,374,467,892		COP	1,546,161
B, 7.00%, 6/30/32	Colombia	11,304,900,000		COP	1,828,653
[e]Government of Dominican Republic, senior bond, Reg S,
4.875%, 9/23/32	Dominican Republic	1,750,000			1,418,632
5.875%, 1/30/60	Dominican Republic	584,000			415,626
[e]Government of Ecuador, Reg S,
senior bond, 2.50%, 7/31/35	Ecuador	2,688,367			1,041,229
senior note, 5.50%, 7/31/30	Ecuador	2,479,472			1,322,616
[e]Government of Egypt, senior bond, Reg S,
7.30%, 9/30/33	Egypt	574,000			391,354
7.50%, 2/16/61	Egypt	764,000			447,225
[e]Government of El Salvador, senior bond, Reg S,
7.75%, 1/24/23	El Salvador	975,000			885,455
8.25%, 4/10/32	El Salvador	1,421,000			553,442
[e]Government of Germany, senior bond, Reg S, zero cpn., 2/15/32	Germany	388,800		EUR	340,116
[e]Government of Ghana, senior bond, Reg S,
10.75%, 10/14/30	Ghana	1,673,000			1,213,745
8.95%, 3/26/51	Ghana	225,000			82,125
[e]Government of Guatemala, senior note, Reg S, 5.25%, 8/10/29	Guatemala	710,000			695,365
[e]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	1,336,500			1,119,752
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000			333,328
Government of Mexico, senior bond,
3.60%, 1/30/25	Mexico	1,400,000			1,397,845
7.75%, 5/29/31	Mexico	12,230,000	[m]	MXN	559,519
2.75%, 11/27/31	Mexico	33,050,337	[m]	MXN	1,463,474
4.875%, 5/19/33	Mexico	910,000			873,563
8.50%, 11/18/38	Mexico	21,280,000	[m]	MXN	1,008,958
7.75%, 11/13/42	Mexico	29,110,000	[m]	MXN	1,276,366
5.75%, 10/12/10	Mexico	756,000			649,411
[e]Government of Nigeria,
senior bond, Reg S, 7.696%, 2/23/38	Nigeria	409,000			263,429
senior bond, Reg S, 7.625%, 11/28/47	Nigeria	518,000			320,274
senior note, Reg S, 6.125%, 9/28/28	Nigeria	772,000			560,897

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
[e]Government of Nigeria, (continued)
senior note, 144A, 8.375%, 3/24/29	Nigeria	242,000		$192,571
senior note, Reg S, 8.375%, 3/24/29	Nigeria	288,000		229,176
[e]Government of Oman, senior bond, Reg S,
6.25%, 1/25/31	Oman	386,000		390,187
6.75%, 1/17/48	Oman	642,000		576,395
[e]Government of Qatar, senior note, Reg S,
3.875%, 4/23/23	Qatar	585,000		586,030
3.375%, 3/14/24	Qatar	835,000		832,077
Government of South Africa, senior bond,
10.50%, 12/21/26	South Africa	18,624,882	ZAR	1,142,537
8.25%, 3/31/32	South Africa	10,706,466	ZAR	528,330
8.50%, 1/31/37	South Africa	24,745,704	ZAR	1,160,012
8.75%, 2/28/48	South Africa	14,354,417	ZAR	660,075
7.30%, 4/20/52	South Africa	1,326,000		1,106,062
[e]Government of Tunisian Republic, senior note, Reg S,
6.75%, 10/31/23	Tunisia	469,000	EUR	365,977
5.625%, 2/17/24	Tunisia	1,046,000	EUR	696,401
Government of Turkey, senior bond, 5.75%, 5/11/47	Turkey	2,259,000		1,376,540
[e]Government of Ukraine, Reg S,
senior bond, 7.75%, 9/01/26	Ukraine	2,041,000		412,670
senior bond, 7.375%, 9/25/34	Ukraine	2,859,000		514,791
senior bond, 7.253%, 3/15/35	Ukraine	1,572,000		276,923
senior bond, zero cpn., 8/01/41	Ukraine	5,782,000		1,759,000
senior note, 8.994%, 2/01/26	Ukraine	445,000		94,309
[e]Government of Zambia, senior bond, Reg S,
8.50%, 4/14/24	Zambia	1,563,000		953,961
8.97%, 7/30/27	Zambia	1,582,000		963,433
Provincia de Buenos Aires, senior bond,
[h,e]Reg S, FRN, 61.095%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000	ARS	11,318
[e]Reg S, 5.25%, 9/01/37	Argentina	3,449,775	ARS	1,213,419
[e]144A, 5.25%, 9/01/37	Argentina	1,160,000	ARS	408,017

Total Foreign Government and Agency Securities
(Cost $57,102,551)				47,373,426

U.S. Government and Agency Securities 0.5%
U.S. Treasury Bond,
3.25%, 5/15/42	United States	155,000		148,316
2.25%, 2/15/52	United States	325,200		259,855
2.875%, 5/15/52	United States	873,900		805,627
U.S. Treasury Note,
0.50%, 3/15/23	United States	900,000		887,051
1.25%, 7/31/23	United States	770,000		754,724
1.375%, 8/31/23	United States	1,585,000		1,552,248
2.625%, 4/15/25	United States	332,000		324,841
2.75%, 4/30/27	United States	145,000		141,151
2.625%, 5/31/27	United States	186,900		181,038
2.625%, 7/31/29	United States	407,700		390,914
1.875%, 2/15/32	United States	358,000		320,130
2.875%, 5/15/32	United States	218,200		212,728

Total U.S. Government and Agency Securities
(Cost $6,034,129)				5,978,623

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities 5.8%
Diversified Financial Services 3.8%
[e]AASET Trust, 144A,
2021-1A, A, 2.95%, 11/16/41	United States	217,857		$182,059
2021-1A, B, 3.80%, 11/16/41	United States	1,219,989		887,323
[e]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	35,970		34,700
[e]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	168,193		162,478
[e,k]AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 4.662%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		271,747
[e]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 7.072%, 2/15/40	United States	170,624		52,386
[e,k]Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 5.49%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States	250,000		226,250
[e]American Credit Acceptance Receivables Trust, 144A,
2020-3, D, 2.40%, 6/15/26	United States	200,000		195,567
2020-4, D, 1.77%, 12/14/26	United States	185,000		177,167
[e,k]Arbor Realty Commercial Real Estate Notes Ltd., 144A, FRN,
2021-FL1, D, 5.341%, (1-Month USD LIBOR + 2.95%), 12/15/35	United States	1,000,000		953,670
2022-FL1, D, 4.883%, (SOFR + 3.00%), 1/15/37	United States	1,000,000		950,593
[k]Argent Securities Inc., 2004-W3, M4, FRN, 3.48%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	111,317		126,918
[e]Avis Budget Rental Car Funding AESOP LLC, 144A,
2020-2A, B, 2.96%, 2/20/27	United States	100,000		91,829
2020-2A, C, 4.25%, 2/20/27	United States	100,000		93,840
[e,k]Barings CLO Ltd., 2019-4A, C, 144A, FRN, 5.312%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000		388,170
[e,k]Battalion CLO VIII Ltd., 2020-8A, D1R2, 144A, FRN, 9.49%, (3-Month USD LIBOR + 6.75%), 7/18/30	United States	1,500,000		1,403,845
[n]Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 2.862%, 5/25/36	United States	1,025,854		826,409
[e,n]Binom Securitization Trust, 2022-RPL1, M1, 144A, FRN, 3.00%, 2/25/61	United States	160,000		145,516
[e]Black Diamond CLO Designated Activity Co., 2015-1, ER, Reg S, 5.13%, 10/03/29	Ireland	1,330,000	EUR	1,276,205
[e]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	171,187		151,583
[e,k]BSPRT Issuer Ltd., 2019-FL5, E, 144A, FRN, 5.241%, (1-Month USD LIBOR + 2.85%), 5/15/29	United States	1,000,000		972,451
[e,k]BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 4.191%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	340,000		331,155
California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	93,287		93,306
Carvana Auto Receivables Trust, 2021-N4, D, 2.30%, 9/11/28	United States	100,000		93,252
[e]Castlelake Aircraft Structured Trust, 2021-1A, A, 144A, 3.474%, 1/15/46	United States	294,090		261,800
[e,k]Catamaran CLO Ltd., 2014-2A, D, 144A, FRN, 7.59%, (3-Month USD LIBOR + 4.85%), 10/18/26	United States	1,004,117		956,953
[e,k]CHCP Ltd., 2021-FL1, C, 144A, FRN, 4.511%, (SOFR + 2.21%), 2/15/38	United States	1,000,000		973,430
CHL Mortgage Pass-Through Trust,
2004-4, M, 5.50%, 5/25/34	United States	674,090		384,194
2006-21, A8, 5.75%, 2/25/37	United States	297,805		164,211
[n]2006-HYB1, 2A2C, FRN, 2.907%, 3/20/36	United States	1,103,740		1,022,787
[n]2006-HYB4, 3B, FRN, 3.515%, 6/20/36	United States	1,570,782		1,309,189
[e,k]CIFC Funding Ltd., 2021-7A, D, 144A, FRN, 5.783%, (3-Month USD LIBOR + 3.00%), 1/23/35	United States	315,000		283,625

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e,k]Connecticut Avenue Securities Trust, 144A, FRN,
2020-R01, 1M2, 4.494%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	27,598		$27,064
2021-R01, 1B1, 5.283%, (SOFR + 3.10%), 10/25/41	United States	100,000		93,771
2022-R06, 1M1, 4.933%, (SOFR + 2.75%), 5/25/42	United States	102,395		104,136
2022-R07, 1B1, 9.008%, (SOFR + 6.80%), 6/25/42	United States	70,003		73,951
[e]CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000		91,401
[e]CSMC Trust, 144A, [n]2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	92,321		89,571
2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000		146,702
[e]DB Master Finance LLC, 2021-1A, A2II, 144A, 2.493%, 11/20/51	United States	54,588		46,785
[e,n]DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.648%, 10/10/34	United States	100,000		92,972
[e]Domino’s Pizza Master Issuer LLC, 2018-1A, A2II, 144A, 4.328%, 7/25/48	United States	173,250		165,725
Drive Auto Receivables Trust, 2018-3, D, 4.30%, 9/16/24	United States	2,464		2,467
[e]DT Auto Owner Trust, 144A,
2020-3A, D, 1.84%, 6/15/26	United States	80,000		76,227
2021-4A, D, 1.99%, 9/15/27	United States	105,000		94,440
2022-2A, D, 5.46%, 3/15/28	United States	170,000		164,532
[e]Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	78,207		73,726
[e,k]Eurosail-UK PLC, FRN, Reg S,
2007-1X, C1A, 0.158%, (3-Month EURIBOR + 0.44%), 3/13/45	United Kingdom	1,240,000	EUR	1,030,962
2007-2X, C1A, 0.168%, (3-Month EURIBOR + 0.45%), 3/13/45	United Kingdom	1,220,000	EUR	1,014,196
Exeter Automobile Receivables Trust, [e]2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000		90,028
2020-3A, C, 1.32%, 7/15/25	United States	124,694		123,475
[n]Fannie Mae Grantor Trust, 2004-T5, AB7, FRN, 2.759%, 5/28/35	United States	277,944		255,234
[e]FirstKey Homes Trust, 144A,
2020-SFR1, F1, 3.638%, 8/17/37	United States	225,000		207,498
2020-SFR2, F1, 3.017%, 10/19/37	United States	320,000		288,947
[e]Flagship Credit Auto Trust, 144A,
2019-4, D, 3.12%, 1/15/26	United States	90,000		87,341
2022-1, D, 3.64%, 3/15/28	United States	225,000		210,221
[e,k]Gilbert Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.462%, (3-Month USD LIBOR + 2.95%), 10/15/30	United States	250,000		238,653
[e]GLS Auto Receivables Trust, 2020-1A, C, 144A, 2.72%, 11/17/25	United States	150,000		147,537
[e,k]Greystone CRE Notes Ltd., 2021-HC2, A, 144A, FRN, 4.222%, (1-Month USD LIBOR + 1.80%), 12/15/39	United States	105,000		103,294
[e,k]GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 4.394%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	750,531		731,420
[e]Hertz Vehicle Financing III LLC, 2022-3A, D, 144A, 6.31%, 3/25/25	United States	250,000		239,631
[e]HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000		319,858
[e]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	198,170		172,692
[e]Legacy Mortgage Asset Trust, 2020-GS1, A1, 144A, 2.882%, 10/25/59	United States	189,785		189,162
[e,k]Madison Park Funding XXXI Ltd., 2018-31A, D, 144A, FRN, 5.783%, (3-Month USD LIBOR + 3.00%), 1/23/31	United States	335,000		321,656
[e,k]Marathon CLO V Ltd., 2017-5A, CR, 144A, FRN, 5.734%, (3-Month USD LIBOR + 2.75%), 11/21/27	United States	2,200,000		2,157,919

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e,k]Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 6.405%, (3-Month USD LIBOR + 3.50%), 5/13/28	United States	1,000,000	$954,225
[e]Marlette Funding Trust, 2022-1A, D, 144A, 3.39%, 4/15/32	United States	320,000	280,955
[e,k]MF1 Ltd., 2022-FL8, D, 144A, FRN, 4.683%, (SOFR + 2.65%), 2/19/37	United States	500,000	465,150
[e,n]Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	83,343
[k]MortgageIT Mortgage Loan Trust, 2006-1, 2A1B, FRN, 3.004%, (1-Month USD LIBOR + 0.56%), 4/25/36	United States	559,587	227,311
[e]MVW LLC, 2020-1A, C, 144A, 4.21%, 10/20/37	United States	135,078	127,201
[e]MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	40,192	38,023
[e]Navient Private Education Refi Loan Trust, 144A,
2019-FA, B, 3.12%, 8/15/68	United States	210,000	190,687
2019-GA, B, 3.08%, 10/15/68	United States	140,000	129,623
[e,k]Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 4.693%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	390,817
[e,k]Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 7.712%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	310,257
[k]Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2004-AR4, M2, FRN, 3.944%, (1-Month USD LIBOR + 1.50%), 12/25/34	United States	750,674	696,555
[k]Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 2.999%, (1-Month USD LIBOR + 0.56%), 3/25/36	United States	1,360,992	1,244,307
[e,k]OCP CLO Ltd., 2021-21A, D, 144A, FRN, 5.66%, (3-Month USD LIBOR + 2.95%), 7/20/34	United States	330,000	308,857
[e,k]OHA Credit Funding 2 Ltd., 2021-2A, DR, 144A, FRN, 6.032%, (3-Month USD LIBOR + 3.30%), 4/21/34	United States	335,000	320,418
[e,k]OHA Credit Funding 4 Ltd., 2021-4A, ER, 144A, FRN, 9.159%, (3-Month USD LIBOR + 6.40%), 10/22/36	United States	310,000	283,573
[e]OneMain Financial Issuance Trust, 2020-2A, C, 144A, 2.76%, 9/14/35	United States	100,000	86,186
[e,k]Pikes Peak CLO, 2021-4A, ER, 144A, FRN, 9.122%, (3-Month USD LIBOR + 6.61%), 7/15/34	United States	250,000	222,063
[e]Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	146,250	124,784
[e]Prestige Auto Receivables Trust, 144A,
2019-1A, E, 3.90%, 5/15/26	United States	100,000	98,723
2020-1A, E, 3.67%, 2/15/28	United States	100,000	97,765
[e]Progress Residential Trust, 144A,
2020-SFR3, F, 2.796%, 10/17/27	United States	100,000	91,379
2021-SFR2, E2, 2.647%, 4/19/38	United States	100,000	87,112
2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	202,787
2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	221,301
[k]Saxon Asset Securities Trust, 2002-3, M2, FRN, 5.031%, (1-Month USD LIBOR + 2.59%), 12/25/32	United States	1,133,472	1,073,068
[e]SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	92,665
[e,n]Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,518,828	1,179,898
[e]Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	127,545	117,787
[e]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	339,199	285,244
[k]SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	150,000	146,716
[e,k]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 3.141%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	41,557	41,211

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e]SoFi Consumer Loan Program Trust, 2019-4, C, 144A, 2.84%, 8/25/28	United States	78,929	$78,526
[k]Soundview Home Loan Trust, 2006-WF2, M3, FRN, 3.119%, (1-Month USD LIBOR + 0.68%), 12/25/36	United States	1,748,702	2,325,925
[e]SpringCastle America Funding LLC, 2020-AA, A, 144A, 1.97%, 9/25/37	United States	148,606	137,350
[e]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	120,625	120,175
[e,k]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 5.329%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	114,282	114,281
[e,k]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 6.792%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	875
[e,n]Towd Point Mortgage Trust, 144A, FRN,
2018-5, M1, 3.25%, 7/25/58	United States	100,000	85,926
2019-2, M1, 3.75%, 12/25/58	United States	200,000	176,054
[e,k]TRTX Issuer Ltd., 2022-FL5, AS, 144A, FRN, 4.133%, (SOFR + 2.15%), 2/15/39	United States	1,000,000	966,579
[e]VCAT LLC, 144A,
2021-NPL1, A1, 2.289%, 12/26/50	United States	50,139	48,365
2021-NPL5, A1, 1.868%, 8/25/51	United States	82,768	76,453
[e,k]VMC Finance LLC, 144A, FRN,
2019-FL3, C, 4.43%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	871,023
2019-FL3, D, 5.03%, (1-Month USD LIBOR + 2.65%), 9/15/36	United States	880,961	859,559
2021-FL4, C, 4.627%, (1-Month USD LIBOR + 2.25%), 6/16/36	United States	1,000,000	973,487
[e,n]WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 2.853%, 12/27/49	United States	2,866,082	2,383,111
[e]Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	169,458	140,661
[n]Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 3.649%, 10/25/37	United States	108,609	97,957
[e]Westlake Automobile Receivables Trust, 2022-2A, D, 144A, 5.48%, 9/15/27	United States	140,000	139,681

			44,533,781

Equity Real Estate Investment Trusts (REITs) 0.1% [e]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	253,513
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	101,629
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	211,159
[e]Diamond Resorts Owner Trust, 144A,
2018-1, C, 4.53%, 1/21/31	United States	27,843	27,723
2019-1A, B, 3.53%, 2/20/32	United States	26,340	25,721

			619,745

Mortgage Real Estate Investment Trusts (REITs) 1.9% [e]510 Asset Backed Trust, 2021-NPL1, A1, 144A, 2.24%, 6/25/61	United States	115,549	108,882
[k]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 2.724%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	125,501	114,160
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	3,026	2,908
Banc of America Funding Trust, [f]2003-1, B2, 6.00%, 5/20/33	United States	170,304	99,322
2005-8, 1A1, 5.50%, 1/25/36	United States	263,993	222,755
2007-4, 5A1, 5.50%, 11/25/34	United States	30,210	28,038
[n]Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 2.541%, 2/25/35	United States	2,119	2,127

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[e,k]BBCMS Mortgage Trust, 2020-BID, B, 144A, FRN, 4.931%, (1-Month USD LIBOR + 2.54%), 10/15/37	United States	210,000	$206,447
[e,k]BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 2.419%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	331,874	333,849
[e,k]BDS Ltd., 2020-FL6, D, 144A, FRN, 4.872%, (SOFR + 2.86%), 9/15/35	United States	1,100,000	1,089,162
[n]Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 3.135%, 5/25/37	United States	1,141,600	1,081,545
[e,k]BPR Trust, 2021-NRD, F, 144A, FRN, 9.167%, (SOFR + 6.87%), 12/15/23	United States	140,000	133,636
[e,k]BXMT Ltd., 144A, FRN,
2020-FL2, D, 4.361%, (SOFR + 2.06%), 2/15/38	United States	1,350,000	1,316,724
2021-FL4, C, 4.141%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	2,500,000	2,418,295
[e]CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	137,832	131,414
[e,n]Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 5.111%, 5/10/47	United States	330,000	299,403
[e]Citigroup Mortgage Loan Trust, 144A, [n]2009-10, 6A2, FRN, 4.022%, 9/25/34	United States	18,776	18,927
2019-E, A1, 3.228%, 11/25/70	United States	178,010	177,781
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	24,893	23,710
2004-16CB, 1A1, 5.50%, 7/25/34	United States	11,551	11,147
2004-16CB, 3A1, 5.50%, 8/25/34	United States	11,414	11,089
2004-28CB, 3A1, 6.00%, 1/25/35	United States	179,141	165,838
2004-3T1, M, 6.00%, 5/25/34	United States	186,406	133,037
2004-J10, 2CB1, 6.00%, 9/25/34	United States	29,865	28,831
2005-J1, 2A1, 5.50%, 2/25/25	United States	1,043	1,014
2006-25CB, A1, 6.00%, 10/25/36	United States	1,612,633	982,520
[n]Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 3.866%, 9/20/34	United States	34,365	32,369
Credit Suisse First Boston Mortgage Securities Corp.,
2002-10, 1B, 7.50%, 5/25/32	Switzerland	149,796	114,430
2003-27, 4A4, 5.75%, 11/25/33	United States	11,229	11,007
2005-8, 1A3, 5.25%, 9/25/35	Switzerland	79,919	69,755
[e]CSMC OA LLC, 144A,
2014-USA, A2, 3.953%, 9/15/37	United States	150,000	140,690
2014-USA, E, 4.373%, 9/15/37	United States	400,000	316,443
[k]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 3.026%, (1-Month USD LIBOR + 0.66%), 9/19/45	United States	28,249	18,838
[e,k]Federal Home Loan Mortgage Corp., 144A, FRN,
2021-DNA6, B1, 5.583%, (SOFR + 3.40%), 10/25/41	United States	98,429	93,424
2021-DNA7, M2, 3.983%, (SOFR + 1.80%), 11/25/41	United States	100,000	94,161
2022-DNA4, M1A, 4.383%, (SOFR + 2.20%), 5/25/42	United States	93,275	93,611
[k]FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 5.744%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	49,531	50,242
[n]GS Mortgage Securities Trust, FRN, [e]2011-GC5, C, 144A, 5.302%, 8/10/44	United States	100,000	83,850
[e]2011-GC5, D, 144A, 5.302%, 8/10/44	United States	195,000	85,995
[e]2013-G1, B, 144A, 3.72%, 4/10/31	United States	110,000	106,516
2014-GC18, B, 4.885%, 1/10/47	United States	100,000	91,941
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	7,252	6,870
[n]2005-AR6, 4A5, FRN, 3.683%, 9/25/35	United States	21,258	20,338
[k]Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 3.006%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	58,987	50,232

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
IndyMac INDX Mortgage Loan Trust, FRN, [n]2004-AR15, B1, 2.835%, 2/25/35	United States	1,434,735	$1,170,845
[k]2004-AR7, A5, 3.664%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	29,543	26,671
[n]2005-AR11, A3, 3.191%, 8/25/35	United States	34,228	29,057
[k]2006-AR2, 2A1, 2.864%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	154,679	117,885
[n]2006-AR3, 3A1A, 3.082%, 4/25/36	United States	1,580,864	1,491,606
[e,n]Jefferies Resecuritization Trust, 2009-R12, 2A2, 144A, FRN, 2.564%, 1/26/35	United States	128,305	125,734
[e,n]JPMorgan Chase Commercial Mortgage Securities Trust, 2012-LC9, C, 144A, FRN, 4.492%, 12/15/47	United States	100,000	98,802
JPMorgan Mortgage Trust,
2004-S1, 2A1, 6.00%, 9/25/34	United States	52,642	51,066
[n]2006-A3, 2B1, FRN, 3.523%, 4/25/35	United States	1,768,080	1,182,768
[n]2007-A1, 4A2, FRN, 3.94%, 7/25/35	United States	852	841
[e,n]2020-2, B4, 144A, FRN, 3.824%, 7/25/50	United States	970,699	841,527
[k]Lehman XS Trust, 2006-2N, 1A1, FRN, 2.964%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	25,275	22,951
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	102,608	92,471
2004-8, 2A1, 6.00%, 9/25/34	United States	22,195	21,314
[n]Merrill Lynch Mortgage Backed Securities Trust Series, 2007-3, 3A1, FRN, 3.453%, 6/25/37	United States	2,115,019	1,415,354
[n]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 2.687%, 5/25/36	United States	1,172	1,151
[n]Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.495%, 8/15/46	United States	200,000	144,624
[e,n]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.385%, 6/15/44	United States	150,000	121,500
[e,n]MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.423%, 10/15/30	United States	340,000	278,630
[e]PRPM LLC, 144A, [n]2021-2, A2, FRN, 3.77%, 3/25/26	United States	130,000	122,362
2021-9, A1, 2.363%, 10/25/26	United States	115,983	108,987
[n]RFMSI Trust, 2005-SA1, 1A1, FRN, 3.687%, 3/25/35	United States	78,095	44,449
[n]Structured Adjustable Rate Mortgage Loan Trust Series, 2006-8, 1A2, FRN, 3.119%, 9/25/36	United States	155,497	125,644
[k]Structured ARM Loan Trust, 2005-14, A1, FRN, 2.754%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	153,884	102,544
[e]Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	180,292
[e]VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	90,813	85,009
[e]VOLT XCII LLC, 2021-NPL2, A1, 144A, 1.893%, 2/27/51	United States	210,651	200,046
[e]VOLT XCIV LLC, 2021-NPL3, A2, 144A, 4.949%, 2/27/51	United States	215,000	204,888
[k]WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR11, B1, FRN, 3.359%, (1-Month USD LIBOR + 0.92%), 8/25/45	United States	2,191,085	1,849,637
Wells Fargo Commercial Mortgage Trust, [n]2013-LC12, B, FRN, 4.433%, 7/15/46	United States	190,000	179,143
2014-LC16, C, 4.458%, 8/15/50	United States	215,000	136,934
[n]2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	87,483
[n]2016-C36, C, FRN, 4.273%, 11/15/59	United States	100,000	80,327
[e,n]2019-JWDR, C, 144A, FRN, 3.139%, 9/15/31	United States	290,000	258,791
[n]WFRBS Commercial Mortgage Trust, FRN, [e]2011-C3, D, 144A, 5.42%, 3/15/44	United States	199,819	85,123
[e]2011-C4, E, 144A, 4.987%, 6/15/44	United States	120,000	94,452

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[n]WFRBS Commercial Mortgage Trust, FRN, (continued)
2012-C10, C, 4.473%, 12/15/45	United States	320,000	$305,465
2012-C7, C, 4.814%, 6/15/45	United States	25,000	18,113
[e]2012-C7, D, 144A, 4.814%, 6/15/45	United States	130,000	48,953
[e,f]2012-C7, E, 144A, 4.814%, 6/15/45	United States	75,000	7,088
2014-C24, B, 4.204%, 11/15/47	United States	100,000	92,755

			22,276,555

Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $70,953,994)			67,430,081

	Number of Contracts	Notional Amount#

Options Purchased 0.4%

Calls - Exchange-Traded 0.0%†
3 Month EURIBOR, December Strike Price 98.63 EUR, Expires 12/19/22	50	125,000	11,306
3 Month EURIBOR, December Strike Price 99.88 EUR, Expires 12/19/22	80	200,000	502
3 Month SOFR, December Strike Price $98.19, Expires 12/16/22	89	222,500	2,781
Affirm Holdings Inc., October Strike Price $50.00, Expires 10/21/22	4	400	60
Airbnb Inc., October Strike Price $125.00, Expires 10/21/22	7	700	3,227
Alteryx Inc., November Strike Price $70.00, Expires 11/18/22	3	300	1,260
Amyris Inc., September Strike Price $3.50, Expires 9/16/22	113	11,300	2,542
Amyris Inc., September Strike Price $4.00, Expires 9/16/22	60	6,000	900
Avadel Pharmaceuticals PLC, September Strike Price $7.50, Expires 9/16/22	178	17,800	9,790
Bandwidth Inc., September Strike Price $22.50, Expires 9/16/22	13	1,300	117
CBOE Volatility Index, September Strike Price $24.00, Expires 9/21/22	109	10,900	31,610
CBOE Volatility Index, September Strike Price $26.00, Expires 9/21/22	87	8,700	18,270
CBOE Volatility Index, September Strike Price $27.00, Expires 9/21/22	78	7,800	14,430
CBOE Volatility Index, October Strike Price $26.00, Expires 10/19/22	93	9,300	33,015
CBOE Volatility Index, October Strike Price $28.00, Expires 10/19/22	154	15,400	43,890
CBOE Volatility Index, October Strike Price $29.00, Expires 10/19/22	76	7,600	19,760
CBOE Volatility Index, October Strike Price $30.00, Expires 10/19/22	79	7,900	18,328
CBOE Volatility Index, October Strike Price $32.50, Expires 10/19/22	79	7,900	14,378
CBOE Volatility Index, November Strike Price $29.00, Expires 11/16/22	70	7,000	23,800
Chegg Inc., October Strike Price $25.00, Expires 10/21/22	17	1,700	459
Chewy Inc., January Strike Price $30.00, Expires 1/20/23	71	7,100	61,628
Confluent Inc., October Strike Price $40.00, Expires 10/21/22	26	2,600	1,040
Coupa Software Inc., September Strike Price $75.00, Expires 9/16/22	7	700	364
DigitalOcean Holdings Inc., September Strike Price $55.00, Expires 9/16/22	10	1,000	150

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
E-mini S&P 500, September Strike Price $4,400.00, Expires 9/30/22	1	50	$133
Energy Select Sector SPDR Fund, December Strike Price $85.00, Expires 12/16/22	46	4,600	21,804
Eurodollar 1 Yr., December Strike Price $96.63, Expires 12/16/22	40	100,000	18,750
Fiverr International Ltd., October Strike Price $50.00, Expires 10/21/22	6	600	420
Flex Ltd., January Strike Price $19.00, Expires 1/20/23	395	39,500	59,250
Gol Linhas Aereas Inteligentes SA, January Strike Price $5.00, Expires 1/20/23	33	3,300	1,650
Gossamer Bio Inc., November Strike Price $15.00, Expires 11/18/22	17	1,700	4,505
Gossamer Bio Inc., November Strike Price $17.50, Expires 11/18/22	17	1,700	2,125
The Greenbrier Cos. Inc., December Strike Price $40.00, Expires 12/16/22	15	1,500	375
Groupon Inc., October Strike Price $15.00, Expires 10/21/22	11	1,100	220
Herbalife Nutrition Inc., September Strike Price $32.00, Expires 9/23/22	16	1,600	320
Invesco QQQ Trust Series 1, September Strike Price $337.00, Expires 9/02/22	63	6,300	63
iShares China Large-Cap ETF, September Strike Price $36.00, Expires 9/16/22	289	28,900	578
iShares iBoxx High Yield Corporate Bond ETF, September Strike Price $75.50, Expires 9/02/22	439	43,900	2,634
Kohl’s Corp., October Strike Price $42.50, Expires 10/21/22	38	3,800	304
Kohl’s Corp., October Strike Price $50.00, Expires 10/21/22	162	16,200	1,296
Lucid Group Inc., October Strike Price $20.00, Expires 10/21/22	20	2,000	840
Magnachip Semiconductor Corp., December Strike Price $17.50, Expires 12/16/22	142	14,200	2,130
NCR Corp., October Strike Price $32.00, Expires 10/21/22	506	50,600	151,800
NCR Corp., November Strike Price $35.00, Expires 11/18/22	76	7,600	15,960
NortonLifeLock Inc., September Strike Price $25.00, Expires 9/16/22	430	43,000	3,225
Norwegian Cruise Line Holdings Ltd., September Strike Price $15.00, Expires 9/09/22	63	6,300	630
[f]PAR Technology Corp., September Strike Price $50.00, Expires 9/16/22	16	1,600	—
Pebblebrook Hotel Trust, September Strike Price $22.50, Expires 9/16/22	23	2,300	345
Redfin Corp., September Strike Price $15.00, Expires 9/16/22	41	4,100	164
Repay Holdings Corp., December Strike Price $12.50, Expires 12/16/22	33	3,300	2,805
Ryder Systems Inc., November Strike Price $75.00, Expires 11/18/22	48	4,800	29,280
S&P 500 Index, October Strike Price $4,200.00, Expires 10/21/22	2	200	7,100
Shopify Inc., September Strike Price $46.00, Expires 9/16/22	15	1,500	90
Sirius XM Holdings Inc., December Strike Price $6.75, Expires 12/16/22	139	13,900	2,085
Sirius XM Holdings Inc., January Strike Price $6.75, Expires 1/20/23	26	2,600	494
SPDR Gold Shares, September Strike Price $180.00, Expires 9/16/22	64	6,400	128
Tesla Inc., September Strike Price $290.00, Expires 9/16/22	45	4,500	26,910
Twitter Inc., October Strike Price $55.00, Expires 10/21/22	108	10,800	540

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
Unity Software Inc., September Strike Price $50.00, Expires 9/09/22	213	21,300	$6,390
Unity Software Inc., October Strike Price $60.00, Expires 10/21/22	18	1,800	1,710
Upwork Inc., September Strike Price $27.50, Expires 9/16/22	17	1,700	85
Vodafone Group PLC, January Strike Price $16.00, Expires 1/20/23	192	19,200	4,224
Wayfair Inc., September Strike Price $75.00, Expires 9/16/22	12	1,200	276
Wayfair Inc., September Strike Price $80.00, Expires 9/16/22	9	900	180

			685,425

Calls – Over-the-Counter 0.0%†

Currency Options 0.0%†
USD/PHP, Counterparty JPHQ, November Strike Price 57.50 PHP, Expires 11/14/22	1	1,350,000	8,673

Puts - Exchange-Traded 0.4%
3 Month EURIBOR, September Strike Price 99.25 EUR, Expires 9/19/22	40	100,000	20,853
3 Month EURIBOR, December Strike Price 98.38 EUR, Expires 12/19/22	18	45,000	17,298
3 Month EURIBOR, December Strike Price 98.63 EUR, Expires 12/19/22	4	10,000	5,577
3 Month EURIBOR, December Strike Price 100.13 EUR, Expires 12/19/22	40	100,000	197,473
3 Month SOFR, March Strike Price $95.75, Expires 3/10/23	50	125,000	22,188
3 Month SOFR, March Strike Price $96.25, Expires 3/10/23	50	125,000	48,750
8x8 Inc., January Strike Price $2.50, Expires 1/20/23	63	6,300	945
American Airlines Group Inc., January Strike Price $10.00, Expires 1/20/23	40	4,000	2,920
Amyris Inc., December Strike Price $1.50, Expires 12/16/22	3	300	52
Amyris Inc., January Strike Price $2.00, Expires 1/20/23	163	16,300	6,927
ARK Innovation ETF, September Strike Price $45.00, Expires 9/16/22	28	2,800	11,200
Capital One Financial Corp., October Strike Price $105.00, Expires 10/21/22	60	6,000	32,400
Carvana Co., October Strike Price $40.00, Expires 10/21/22	64	6,400	68,480
CBOE Volatility Index, September Strike Price $18.00, Expires 9/21/22	51	5,100	153
CBOE Volatility Index, September Strike Price $24.00, Expires 9/21/22	207	20,700	22,770
CBOE Volatility Index, September Strike Price $26.00, Expires 9/21/22	170	17,000	38,080
CBOE Volatility Index, September Strike Price $27.00, Expires 9/21/22	162	16,200	46,980
CBOE Volatility Index, October Strike Price $28.00, Expires 10/19/22	150	15,000	58,500
Constellation Energy Corp., September Strike Price $60.00, Expires 9/16/22	184	18,400	1,840
[f]Coupa Software Inc., September Strike Price $30.00, Expires 9/16/22	4	400	—
Danimer Scientific Inc., November Strike Price $2.50, Expires 11/18/22	34	3,400	510
Danimer Scientific Inc., November Strike Price $5.00, Expires 11/18/22	17	1,700	2,082

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Danimer Scientific Inc., January Strike Price $2.50, Expires 1/20/23	70	7,000	$2,100
DaVita Inc., January Strike Price $65.00, Expires 1/20/23	10	1,000	1,775
DJ EURO STOXX 50 Index, October Strike Price 3,350.00 EUR, Expires 10/21/22	11	110	8,280
DJ EURO STOXX 50 Index, October Strike Price 3,400.00 EUR, Expires 10/21/22	21	210	18,783
Gol Linhas Aereas Inteligentes SA, January Strike Price $3.00, Expires 1/20/23	346	34,600	17,300
Gossamer Bio Inc., December Strike Price $7.50, Expires 12/16/22	16	1,600	1,280
Groupon Inc., October Strike Price $15.00, Expires 10/21/22	23	2,300	12,075
IMM Eurodollar, December Strike Price $96.00, Expires 12/19/22	129	322,500	74,981
IMM Eurodollar, December Strike Price $97.50, Expires 12/19/22	89	222,500	349,881
Invesco QQQ Trust Series 1, September Strike Price $294.00, Expires 9/16/22	93	9,300	46,361
Invesco QQQ Trust Series 1, October Strike Price $310.00, Expires 10/21/22	103	10,300	190,035
iShares Expanded Tech-Software Sector ETF, September Strike Price $275.00, Expires 9/16/22	42	4,200	22,260
iShares Expanded Tech-Software Sector ETF, September Strike Price $285.00, Expires 9/16/22	21	2,100	18,480
iShares iBoxx High Yield Corporate Bond ETF, September Strike Price $70.00, Expires 9/02/22	329	32,900	—
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $73.00, Expires 10/21/22	455	45,500	60,970
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $74.00, Expires 10/21/22	249	24,900	42,579
iShares Russell 2000 ETF, September Strike Price $180.00, Expires 9/16/22	162	16,200	48,438
iShares Russell 2000 ETF, October Strike Price $175.00, Expires 10/21/22	54	5,400	24,948
iShares Russell 2000 ETF, October Strike Price $180.00, Expires 10/21/22	16	1,600	10,128
iShares Russell 2000 ETF, October Strike Price $183.00, Expires 10/21/22	27	2,700	20,520
iShares Russell 2000 ETF, November Strike Price $150.00, Expires 11/18/22	721	72,100	721,000
JB Hunt Transport Services Inc., January Strike Price $165.00, Expires 1/20/23	65	6,500	57,525
Kohl’s Corp., September Strike Price $32.50, Expires 9/16/22	124	12,400	57,660
Lowe’s Cos. Inc., September Strike Price $170.00, Expires 9/16/22	36	3,600	1,800
Lowe’s Cos. Inc., October Strike Price $190.00, Expires 10/21/22	47	4,700	35,955
Nielson Holdings PLC, September Strike Price $20.00, Expires 9/16/22	12	1,200	36
Norfolk Southern Corp., January Strike Price $250.00, Expires 1/20/23	91	9,100	179,270
OneMain Holdings Inc., November Strike Price $30.00, Expires 11/18/22	146	14,600	16,425
Opendoor Technologies Inc., September Strike Price $6.50, Expires 9/23/22	49	4,900	245
Redfin Corp., November Strike Price $5.00, Expires 11/18/22	51	5,100	1,275
S&P 500 Index, October Strike Price $3,800.00, Expires 10/21/22	3	300	23,850
S&P 500 Index, October Strike Price $3,850.00, Expires 10/21/22	6	600	56,790

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Shaw Communications Inc., December Strike Price 31.00 CAD, Expires 12/16/22	105	10,500		$13,551
Shift Technologies Inc., January Strike Price $2.50, Expires 1/20/23	16	1,600		2,840
Shift Technologies Inc., February Strike Price $2.50, Expires 2/17/23	81	8,100		14,580
SPDR S&P 500 ETF Trust, October Strike Price $402.00, Expires 10/21/22	218	21,800		358,392
Synchrony Financial, October Strike Price $30.00, Expires 10/21/22	89	8,900		10,013
Tenneco Inc., January Strike Price $12.00, Expires 1/20/23	488	48,800		7,320
U.S. Treasury 10 Yr. Note, September Strike Price $117.50, Expires 9/23/22	20	20,000		25,313
U.S. Treasury 5 Yr. Note, September Strike Price $110.00, Expires 9/23/22	16	16,000		5,250
U.S. Treasury 5 Yr. Note, September Strike Price $110.25, Expires 9/23/22	28	28,000		11,594
U.S. Treasury 5 Yr. Note, September Strike Price $111.50, Expires 9/23/22	20	20,000		20,625
U.S. Treasury 5 Yr. Note, October Strike Price $110.00, Expires 10/21/22	32	32,000		18,500
VanEck Semiconductor ETF, September Strike Price $210.00, Expires 9/16/22	46	4,600		21,942
Vodafone Group PLC, November Strike Price 1.10 GBP, Expires 11/18/22	889	889,000		41,310
Vodafone Group PLC, November Strike Price 1.15 GBP, Expires 11/18/22	889	889,000		61,965

				3,342,178

Puts – Over-the-Counter 0.0%†
B&G Foods Inc., Counterparty CITI, November Strike Price $20.00, Expires 11/18/22	259	25,900		27,195
Casino Guichard Perrachon SA, Counterparty CITI, September Strike Price 10.00 EUR, Expires 9/16/22	26	2,600		366
Casino Guichard Perrachon SA, Counterparty CITI, December Strike Price 10.00 EUR, Expires 12/16/22	18	1,800		2,207
DAX Performance Index, Counterparty CITI, October Strike Price 12,500.00 EUR, Expires 10/21/22	75	375		138,419
H & M Hennes & Mauritz AB, Counterparty CITI, December Strike Price 114.00 SEK, Expires 12/16/22	81	8,100		9,370
Nordex SE, Counterparty BZWS, September Strike Price 7.00 EUR, Expires 9/16/22	100	10,000		212

				177,769

Currency Options 0.0%†
EUR/USD, Counterparty JPHQ, September Strike Price $1.05, Expires 9/30/22	1	40,050	EUR	36,759

Total Options Purchased (Cost $3,950,764)				4,250,804

Total Investments before Short Term Investments (Cost $822,656,536)				839,137,147

	Country	Shares

Short Term Investments 20.6%

Money Market Funds 17.1%
[o,p]Dreyfus Government Cash Management, Institutional, 2.10%	United States	75,040,131		75,040,131

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Short Term Investments (continued)

Money Market Funds (continued)
[o]Fidelity Investments Money Market Government Portfolio, Institutional, 2.06%	United States	122,968,937	$122,968,937

Total Money Market Funds (Cost $198,009,068)			198,009,068

Investments from Cash Collateral Received for Loaned Securities 0.7%
Money Market Funds 0.6%
[o,q]Institutional Fiduciary Trust Money Market Portfolio, 1.86%	United States	6,395,000	6,395,000

		Principal Amount*
Repurchase Agreements 0.1%
[r]Joint Repurchase Agreement, 2.66%, 9/01/22 (Maturity Value $1,599,477)	United States	1,599,377	1,599,377

J.P. Morgan Securities LLC
Collateralized by a U.S. Government Agency Obligation, 2.00%, 4/30/24 (valued at $1,631,368)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $7,994,377)			7,994,377

U.S. Government and Agency Securities 2.8%
[s]Federal Home Loan Bank Discount Notes, 9/01/22	United States	22,685,000	22,685,000
[d,s]U.S. Treasury Bill, 10/13/22	United States	10,000,000	9,973,079

Total U.S. Government and Agency Securities (Cost $32,670,267)			32,658,079

Total Investments (Cost $1,061,330,248) 92.9%			1,077,798,671

Options Written (0.1)%			(1,180,283)

Securities Sold Short (18.6)%			(215,863,870)

Other Assets, less Liabilities 25.8%			299,848,847

Net Assets 100.0%			$1,160,603,365

	Number of Contracts	Notional Amount#
Options Written (0.1)%

Calls - Exchange-Traded (0.0)%†
3 Month EURIBOR, December Strike Price 99.00 EUR, Expires 12/19/22	100	250,000	(8,165)
3 Month EURIBOR, December Strike Price 99.63 EUR, Expires 12/19/22	40	100,000	(502)
3 Month EURIBOR, December Strike Price 100.13 EUR, Expires 12/19/22	40	100,000	—
Apple Inc., October Strike Price $180.00, Expires 10/21/22	1	100	(68)
Biohaven Pharmaceutical Holding Co. Ltd., December Strike Price $150.00, Expires 12/16/22	29	2,900	(2,900)
Bristol-Myers Squibb Co., October Strike Price $77.50, Expires 10/21/22	1	100	(15)
Chewy Inc., January Strike Price $40.00, Expires 1/20/23	71	7,100	(29,820)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls - Exchange-Traded (continued)
CME 3-Month SOFR Futures, December Strike Price $98.50, Expires 12/16/22	89	222,500	$(1,669)
CME 3-Month SOFR Futures, December Strike Price $98.88, Expires 12/16/22	89	222,500	(1,669)
The Coca-Cola Co., October Strike Price $67.50, Expires 10/21/22	3	300	(48)
Comcast Corp., October Strike Price $40.00, Expires 10/21/22	1	100	(43)
Duke Energy Corp., October Strike Price $115.00, Expires 10/21/22	1	100	(55)
E-mini S&P 500, September Strike Price $4,300.00, Expires 9/30/22	1	50	(375)
Eurodollar 1 Yr., December Strike Price $97.19, Expires 12/16/22	60	150,000	(9,375)
Kohl’s Corp., October Strike Price $60.00, Expires 10/21/22	8	800	(20)
Magnachip Semiconductor Corp., December Strike Price $22.50, Expires 12/16/22	142	14,200	(1,775)
Merck & Co. Inc., October Strike Price $95.00, Expires 10/21/22	1	100	(26)
Microchip Technology Inc., October Strike Price $80.00, Expires 10/21/22	1	100	(32)
Morgan Stanley, October Strike Price $97.50, Expires 10/21/22	2	200	(106)
NCR Corp., October Strike Price $37.00, Expires 10/21/22	253	25,300	(25,300)
[f]NCR Corp., November Strike Price $45.00, Expires 11/18/22	76	7,600	—
Newmont Corp., October Strike Price $50.00, Expires 10/21/22	3	300	(90)
NextEra Energy Inc., October Strike Price $92.50, Expires 10/21/22	2	200	(190)
NortonLifeLock Inc., September Strike Price $27.00, Expires 9/16/22	430	43,000	(1,290)
Opendoor Technologies Inc., September Strike Price $5.00, Expires 9/23/22	49	4,900	(3,993)
Pioneer Natural Resources Co., October Strike Price $260.00, Expires 10/21/22	1	100	(1,000)
The Procter & Gamble Co., October Strike Price $155.00, Expires 10/21/22	1	100	(35)
Qualcomm Inc., October Strike Price $165.00, Expires 10/21/22	1	100	(59)
Starbucks Corp., October Strike Price $92.50, Expires 10/21/22	2	200	(228)
United Parcel Service Inc., October Strike Price $220.00, Expires 10/21/22	1	100	(77)
Unity Software Inc., September Strike Price $55.00, Expires 9/09/22	213	21,300	(2,130)

			(91,055)

Puts - Exchange-Traded (0.1)%
3 Month EURIBOR, September Strike Price 99.00 EUR, Expires 9/19/22	10	25,000	(1,131)
3 Month EURIBOR, September Strike Price 99.13 EUR, Expires 9/19/22	40	100,000	(11,306)
3 Month EURIBOR, December Strike Price 98.88 EUR, Expires 12/19/22	22	55,000	(42,145)
3 Month EURIBOR, December Strike Price 99.25 EUR, Expires 12/19/22	20	50,000	(55,524)
3 Month EURIBOR, December Strike Price 99.88 EUR, Expires 12/19/22	40	100,000	(172,600)
3 Month SOFR, March Strike Price $96.00, Expires 3/10/23	100	250,000	(66,875)
Affirm Holdings Inc., October Strike Price $30.00, Expires 10/21/22	4	400	(3,140)
Airbnb Inc., October Strike Price $90.00, Expires 10/21/22	7	700	(1,246)
Alteryx Inc., November Strike Price $60.00, Expires 11/18/22	3	300	(1,650)
Avadel Pharmaceuticals PLC, September Strike Price $7.50, Expires 9/16/22	178	17,800	(25,810)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts - Exchange-Traded (continued)
Carvana Co., October Strike Price $30.00, Expires 10/21/22	29	2,900	$(13,253)
CBOE Volatility Index, September Strike Price $22.00, Expires 9/21/22	78	7,800	(2,730)
CBOE Volatility Index, September Strike Price $25.00, Expires 9/21/22	82	8,200	(13,120)
CBOE Volatility Index, November Strike Price 1.00 GBP, Expires 11/18/22	2,667	2,667,000	(54,219)
Chegg Inc., October Strike Price $20.00, Expires 10/21/22	17	1,700	(3,043)
Confluent Inc., October Strike Price $25.00, Expires 10/21/22	26	2,600	(5,720)
Constellation Energy Corp., September Strike Price $50.00, Expires 9/16/22	184	18,400	(920)
Coupa Software Inc., September Strike Price $60.00, Expires 9/16/22	7	700	(3,885)
DigitalOcean Holdings Inc., September Strike Price $40.00, Expires 9/16/22	10	1,000	(1,560)
Fiverr International Ltd., October Strike Price $35.00, Expires 10/21/22	6	600	(2,640)
Gossamer Bio Inc., December Strike Price $12.50, Expires 12/16/22	16	1,600	(4,720)
The Greenbrier Cos. Inc., December Strike Price $25.00, Expires 12/16/22	15	1,500	(2,212)
Groupon Inc., October Strike Price $12.00, Expires 10/21/22	11	1,100	(2,832)
Herbalife Nutrition Inc., September Strike Price $28.00, Expires 9/23/22	16	1,600	(4,040)
IMM Eurodollar, December Strike Price $95.63, Expires 12/19/22	80	200,000	(17,500)
IMM Eurodollar, December Strike Price $96.50, Expires 12/19/22	178	445,000	(272,563)
Invesco QQQ Trust Series 1, September Strike Price $317.00, Expires 9/02/22	63	6,300	(103,320)
Invesco QQQ Trust Series 1, September Strike Price $284.00, Expires 9/16/22	93	9,300	(23,203)
iShares iBoxx High Yield Corporate Bond ETF, September Strike Price $74.00, Expires 9/02/22	439	43,900	(12,292)
iShares Russell 2000 ETF, September Strike Price $170.00, Expires 9/16/22	162	16,200	(13,770)
Kohl’s Corp., October Strike Price $30.00, Expires 10/21/22	10	1,000	(3,600)
Norwegian Cruise Line Holdings Ltd., September Strike Price $11.50, Expires 9/30/22	63	6,300	(2,961)
Redfin Corp., September Strike Price $10.00, Expires 9/16/22	41	4,100	(7,503)
Ryder Systems Inc., November Strike Price $60.00, Expires 11/18/22	10	1,000	(625)
Shopify Inc., September Strike Price $35.00, Expires 9/16/22	15	1,500	(5,940)
Signify Health Inc., October Strike Price $25.00, Expires 10/21/22	31	3,100	(3,410)
Sirius XM Holdings Inc., January Strike Price $6.75, Expires 1/20/23	348	34,800	(37,584)
U.S. Treasury 10 Yr. Note, September Strike Price $115.50, Expires 9/23/22	20	20,000	(8,438)
U.S. Treasury 5 Yr. Note, September Strike Price $109.00, Expires 9/23/22	24	24,000	(3,000)
U.S. Treasury 5 Yr. Note, September Strike Price $109.25, Expires 9/23/22	42	42,000	(6,563)
U.S. Treasury 5 Yr. Note, September Strike Price $109.50, Expires 9/23/22	30	30,000	(6,094)
U.S. Treasury 5 Yr. Note, October Strike Price $108.00, Expires 10/21/22	14	14,000	(2,188)
U.S. Treasury 5 Yr. Note, October Strike Price $109.00, Expires 10/21/22	32	32,000	(10,000)
Upwork Inc., September Strike Price $20.00, Expires 9/16/22	17	1,700	(4,717)
Vodafone Group PLC, January Strike Price $12.00, Expires 1/20/23	192	19,200	(10,560)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Puts - Exchange-Traded (continued)
Wayfair Inc., September Strike Price $60.00, Expires 9/16/22	12	1,200		$(10,320)
Wayfair Inc., September Strike Price $65.00, Expires 9/16/22	9	900		(11,745)

				(1,074,217)

Puts – Over-the-Counter (0.0)%†
Nordex SE, Counterparty BZWS, September Strike Price $4.00, Expires 9/16/22	100	10,000		(4)

Currency Options (0.0)%†
EUR/USD, Counterparty JPHQ, September Strike Price $1.00, Expires 9/30/22	1	40,050	EUR	(15,007)

Total Options Written (Premiums Received $818,591)				(1,180,283)

	Country	Shares
Securities Sold Short (18.6)%

Common Stocks (8.4)%
Aerospace & Defense (0.0)%†
Kaman Corp.	United States	8,945		(283,735)
Parsons Corp.	United States	2,042		(84,498)
Virgin Galactic Holdings Inc.	United States	28,358		(167,596)

				(535,829)

Air Freight & Logistics (0.1)%
United Parcel Service Inc., B	United States	4,805		(934,621)
Zto Express Cayman Inc., ADR	China	6,982		(181,881)

				(1,116,502)

Airlines (0.3)%
American Airlines Group Inc.	United States	37,051		(481,293)
Cathay Pacific Airways Ltd.	Hong Kong	711,200		(737,197)
Copa Holdings SA, A	Panama	27,833		(1,981,710)
GOL Linhas Aereas Inteligentes SA, ADR	Brazil	26,242		(100,244)
Jetblue Airways Corp.	United States	11,643		(90,699)

				(3,391,143)

Auto Components (0.0)%†
Luminar Technologies Inc., A	United States	24,000		(206,880)
Patrick Industries Inc.	United States	902		(47,779)
Quantumscape Corp., A	United States	17,167		(189,352)

				(444,011)

Automobiles (0.4)%
Fisker Inc.	United States	61,919		(559,129)
Ford Motor Co.	United States	117,055		(1,783,918)
Li Auto Inc., ADR	China	40,818		(1,174,334)
Lucid Group Inc.	United States	52,378		(803,479)
NIO Inc., ADR	China	4,185		(83,323)

				(4,404,183)

Banks (0.0)%†
Hope Bancorp Inc.	United States	14,386		(208,166)

Biotechnology (0.7)%
Avid Bioservices Inc.	United States	37,131		(639,396)
Cerevel Therapeutics Holdings Inc.	United States	1,156		(33,640)
Coherus Biosciences Inc.	United States	50,950		(569,621)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Biotechnology (continued)
Dynavax Technologies Corp.	United States	114,471	$(1,312,982)
Global Blood Therapeutics Inc.	United States	10,026	(680,765)
Gossamer Bio Inc.	United States	54,310	(757,625)
Halozyme Therapeutics Inc.	United States	7,361	(299,814)
Insmed Inc.	United States	33,240	(818,369)
Intercept Pharmaceuticals Inc.	United States	61,756	(1,072,702)
Ionis Pharmaceuticals Inc.	United States	3,560	(151,371)
Karyopharm Therapeutics Inc.	United States	33,736	(170,704)
Mannkind Corp.	United States	296,273	(1,081,396)
Pharming Group NV	Netherlands	101,923	(122,555)
Travere Therapeutics Inc.	United States	23,841	(637,985)

			(8,348,925)

Capital Markets (0.2)%
Ares Capital Corp.	United States	79,819	(1,567,645)
Owl Rock Capital Corp.	United States	54,359	(714,277)

			(2,281,922)

Chemicals (0.3)%
Albemarle Corp.	United States	6,053	(1,621,962)
Amyris Inc.	United States	159,323	(468,410)
Danimer Scientific Inc.	United States	24,509	(109,065)
The Sherwin-Williams Co.	United States	3,412	(791,925)

			(2,991,362)

Communications Equipment (0.2)%
Adtran Holdings Inc.	United States	115,697	(2,688,798)
Infinera Corp.	United States	17,382	(95,254)

			(2,784,052)

Construction & Engineering (0.1)%
Granite Construction Inc.	United States	13,789	(413,394)
Mastec Inc.	United States	2,414	(194,327)

			(607,721)

Consumer Finance (0.1)%
Ally Financial Inc.	United States	3,800	(126,160)
EZCORP Inc., A	United States	63,238	(553,332)
LendingTree Inc.	United States	120	(3,659)
PRA Group Inc.	United States	15,295	(564,997)
Synchrony Financial	United States	4,400	(144,100)
Upstart Holdings Inc.	United States	668	(17,301)
Zip Co. Ltd.	Australia	23,000	(14,631)

			(1,424,180)

Diversified Telecommunication Services (0.1)%
Bandwidth Inc., A	United States	3,659	(56,714)
Radius Global Infrastructure Inc., A	United States	36,169	(498,047)
TELUS Corp.	Canada	52,208	(1,175,858)

			(1,730,619)

Electric Utilities (0.5)%
American Electric Power Co. Inc.	United States	8,635	(865,227)
NRG Energy Inc.	United States	23,651	(976,314)
The Southern Co.	United States	47,417	(3,654,428)

			(5,495,969)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Electrical Equipment (0.6)%
Array Technologies Inc.	United States	32,992	$(689,533)
Blink Charging Co.	United States	11,845	(253,127)
Bloom Energy Corp., A	United States	68,395	(1,737,917)
Eaton Corp. PLC	United States	6,647	(908,246)
Plug Power Inc.	United States	85,620	(2,400,785)
Sunpower Corp., A	United States	20,560	(493,440)

			(6,483,048)

Electronic Equipment, Instruments & Components (0.2)%
II-VI Inc.	United States	7,158	(338,072)
Jabil Inc.	United States	27,895	(1,682,069)
OSI Systems Inc.	United States	77	(6,416)
PAR Technology Corp.	United States	8,040	(283,008)
Vishay Intertechnology Inc.	United States	9,224	(181,436)

			(2,491,001)

Energy Equipment & Services (0.1)%
Helix Energy Solutions Group Inc.	United States	165,569	(715,258)

Entertainment (0.2)%
Cinemark Holdings Inc.	United States	64,841	(912,961)
Liberty Media Corp., C	United States	2,149	(136,848)
The Marcus Corp.	United States	61,876	(995,585)
Sea Ltd., ADR	Singapore	1,166	(72,292)
Spotify Technology SA	United States	309	(33,419)

			(2,151,105)

Equity Real Estate Investment Trusts (REITs) (0.1)%
Braemar Hotels & Resorts Inc.	United States	73,435	(378,190)
Pebblebrook Hotel Trust	United States	48,080	(847,170)
Summit Hotel Properties Inc.	United States	25,787	(202,686)

			(1,428,046)

Food & Staples Retailing (0.1)%
The Chefs’ Warehouse Inc.	United States	37,332	(1,244,649)

Food Products (0.0)%†
Post Holdings Inc.	United States	4,404	(390,899)

Gas Utilities (0.3)%
Atmos Energy Corp.	United States	29,446	(3,338,588)

Health Care Equipment & Supplies (0.3)%
Cutera Inc.	United States	34,355	(1,640,451)
Mesa Laboratories Inc.	United States	256	(43,740)
NuVasive Inc.	United States	5,826	(247,663)
Tandem Diabetes Care Inc.	United States	1,709	(78,170)
Varex Imaging Corp.	United States	47,026	(991,779)

			(3,001,803)

Health Care Providers & Services (0.0)%†
PetIQ Inc., A	United States	12,085	(112,874)

Health Care Technology (0.1)%
Evolent Health Inc., A	United States	14,804	(544,047)
Health Catalyst Inc.	United States	9,425	(113,100)

			(657,147)

Hotels, Restaurants & Leisure (0.2)%
Airbnb Inc., A	United States	1,459	(165,042)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Light & Wonder Inc.	United States	1,296	$(63,802)
Norwegian Cruise Line Holdings Ltd.	United States	45,919	(600,621)
Royal Caribbean Cruises Ltd.	United States	30,995	(1,266,146)

			(2,095,611)

Independent Power & Renewable Electricity Producers (0.0)%†
Sunnova Energy International Inc.	United States	15,901	(401,023)

Interactive Media & Services (0.1)% fuboTV Inc.	United States	16,316	(59,064)
Match Group Inc.	United States	7,027	(397,236)
Snap Inc., A	United States	19,366	(210,702)
Twitter Inc.	United States	2,364	(91,605)

			(758,607)

Internet & Direct Marketing Retail (0.1)%
[e]Delivery Hero SE, 144A	South Korea	5,776	(239,711)
Etsy Inc.	United States	583	(61,571)
Fiverr International Ltd.	Israel	2,456	(84,928)
Groupon Inc., A	United States	8,387	(83,115)
[e]Just Eat Takeaway.com NV, 144A	United Kingdom	2,171	(36,116)
Porch Group Inc.	United States	19,912	(42,811)
Wayfair Inc., A	United States	4,534	(238,987)
Xometry Inc., A	United States	13,023	(638,257)

			(1,425,496)

IT Services (0.1)%
Affirm Holdings Inc., A	United States	2,705	(63,378)
Cloudflare Inc., A	United States	1,008	(63,070)
Digitalocean Holdings Inc.	United States	5,381	(226,486)
i3 Verticals Inc., A	United States	11,188	(261,352)
Repay Holdings Corp., A	United States	12,841	(119,293)
Shift4 Payments Inc., A	United States	10,761	(487,366)
Shopify Inc., A	Canada	2,040	(64,566)

			(1,285,511)

Life Sciences Tools & Services (0.0)%†
Inotiv Inc.	United States	9,734	(190,494)

Machinery (0.2)%
Caterpillar Inc.	United States	4,081	(753,801)
Desktop Metal Inc., A	United States	303,543	(965,267)
The Greenbrier Cos. Inc.	United States	7,865	(224,231)

			(1,943,299)

Marine (0.3)%
A.P. Moeller-Maersk AS, B	Denmark	384	(921,275)
Eagle Bulk Shipping Inc.	United States	35,026	(1,521,529)
ZIM Integrated Shipping Services Ltd.	Israel	44,172	(1,594,168)

			(4,036,972)

Media (0.1)%
Charter Communications Inc., A	United States	606	(250,054)
Dish Network Corp., A	United States	11,830	(205,250)
Magnite Inc.	United States	1,769	(13,321)
Sirius XM Holdings Inc.	United States	92,156	(561,230)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Media (continued)
Techtarget Inc.	United States	5,445	$(353,380)

			(1,383,235)

Metals & Mining (0.3)%
Century Aluminum Co.	United States	21,674	(167,323)
Ivanhoe Mines Ltd., A	Canada	75,610	(485,894)
Lithium Americas Corp.	Canada	12,967	(371,504)
MP Materials Corp.	United States	11,842	(414,352)
United States Steel Corp.	United States	97,745	(2,235,428)

			(3,674,501)

Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Arbor Realty Trust Inc.	United States	23,528	(352,449)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	6,928	(273,794)
KKR Real Estate Finance Trust Inc.	United States	10,486	(201,960)
PennyMac Mortgage Investment Trust	United States	32,696	(485,536)
Redwood Trust Inc.	United States	47,721	(369,838)
Starwood Property Trust Inc.	United States	8,905	(204,192)
Two Harbors Investment Corp.	United States	48,182	(233,683)

			(2,121,452)

Oil, Gas & Consumable Fuels (0.1)%
CNX Resources Corp.	United States	6,340	(112,028)
Kinder Morgan Inc.	United States	69,350	(1,270,492)

			(1,382,520)

Personal Products (0.0)%†
The Beauty Health Co.	United States	20,097	(233,125)
Herbalife Nutrition Ltd.	United States	7,212	(188,161)

			(421,286)

Pharmaceuticals (0.2)%
Aerie Pharmaceuticals Inc.	United States	10,174	(153,628)
Assertio Holdings Inc.	United States	6,353	(16,200)
Avadel Pharmaceuticals PLC, ADR	United States	67,067	(445,325)
Collegium Pharmaceutical Inc.	United States	24,180	(425,084)
Innoviva Inc.	United States	30,174	(397,090)
Omeros Corp.	United States	28,762	(115,911)
Pacira Biosciences Inc.	United States	2,213	(116,138)
Revance Therapeutics Inc.	United States	28,688	(570,891)

			(2,240,267)

Professional Services (0.1)%
Jacobs Solutions Inc.	United States	6,299	(784,729)
Upwork Inc.	United States	4,809	(83,677)

			(868,406)

Real Estate Management & Development (0.0)%†
Anywhere Real Estate Inc.	United States	23,972	(234,207)
Opendoor Technologies Inc.	United States	55,121	(238,674)
Redfin Corp.	United States	6,512	(53,333)

			(526,214)

Road & Rail (0.2)%
J.B. Hunt Transport Services Inc.	United States	5,108	(888,894)
Old Dominion Freight Line Inc.	United States	5,338	(1,448,786)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Road & Rail (continued)
Uber Technologies Inc.	United States	835	$(24,015)

			(2,361,695)

Semiconductors & Semiconductor Equipment (0.3)%
Ams-Osram AG	Austria	18,205	(133,217)
Entegris Inc.	United States	2,271	(215,472)
First Solar Inc.	United States	12,372	(1,578,049)
MKS Instruments Inc.	United States	2,277	(226,812)
Veeco Instruments Inc.	United States	79,164	(1,673,527)

			(3,827,077)

Software (0.5)%
8x8 Inc.	United States	83,904	(437,140)
Altair Engineering Inc., A	United States	4,965	(258,230)
Alteryx Inc., A	United States	1,415	(88,183)
Bentley Systems Inc., B	United States	4,451	(163,663)
Blackline Inc.	United States	986	(66,989)
Confluent Inc., A	United States	6,557	(179,399)
Coupa Software Inc.	United States	4,509	(263,325)
Dye & Durham Ltd.	Canada	6,001	(66,711)
Envestnet Inc.	United States	3,322	(173,973)
Everbridge Inc.	United States	3,914	(155,699)
Guidewire Software Inc.	United States	2,792	(200,214)
Mitek Systems Inc.	United States	25,053	(256,042)
Nutanix Inc., A	United States	5,810	(100,513)
Palo Alto Networks Inc.	United States	3,837	(2,136,480)
RingCentral Inc., A	United States	565	(24,317)
Unity Software Inc.	United States	21,919	(936,380)
Veritone Inc.	United States	13,279	(97,601)

			(5,604,859)

Specialty Retail (0.2)%
Guess? Inc.	United States	36,290	(633,986)
National Vision Holdings Inc.	United States	33,173	(1,102,339)
Shift Technologies Inc.	United States	37,358	(31,754)

			(1,768,079)

Trading Companies & Distributors (0.1)%
United Rentals Inc.	United States	2,822	(824,137)

Water Utilities (0.1)%
American Water Works Co. Inc.	United States	5,703	(846,610)

Total Common Stocks (Proceeds $110,998,824)			(97,766,353)

Exchange Traded Funds (8.8)%
ARK Innovation ETF	United States	150,836	(6,317,012)
Health Care Select Sector SPDR Fund	United States	11,058	(1,379,596)
Invesco QQQ Series 1 ETF	United States	8,053	(2,410,021)
iShares Iboxx $ High Yield Corporate Bond ETF	United States	129,376	(9,642,393)
iShares Nasdaq Biotechnology ETF	United States	1,061	(128,869)
iShares PHLX Semiconductor ETF	United States	7,320	(2,706,131)
iShares Russell 1000 ETF	United States	212,764	(46,448,509)
iShares Russell 2000 Growth ETF	United States	29,879	(6,801,357)
iShares Russell 2000 Value ETF	United States	5,494	(794,872)
iShares Russell Mid-Cap Growth ETF	United States	190,377	(16,370,518)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value

Securities Sold Short (continued)

Exchange Traded Funds (continued)
Utilities Select Sector SPDR Fund	United States	123,226		$(9,160,621)

Total Exchange Traded Funds (Proceeds $117,831,084)				(102,159,899)

		Principal Amount*

Corporate Bonds and Notes (0.8)%
Airlines (0.0)%†
[e]Air France-KLM, senior note, Reg S, 3.00%, 7/01/24	France	200,000	EUR	(192,699)

Automobiles (0.1)%
Ford Motor Credit Co. LLC, senior note, 4.95%, 5/28/27	United States	1,154,000		(1,085,014)
General Motors Co., senior bond, 4.20%, 10/01/27	United States	336,000		(323,037)

				(1,408,051)

Banks (0.1)%
[e,g]Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000		(726,291)

Chemicals (0.0)%†
Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	452,000		(450,958)

Construction & Engineering (0.1)%
Fluor Corp., senior bond, 4.25%, 9/15/28	United States	914,000		(829,007)
[e]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	300,000		(245,759)

				(1,074,766)

Consumer Finance (0.1)%
Onemain Finance Corp., senior note, 7.125%, 3/15/26	United States	816,000		(761,083)

Containers & Packaging (0.0)%†
[e]Titan Holdings II BV, senior note, Reg S, 5.125%, 7/15/29	Netherlands	100,000	EUR	(86,175)

Diversified Financial Services (0.1)%
[e]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	549,000		(453,740)
[e]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	495,000		(393,674)

				(847,414)

Food & Staples Retailing (0.0)%†
[e]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	86,000		(61,498)

Health Care Providers & Services (0.0)%†
[e]Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	231,000		(129,171)

Industrial Conglomerates (0.0)%†
3M Co., senior bond, 4.00%, 9/14/48	United States	205,000		(173,179)

Media (0.1)%
iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	893,411		(787,988)
[e]Scripps Escrow II Inc., senior bond, 144A, 5.375%, 1/15/31	United States	416,000		(344,916)

				(1,132,904)

Oil, Gas & Consumable Fuels (0.0)%†
Apache Corp., senior bond, 4.375%, 10/15/28	United States	24,000		(21,998)

Paper & Forest Products (0.0)%†
[e]Wepa Hygieneprodukte GMBH, senior secured note, Reg S, 2.875%, 12/15/27	Germany	200,000	EUR	(157,024)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Road & Rail (0.0)%†
[e]The Go-Ahead Group PLC, senior note, Reg S, 2.50%, 7/06/24	United Kingdom	155,000	GBP	$(171,349)

Semiconductors & Semiconductor Equipment (0.2)%
Intel Corp., senior bond,
4.75%, 3/25/50	United States	1,050,000		(1,002,372)
4.90%, 8/05/52	United States	703,000		(687,611)

				(1,689,983)

Specialty Retail (0.0)%†
[e]Matalan Finance PLC, senior secured note, Reg S, 6.75%, 1/31/23	United Kingdom	128,000	GBP	(116,074)
QVC Inc., senior secured note, 4.75%, 2/15/27	United States	41,000		(33,925)

				(149,999)

Total Corporate Bonds and Notes (Proceeds $9,857,035)				(9,234,542)

Foreign Government and Agency Securities (0.1)%
[e]Government of Italy, senior bond, Reg S, 0.95%, 6/01/32	Italy	467,000	EUR	(363,292)
Government of Turkey, senior bond,
5.75%, 3/22/24	Turkey	573,000		(547,760)
7.375%, 2/05/25	Turkey	590,000		(563,199)

Total Foreign Government and Agency Securities (Proceeds $1,610,798)				(1,474,251)

U.S. Government and Agency Securities (0.5)%
U.S. Treasury Bond,
3.375%, 8/15/42	United States	472,000		(460,716)
2.25%, 2/15/52	United States	325,200		(259,855)
U.S. Treasury Note,
2.50%, 4/30/24	United States	3,193,000		(3,142,735)
1.875%, 2/15/32	United States	358,000		(320,131)
2.875%, 5/15/32	United States	218,200		(212,728)
2.75%, 8/15/32	United States	863,000		(832,660)

Total U.S. Government and Agency Securities (Proceeds $5,363,798)				(5,228,825)

Total Securities Sold Short (Proceeds $245,661,539)				$(215,863,870)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security is held in connection with written option contracts open at period end.

cA portion or all of the security is on loan at August 31, 2022.

dA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2022, the aggregate value of these securities amounted to $171,954,884, representing 14.8% of net assets.

eSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the net value of these securities was $238,642,289, representing 20.6% of net assets.

fFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.

gPerpetual security with no stated maturity date.

hThe coupon rate shown represents the rate at period end.

iIncome may be received in additional securities and/or cash.

jDefaulted security or security for which income has been deemed uncollectible.

kThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

lSee Note 4 regarding unfunded loan commitments.

mPrincipal amount is stated in 100 Mexican Peso Units.

nAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

oThe rate shown is the annualized seven-day effective yield at period end.

pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

qSee Note 5 regarding investments in affiliated management investment companies.

rInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2022, all repurchase agreements had been entered into on that date.

sThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	7	$413,831	9/19/22	$(92,678)
Aluminum	Short	7	413,831	9/19/22	36,276
Aluminum	Long	3	177,150	12/19/22	(8,572)
Aluminum	Short	13	767,650	12/19/22	26,979
Brent Crude Oil	Long	23	2,199,720	9/30/22	(8,495)
Cocoa	Short	15	327,251	12/13/22	(14,394)
Coffee	Long	19	1,676,156	12/19/22	116,458
Copper	Long	9	1,765,687	9/19/22	(4,484)
Copper	Short	9	1,765,688	9/19/22	98,604
Copper	Short	12	2,338,350	12/19/22	25,867
Corn	Long	85	2,849,625	12/14/22	5,977
Cotton	Long	14	792,470	12/07/22	70,625
Gasoline	Long	11	1,123,030	9/30/22	(121,434)
Gold 100 Oz	Short	10	1,726,200	12/28/22	38,967
Hard Red Winter Wheat	Short	28	1,277,500	12/14/22	(48,553)
Low Sulphur Gas Oil	Long	13	1,397,825	10/12/22	19,355
Natural Gas	Long	21	1,916,670	9/28/22	(15,597)
NY Harbor	Long	7	1,078,216	9/30/22	15,264
Silver	Short	30	2,682,300	12/28/22	150,216
Soybean Meal	Long	22	913,220	12/14/22	21,599
Soybean Oil	Long	19	769,272	12/14/22	13,753
Soybeans	Long	45	3,200,625	11/14/22	(110,637)
Sugar	Short	13	260,478	9/30/22	6,313
Wheat	Short	39	1,621,425	12/14/22	(4,196)
WTI Crude Oil	Long	16	1,432,800	9/20/22	(15,606)
Zinc	Long	12	1,058,550	9/19/22	(8,600)
Zinc	Short	12	1,058,550	9/19/22	(182,287)
Zinc	Long	15	1,290,750	12/19/22	(37,341)
Zinc	Short	6	516,300	12/19/22	(11,680)

					(38,301)

Currency Contracts[a]
U.S. Dollar Index	Long	14	1,521,310	9/19/22	54,592

Equity Contracts
CAC 40 10 Euro Index[a]	Long	41	2,523,271	9/16/22	(116,542)
CBOE Volatility Index	Long	18	464,290	9/21/22	22,795
CBOE Volatility Index	Long	21	566,330	10/19/22	9,256
CBOE Volatility Index	Long	20	569,022	1/18/23	8,320
CBOE Volatility Index	Long	23	655,141	2/15/23	5,231
DAX Index[a]	Short	4	1,291,060	9/16/22	63,630
DJ EURO STOXX 50 Index[a]	Long	58	2,051,708	9/16/22	(58,681)
DJ EURO STOXX 50 Index	Short	522	18,465,370	9/16/22	85,268
DJIA Mini E-CBOT Index[a]	Long	15	2,364,900	9/16/22	(75,060)
E-Mini Russell 2000[a]	Long	18	1,660,140	9/16/22	(72,771)
FTSE 100 Index[a]	Long	87	7,365,327	9/16/22	(63,832)
FTSE 100 Index	Short	47	3,978,970	9/16/22	(22,063)
FTSE China A50 Index	Long	2	27,044	9/29/22	(251)
FTSE/MIB Index	Short	2	216,748	9/16/22	8,128
Hang Seng China Enterprises Index	Long	1	43,434	9/29/22	783
Hang Seng Index[a]	Short	25	3,157,211	9/29/22	24,008
Hang Seng Tech Index	Long	1	27,164	9/29/22	598

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
NASDAQ 100 E-Mini Index[a]	Long	8	$1,965,640	9/16/22	$(106,546)
NASDAQ 100 E-Mini Index	Short	22	5,405,510	9/16/22	353,200
NASDAQ 100 E-Mini Index	Short	3	741,570	12/16/22	59,092
Nikkei 225 Index[a]	Long	34	6,881,986	9/08/22	74,518
Nikkei 225 Index	Short	1	200,756	12/08/22	3,929
Nikkei 225 Yen	Short	4	401,008	9/08/22	7,123
S&P 500 E-Mini Index[a]	Long	58	11,473,850	9/16/22	(203,035)
S&P 500 E-Mini Index	Short	28	5,539,100	9/16/22	(290,107)
SGX Nifty 50	Short	24	840,480	9/29/22	7,555
STOXX 600 Banks Index	Short	66	414,708	9/16/22	639
TOPIX Index[a]	Long	19	2,683,318	9/08/22	20,280
TOPIX Index	Short	4	559,007	12/08/22	(1,769)
VSTOXX	Long	9	25,053	9/21/22	741
VSTOXX	Long	10	28,641	10/19/22	1,057

					(254,506)

Interest Rate Contracts
3 Month EURIBOR	Short	34	8,384,908	12/19/22	17,944
3 Month EURIBOR	Short	26	6,383,247	3/13/23	64,311
3 Month EURIBOR	Long	47	11,516,511	6/19/23	(17,290)
3 Month EURIBOR	Long	21	5,144,356	9/18/23	(19,182)
3 Month EURIBOR[a]	Short	67	16,420,521	12/18/23	27,140
3 Month EURIBOR	Short	11	2,697,979	3/18/24	3,403
3 Month SOFR[a]	Short	47	11,341,688	3/19/24	12,432
1 Month SOFR	Long	62	25,071,964	10/31/22	(12,537)
1 Month SOFR	Short	62	24,911,784	12/30/22	69,931
10 Yr. Mini JGB[a]	Short	15	1,614,396	9/09/22	4,666
30 Day Federal Funds	Short	20	8,122,733	9/30/22	802
30 Day Federal Funds	Short	63	25,463,224	10/31/22	8,696
30 Day Federal Funds	Short	4	1,609,295	11/30/22	4,827
30 Day Federal Funds	Long	99	39,757,868	12/30/22	(94,787)
30 Day Federal Funds	Long	89	35,702,981	1/31/23	(71,728)
30 Day Federal Funds	Short	21	8,414,673	2/28/23	51,636
30 Day Federal Funds	Short	72	28,839,807	6/30/23	90,957
30 Day Federal Funds	Short	1	400,657	7/31/23	3,480
30 Day Federal Funds	Short	46	18,480,062	12/29/23	39,189
90 Day Eurodollar	Short	10	2,398,375	12/19/22	(263)
90 Day Sterling[a]	Short	28	7,790,771	3/19/24	77,414
ASX 90 Day Bank Accepted Bill	Short	62	42,070,816	12/08/22	(757)
Australian 3 Yr. Bond	Short	144	10,613,021	9/15/22	6,781
Australian 10 Yr. Bond	Long	1	82,082	9/15/22	(2,481)
Australian 10 Yr. Bond[a]	Short	2	164,164	9/15/22	1,300
Canadian 10 Yr. Bond[a]	Short	31	2,940,793	12/19/22	7,731
Euro-BOBL[a]	Long	18	2,226,408	9/08/22	(25,275)
Euro-Bund[a]	Long	15	2,230,539	9/08/22	(32,872)
Euro-Bund	Short	8	1,189,621	9/08/22	63,802
Euro-SCHATZ[a]	Long	122	13,316,021	9/08/22	(59,498)
Japanese 10 Yr. Bond[a]	Short	3	3,229,008	9/12/22	(6,588)
Korean 3 Yr. Bond	Short	59	4,564,555	9/20/22	12,687
Korean 10 Yr. Bond	Long	2	162,167	9/20/22	(2,358)
Long Gilt[a]	Short	14	1,755,353	12/28/22	27,964
U.S. Treasury 2 Yr. Note[a]	Short	28	5,833,188	12/30/22	(1,031)
U.S. Treasury 5 Yr. Note	Long	47	5,208,555	12/30/22	(18,072)
U.S. Treasury 5 Yr. Note[a]	Short	54	5,984,297	12/30/22	18,909

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts (continued)
U.S. Treasury 10 Yr. Note[a]	Short	36	$4,208,625	12/20/22	$19,016
U.S. Treasury 10 Yr. Ultra	Short	53	6,634,937	12/20/22	67,319
U.S. Treasury Long Bond	Long	6	815,062	12/20/22	(4,513)
U.S. Treasury Long Bond[a]	Short	30	4,075,313	12/20/22	22,109
U.S. Treasury Ultra Bond	Short	14	2,093,000	12/20/22	16,110

					371,324

Total Futures Contracts					$133,109

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2022, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	8,461,632	1,646,278		9/02/22	$–	$(19,792)
Brazilian Real	JPHQ	Sell	8,461,632	1,631,064		9/02/22	4,904	(327)
South Korean Won	JPHQ	Buy	1,379,143,500	1,050,000		9/06/22	–	(18,802)
South Korean Won	JPHQ	Sell	1,379,143,500	1,062,694		9/06/22	31,496	–
Brazilian Real	MSCO	Sell	7,058,370	1,300,000		9/08/22	–	(54,013)
Chilean Peso	MSCO	Buy	561,356,210	666,277		9/08/22	–	(40,884)
Chilean Peso	MSCO	Sell	561,356,210	597,512		9/08/22	–	(27,881)
South Korean Won	JPHQ	Buy	1,372,885,500	1,050,000		9/08/22	–	(23,448)
South Korean Won	JPHQ	Sell	1,379,101,500	1,050,000		9/08/22	18,800	–
Japanese Yen	JPHQ	Buy	26,573,240	200,000		9/09/22	–	(8,582)
Chinese Yuan	MSCO	Buy	11,112,503	1,649,817		9/15/22	–	(37,060)
Chinese Yuan	MSCO	Sell	19,419,014	2,880,142		9/15/22	61,860	–
British Pound	BNYM	Sell	1,416,488	1,706,787		9/16/22	60,739	–
Euro	BNYM	Sell	25,978,453	26,430,167		9/16/22	294,768	–
Swiss Franc	BNYM	Sell	9,427,022	9,897,728		9/16/22	240,974	–
Australian Dollar	BZWS	Buy	7,300,000	5,004,061		9/20/22	7,920	(15,287)
Australian Dollar	BZWS	Sell	12,469,000	8,650,473		9/20/22	119,537	(3,831)
British Pound	BZWS	Buy	2,019,000	2,442,987		9/20/22	–	(96,600)
British Pound	BZWS	Sell	2,316,000	2,789,213		9/20/22	97,668	–
Canadian Dollar	BZWS	Buy	4,577,000	3,550,754		9/20/22	–	(66,349)
Canadian Dollar	BZWS	Sell	10,848,000	8,395,017		9/20/22	136,588	–
Euro	BZWS	Buy	1,550,000	1,586,984		9/20/22	1,298	(28,496)
Euro	BZWS	Sell	9,127,000	9,472,942		9/20/22	288,458	(147)
Japanese Yen	BZWS	Sell	425,908,000	3,185,930		9/20/22	115,178	–
Norwegian Krone	BZWS	Sell	4,360,000	436,930		9/20/22	–	(1,964)
South African Rand	BZWS	Buy	34,000	2,098		9/20/22	–	(117)
South African Rand	BZWS	Sell	34,000	1,968		9/20/22	–	(13)
Swedish Krona	BZWS	Buy	11,522,000	1,124,453		9/20/22	–	(42,504)
Swedish Krona	BZWS	Sell	13,103,000	1,283,820		9/20/22	53,410	–
Swiss Franc	BZWS	Sell	413,000	427,309		9/20/22	4,105	–
Singapore Dollar	JPHQ	Sell	1,375,727	1,440,000	AUD	9/21/22	8,088	(6,971)
Swiss Franc	JPHQ	Sell	327,492	500,000	AUD	9/21/22	6,634	–
Australian Dollar	JPHQ	Buy	1,600,000	1,126,676		9/21/22	–	(31,492)
Australian Dollar	JPHQ	Sell	1,400,000	968,814		9/21/22	15,917	(5,389)
British Pound	BNYM	Buy	1,059,495	1,266,637		9/21/22	–	(35,317)
British Pound	BNYM	Sell	2,373,241	2,883,500		9/21/22	125,373	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued))

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
British Pound	JPHQ	Buy	1,220,000	1,460,660		9/21/22	$–	$(42,805)
British Pound	JPHQ	Sell	1,050,000	1,291,565		9/21/22	71,280	–
Euro	JPHQ	Sell	560,000	740,240	CAD	9/21/22	8,713	(8,758)
Chinese Yuan	JPHQ	Buy	29,195,362	4,260,000		9/21/22	–	(32,611)
Chinese Yuan	JPHQ	Sell	63,987,750	9,440,000		9/21/22	174,792	–
Euro	BNYM	Buy	5,181,333	5,252,685		9/21/22	8,526	(46,810)
Euro	BNYM	Sell	8,071,997	8,439,752		9/21/22	317,532	(1,296)
Chinese Yuan	JPHQ	Sell	1,433,448	200,000	EUR	9/21/22	4,208	(10,490)
Japanese Yen	JPHQ	Sell	70,710,400	500,000	EUR	9/21/22	14,772	(21,437)
Canadian Dollar	JPHQ	Sell	736,376	560,000	EUR	9/21/22	13,594	(10,608)
Euro	JPHQ	Buy	1,060,000	1,081,549		9/21/22	–	(14,784)
Euro	JPHQ	Sell	1,387,228	1,421,308		9/21/22	31,020	(5,794)
Euro	MSCO	Sell	3,362,764	3,505,699		9/21/22	121,474	–
Hong Kong Dollar	JPHQ	Buy	400,000	51,057		9/21/22	–	(69)
Hong Kong Dollar	JPHQ	Sell	600,000	76,656		9/21/22	174	–
Hungarian Forint	JPHQ	Buy	202,065,471	519,411		9/21/22	187	(15,269)
Hungarian Forint	JPHQ	Sell	202,065,472	524,750		9/21/22	20,424	(3)
Indian Rupee	JPHQ	Buy	63,935,270	800,000		9/21/22	3,122	–
Indian Rupee	JPHQ	Sell	87,600,770	1,105,368		9/21/22	7,815	(2,840)
Indonesian Rupiah	JPHQ	Buy	56,413,736,000	3,720,000		9/21/22	80,178	(2,124)
Indonesian Rupiah	JPHQ	Sell	7,792,590,000	520,000		9/21/22	–	(4,637)
South Korean Won	JPHQ	Sell	1,915,532,000	198,000,000	JPY	9/21/22	72,980	(77,522)
New Zealand Dollar	JPHQ	Sell	540,000	46,209,678	JPY	9/21/22	16,398	(13,596)
Euro	JPHQ	Sell	500,000	71,754,125	JPY	9/21/22	26,756	(12,566)
Japanese Yen	JPHQ	Buy	113,835,458	840,000		9/21/22	–	(19,191)
Japanese Yen	JPHQ	Sell	79,307,069	587,707		9/21/22	15,864	–
Mexican Peso	JPHQ	Buy	25,741,236	1,237,854		9/21/22	35,845	(1,229)
Mexican Peso	JPHQ	Sell	69,417,409	3,455,376		9/21/22	36,011	(12,150)
Japanese Yen	JPHQ	Sell	45,770,080	540,000	NZD	9/21/22	8,178	(7,810)
Norwegian Krone	JPHQ	Buy	30,296,771	3,077,500		9/21/22	5,555	(33,214)
Norwegian Krone	JPHQ	Sell	30,334,523	3,077,500		9/21/22	39,785	(15,928)
Philippine Peso	JPHQ	Buy	47,516,440	860,000		9/21/22	1,949	(16,188)
Philippine Peso	JPHQ	Sell	47,484,200	872,265		9/21/22	28,509	(1,430)
Polish Zloty	JPHQ	Buy	4,053,558	930,580		9/21/22	–	(71,210)
Polish Zloty	JPHQ	Sell	4,053,558	858,350		9/21/22	–	(1,020)
Australian Dollar	JPHQ	Sell	1,440,000	1,385,532	SGD	9/21/22	11,830	(5,930)
Singapore Dollar	JPHQ	Buy	1,906,520	1,380,964		9/21/22	–	(16,552)
Singapore Dollar	JPHQ	Sell	1,906,521	1,370,000		9/21/22	5,588	–
South African Rand	JPHQ	Buy	30,890,629	1,841,580		9/21/22	1,167	(42,892)
South African Rand	JPHQ	Sell	63,165,881	3,991,662		9/21/22	311,276	–
Japanese Yen	JPHQ	Sell	174,000,000	1,714,528,400	KRW	9/21/22	66,425	(38,769)
South Korean Won	JPHQ	Buy	3,512,396,582	2,740,000		9/21/22	–	(113,114)
South Korean Won	JPHQ	Sell	1,943,586,200	1,500,000		9/21/22	46,411	–
Swiss Franc	BNYM	Buy	74,109	76,954		9/21/22	–	(1,008)
Swiss Franc	BNYM	Sell	298,587	309,110		9/21/22	3,120	–
Australian Dollar	JPHQ	Sell	500,000	333,000	CHF	9/21/22	3,049	(4,038)
Swiss Franc	JPHQ	Buy	3,428,307	3,546,800		9/21/22	–	(34,375)
Swiss Franc	JPHQ	Sell	3,476,929	3,635,961		9/21/22	72,834	–
Taiwan Dollar	JPHQ	Buy	22,108,356	740,000		9/21/22	–	(12,945)
Taiwan Dollar	JPHQ	Sell	33,561,885	1,140,000		9/21/22	36,284	–
Thai Baht	JPHQ	Buy	34,994,976	980,000		9/21/22	–	(19,093)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued))

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Thai Baht	JPHQ	Sell	23,744,220	660,000		9/21/22	$9,323	$(1,301)
Japanese Yen[b]	MSCO	Buy	1,517,719,000	11,315,118		9/22/22	–	(370,744)
Japanese Yen[b]	MSCO	Sell	2,241,608,000	16,553,530		9/22/22	389,140	–
Australian Dollar[b]	MSCO	Buy	2,181,000	1,515,187		9/23/22	–	(22,263)
Australian Dollar[b]	MSCO	Sell	8,379,000	5,749,142		9/23/22	44,850	(31,245)
British Pound[b]	MSCO	Buy	5,534,000	6,687,349		9/23/22	–	(255,613)
British Pound[b]	MSCO	Sell	13,288,000	16,186,282		9/23/22	742,679	–
Canadian Dollar[b]	MSCO	Buy	3,803,000	2,961,193		9/23/22	–	(66,095)
Canadian Dollar[b]	MSCO	Sell	546,000	426,393		9/23/22	10,741	–
Euro[b]	MSCO	Buy	5,839,000	5,994,974		9/23/22	2,514	(120,427)
Euro[b]	MSCO	Sell	17,439,000	17,992,886		9/23/22	490,331	(50,120)
Mexican Peso[b]	MSCO	Buy	71,669,000	3,576,763		9/23/22	1,425	(36,758)
Mexican Peso[b]	MSCO	Sell	3,191,000	155,923		9/23/22	3	(1,760)
New Zealand Dollar[b]	MSCO	Buy	455,000	285,436		9/23/22	14	(7,065)
New Zealand Dollar[b]	MSCO	Sell	7,300,000	4,566,071		9/23/22	102,283	(2,611)
Swiss Franc[b]	MSCO	Buy	2,322,000	2,380,522		9/23/22	17,370	(17,931)
Swiss Franc[b]	MSCO	Sell	10,868,000	11,246,589		9/23/22	107,837	(522)
Australian Dollar	BNYM	Sell	989,000	686,130		9/28/22	9,090	–
Canadian Dollar	BNYM	Buy	1,440,000	1,103,944		9/28/22	–	(7,765)
Canadian Dollar	BNYM	Sell	3,204,000	2,489,037		9/28/22	50,039	–
Euro	BNYM	Sell	3,865,000	4,123,688		9/28/22	232,177	–
Hong Kong Dollar	BNYM	Sell	9,897,000	1,264,542		9/28/22	2,766	–
Canadian Dollar	BNYM	Sell	7,240,000	5,594,457		9/29/22	83,159	–
Euro	BNYM	Sell	690,000	726,915		9/29/22	32,135	–
Japanese Yen	BNYM	Sell	43,950,000	323,471		9/29/22	6,364	–
British Pound	JPHQ	Buy	250,000	304,563		9/30/22	–	(13,968)
British Pound	JPHQ	Sell	250,000	294,002		9/30/22	3,407	–
Euro	JPHQ	Buy	250,000	256,012		9/30/22	–	(4,263)
Indonesian Rupiah	JPHQ	Sell	16,365,668,000	1,100,000		9/30/22	38	(1,510)
Polish Zloty	JPHQ	Sell	1,000,000	211,118		9/30/22	–	(559)
Swedish Krona	JPHQ	Buy	3,500,000	344,573		9/30/22	–	(15,748)
Swedish Krona	JPHQ	Sell	1,800,000	170,094		9/30/22	984	–
Swiss Franc	JPHQ	Buy	270,000	284,271		9/30/22	–	(7,372)
Brazilian Real	JPHQ	Sell	2,300,869	447,936		10/04/22	9,454	–
Colombian Peso	MSCS	Sell	424,857,000	98,044		10/11/22	2,766	–
Chilean Peso	JPHQ	Buy	1,302,048,000	1,440,000		10/25/22	–	(2,697)
Chilean Peso	JPHQ	Sell	3,065,049,500	3,370,000		10/25/22	970	(14,413)
Chinese Yuan	JPHQ	Buy	12,310,593	1,830,000		10/25/22	–	(40,942)
Chinese Yuan	JPHQ	Sell	12,349,389	1,830,000		10/25/22	35,304	–
Colombian Peso	JPHQ	Buy	668,692,650	150,000		10/25/22	–	(451)
Colombian Peso	JPHQ	Sell	16,009,121,340	3,491,037		10/25/22	7,065	(96,372)
Czech Koruna	BZWS	Sell	1,732,145	70,000	EUR	10/25/22	54	–
Czech Koruna	JPHQ	Sell	50,775,891	2,004,184	EUR	10/25/22	–	(46,634)
Romanian Leu	JPHQ	Sell	7,050,249	1,391,924	EUR	10/25/22	–	(47,739)
Polish Zloty	JPHQ	Sell	10,855,089	2,239,623	EUR	10/25/22	11,583	(40,220)
Norwegian Krone	JPHQ	Sell	21,984,947	2,208,889	EUR	10/25/22	62,473	(48,636)
Euro	JPHQ	Buy	1,918,222	1,974,712		10/25/22	1,469	(41,186)
Euro	JPHQ	Sell	2,906,306	2,970,408		10/25/22	38,690	–
Romanian Leu	UBSW	Sell	786,052	160,000	EUR	10/25/22	–	(470)
Euro	JPHQ	Sell	189,495	79,227,660	HUF	10/25/22	4,876	–
Hungarian Forint	JPHQ	Sell	60,719,317	147,651		10/25/22	–	(2,583)
Indian Rupee	JPHQ	Buy	192,535,884	2,406,801		10/25/22	4,665	–
Indonesian Rupiah	JPHQ	Buy	42,355,500,000	2,850,000		10/25/22	7,828	(8,955)
Indonesian Rupiah	JPHQ	Sell	42,891,842,261	2,879,288		10/25/22	16,946	(22,606)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued))

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	8,340,743	60,792		10/25/22	$470	$–
Mexican Peso	BZWS	Buy	49,462,893	2,430,000		10/25/22	–	(1,444)
Mexican Peso	JPHQ	Buy	173,189,431	8,430,000		10/25/22	87,395	(14,048)
Mexican Peso	JPHQ	Sell	227,619,813	11,096,497		10/25/22	57,213	(136,516)
Euro	JPHQ	Sell	2,148,764	21,984,947	NOK	10/25/22	49,412	(2,598)
Peruvian Nuevo Sol	JPHQ	Sell	360,260	89,806		10/25/22	–	(3,300)
Polish Zloty	JPHQ	Buy	6,891,842	1,409,000		10/25/22	43,539	–
Polish Zloty	JPHQ	Sell	8,962,957	1,844,840		10/25/22	–	(44,212)
South African Rand	JPHQ	Buy	160,230,908	9,611,268		10/25/22	–	(304,696)
South African Rand	JPHQ	Sell	187,941,835	11,099,768		10/25/22	190,143	(6,458)
Thai Baht	JPHQ	Buy	170,052,148	4,740,000		10/25/22	3,409	(63,877)
Thai Baht	JPHQ	Sell	83,720,250	2,370,000		10/25/22	66,168	–
Turkish Lira	JPHQ	Buy	19,345,200	980,000		10/25/22	34,420	–
Turkish Lira	JPHQ	Sell	19,306,553	984,648		10/25/22	–	(27,745)
Euro	BOFA	Sell	370,000	381,622		10/26/22	8,361	–
Euro	BZWS	Sell	115,000	118,506		10/26/22	2,492	–
Brazilian Real	JPHQ	Buy	25,211,027	4,690,000		11/03/22	113,898	(35,023)
Brazilian Real	JPHQ	Sell	23,697,381	4,303,982		11/03/22	–	(178,574)
South Korean Won	MSCO	Buy	1,525,520,001	1,140,615		11/09/22	4,106	(2,766)
South Korean Won	MSCO	Sell	4,616,485,105	3,532,160		11/09/22	77,179	(772)
Singapore Dollar	JPHQ	Sell	1,959,827	1,327,000	EUR	11/14/22	18,785	(81,572)
Euro	JPHQ	Sell	1,327,000	1,959,574	SGD	11/14/22	79,911	(17,305)
Philippine Peso	JPHQ	Buy	31,043,400	570,000		11/15/22	–	(18,167)
Philippine Peso	JPHQ	Sell	31,057,560	570,000		11/15/22	17,914	–
Indonesian Rupiah	JPHQ	Buy	5,360,400,000	360,000		11/16/22	342	–
Indonesian Rupiah	JPHQ	Sell	5,362,444,800	360,000		11/16/22	–	(480)
British Pound	SSBT	Sell	725,000	875,917		1/20/23	31,543	–
Indonesian Rupiah	JPHQ	Buy	88,041,028,571	6,025,064		2/22/23	–	(120,504)
Indonesian Rupiah	JPHQ	Sell	88,041,028,571	5,964,286		2/22/23	59,726	–
Euro	JPHQ	Sell	2,300,000	2,585,108		3/31/23	239,810	–
Indian Rupee	JPHQ	Buy	161,092,500	2,001,516		5/22/23	–	(18,156)
Indian Rupee	JPHQ	Sell	161,092,500	2,000,000		5/22/23	16,639	–
Australian Dollar	JPHQ	Buy	3,941,622	2,835,044		5/31/23	–	(131,226)
Australian Dollar	JPHQ	Sell	3,941,622	2,833,749		5/31/23	129,931	–
Indonesian Rupiah	JPHQ	Sell	49,501,672,000	3,200,000		6/21/23	–	(112,107)
Chinese Yuan	JPHQ	Buy	60,590,346	9,040,000		8/21/23	–	(165,511)
Chinese Yuan	JPHQ	Sell	26,126,324	3,860,000		8/21/23	33,354	–
Philippine Peso	JPHQ	Buy	114,810,000	2,000,000		9/20/23	–	–
Philippine Peso	JPHQ	Sell	116,630,000	2,000,000		9/20/24	–	–
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	347,168	–

Total Forward Exchange Contracts							$7,673,480	$(4,293,972)

Net unrealized appreciation (depreciation)							$3,379,508

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2022, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Pitney Bowes Inc.	(1.00)%	Quarterly		6/20/27	366,000		$122,616	$111,630	$10,986

Traded Index

CDX.NA.HY.CDSI	(5.00)%	Quarterly		6/20/27	500,000		6,126	3,501	2,625
CDX.NA.HY.38	(5.00)%	Quarterly		6/20/27	4,068,900		49,856	(92,583)	142,439

Contracts to Sell Protection[c,d]

Traded Index

CDX.EM.37	1.00%	Quarterly		6/20/27	3,757,000		(347,195)	(337,379)	(9,816)	NR
CDX.EM.37	1.00%	Quarterly		6/20/27	900,000		(83,172)	(83,250)	78	NR
CDX.EM.37	1.00%	Quarterly		6/20/27	900,000		(83,172)	(83,250)	78	NR
CDX.EM.37	1.00%	Quarterly		6/20/27	825,000		(76,241)	(76,725)	484	NR

Total Centrally Cleared Swap Contracts							$(411,182)	$(558,056)	$146,874

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Air France-KLM	(5.00)%	Quarterly	GSCO	12/20/22	100,000	EUR	(793)	(574)	(219)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	6/20/27	73,000		(7,867)	(6,785)	(1,082)
Ally Financial Inc.	(5.00)%	Quarterly	BZWS	6/20/27	107,000		(11,531)	(13,306)	1,775
Ally Financial Inc.	(5.00)%	Quarterly	CITI	6/20/27	71,000		(7,652)	(6,906)	(746)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	355,000		(38,258)	(44,541)	6,283
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	324,000		(34,917)	(33,791)	(1,126)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	142,000		(15,303)	(16,391)	1,088
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	142,000		(15,303)	(15,594)	291
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	1,436,000		(154,756)	(137,576)	(17,180)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	604,000		(65,092)	(53,789)	(11,303)
Ally Financial Inc.	(5.00)%	Quarterly	MSCO	6/20/27	240,000		(25,865)	(25,360)	(505)
Ally Financial Inc.	(5.00)%	Quarterly	MSCO	6/20/27	71,000		(7,652)	(7,124)	(528)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/23	216,000		1,837	5,826	(3,989)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000		6,186	3,705	2,481
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	154,000		8,582	4,389	4,193
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		13,757	5,377	8,380
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	286,000		27,514	21,581	5,933
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	178,000		17,099	22,895	(5,796)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	72,000		13,128	9,717	3,411
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	288,000		52,511	36,893	15,618
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/26	116,000		28,370	8,475	19,895
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/26	186,000		45,491	25,333	20,158
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	103,000		23,857	7,562	16,295
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/23	93,000		5,183	4,331	852
American Airlines Inc.	(5.00)%	Quarterly	FBCO	6/20/24	87,000		8,358	11,267	(2,909)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/26	155,000		37,909	11,324	26,585
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	155,000		8,638	8,711	(73)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	772,000		43,021	15,093	27,928
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	355,000		19,783	27,239	(7,456)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	241,000		50,374	32,452	17,922

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	134,000		$69	$(1,770)	$1,839
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	335,000		172	(4,815)	4,987
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		69	(2,548)	2,617
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		69	(2,289)	2,358
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		69	(2,288)	2,357
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	67,000		34	(1,143)	1,177
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		69	1,478	(1,409)
ArcelorMittal SA	(5.00)%	Quarterly	CITI	6/20/27	133,000	EUR	(13,406)	(13,389)	(17)
ArcelorMittal SA	(5.00)%	Quarterly	CITI	6/20/27	67,000	EUR	(6,754)	(6,435)	(319)
BMW AG	(1.00)%	Quarterly	BZWS	6/20/27	143,000	EUR	681	981	(300)
BMW AG	(1.00)%	Quarterly	GSCO	6/20/27	143,000	EUR	681	–	681
BMW AG	(1.00)%	Quarterly	GSCO	6/20/27	143,000	EUR	681	403	278
BMW AG	(1.00)%	Quarterly	GSCO	6/20/27	72,000	EUR	343	779	(436)
BMW AG	(1.00)%	Quarterly	JPHQ	6/20/27	143,000	EUR	681	1,499	(818)
BMW AG	(1.00)%	Quarterly	MSCO	6/20/27	72,000	EUR	343	466	(123)
Boeing Co. (The)	(1.00)%	Quarterly	BNPP	6/20/27	20,000		579	1,332	(753)
Boeing Co. (The)	(1.00)%	Quarterly	BNPP	6/20/27	87,000		2,731	1,851	880
Boeing Co. (The)	(1.00)%	Quarterly	BZWS	6/20/27	90,000		2,825	3,573	(748)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	49,000		1,538	1,926	(388)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	36,000		1,129	2,357	(1,228)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	72,000		2,260	3,825	(1,565)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	313,000		9,826	8,925	901
Boeing Co. (The)	(1.00)%	Quarterly	MSCO	6/20/27	41,000		1,287	840	447
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/27	222,000	EUR	3,369	(3,746)	7,115
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/27	300,000	EUR	4,552	(3,135)	7,687
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/27	210,000	EUR	3,187	(2,270)	5,457
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/27	142,000	EUR	2,155	(1,965)	4,120
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/27	118,000	EUR	1,791	(1,629)	3,420
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/27	29,000	EUR	440	(267)	707
Engie SA	(1.00)%	Quarterly	BOFA	6/20/27	146,000	EUR	(128)	1,448	(1,576)
Engie SA	(1.00)%	Quarterly	BOFA	6/20/27	146,000	EUR	(128)	1,466	(1,594)
FedEx Corp.	(1.00)%	Quarterly	BZWS	6/20/27	280,000		(2,786)	(3,723)	937
FedEx Corp.	(1.00)%	Quarterly	BZWS	6/20/27	140,000		(1,393)	(1,870)	477
FedEx Corp.	(1.00)%	Quarterly	BZWS	6/20/27	140,000		(1,393)	(1,406)	13
FedEx Corp.	(1.00)%	Quarterly	GSCO	6/20/27	140,000		(1,393)	(1,747)	354
FedEx Corp.	(1.00)%	Quarterly	JPHQ	6/20/27	140,000		(1,393)	(1,606)	213
FedEx Corp.	(1.00)%	Quarterly	JPHQ	6/20/27	140,000		(1,393)	(1,376)	(17)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/27	55,000		(4,578)	(5,697)	1,119
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/27	23,000		(1,914)	(1,842)	(72)
Ford Motor Co.	(5.00)%	Quarterly	GSCO	6/20/27	84,000		(6,991)	(7,013)	22
Ford Motor Co.	(5.00)%	Quarterly	GSCO	6/20/27	31,000		(2,580)	(2,657)	77
Ford Motor Co.	(5.00)%	Quarterly	GSCO	6/20/27	11,000		(916)	(941)	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	227,000		$(19,450)	$(10,808)	$(8,642)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	64,000		(5,484)	(5,149)	(335)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	71,000		(6,083)	(4,640)	(1,443)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	GSCO	6/20/27	61,000		(5,227)	(3,619)	(1,608)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	JPHQ	6/20/27	284,000		(24,334)	(8,625)	(15,709)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	JPHQ	6/20/27	355,000		(30,417)	(8,022)	(22,395)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	JPHQ	6/20/27	71,000		(6,093)	(2,589)	(3,504)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCO	6/20/27	108,000		(9,254)	(11,315)	2,061
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCO	6/20/27	132,000		(9,712)	(9,712)	–
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	114,000		(15,378)	(12,542)	(2,836)
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	55,000		(7,419)	(6,853)	(566)
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	31,000		(4,182)	(3,501)	(681)
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	17,000		(4,573)	(2,073)	(2,500)
General Motors Co.	(5.00)%	Quarterly	BZWS	6/20/27	20,000		(2,698)	(2,427)	(271)
General Motors Co.	(5.00)%	Quarterly	BZWS	6/20/27	13,000		(1,754)	(1,496)	(258)
General Motors Co.	(5.00)%	Quarterly	BZWS	6/20/27	5,000		(675)	(576)	(99)
General Motors Co.	(5.00)%	Quarterly	JPHQ	6/20/27	146,000		(19,695)	(19,425)	(270)
General Motors Co.	(5.00)%	Quarterly	JPHQ	6/20/27	109,000		(14,704)	(14,691)	(13)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	696,000		469,403	332,031	137,372
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	200,000		134,886	136,286	(1,400)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000		170,631	118,771	51,860
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000		567,870	394,905	172,965
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000		170,631	118,659	51,972
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	695,000		86,779	51,347	35,432
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	520,000		64,928	58,141	6,787
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(529)	1,120	(1,649)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(873)	861	(1,734)
Government of Kazakhstan	(1.00)%	Quarterly	BNPP	6/20/24	1,000,000		12,805	10,904	1,901
Government of Mexico	(1.00)%	Quarterly	BZWS	6/20/26	1,510,000		17,211	4,413	12,798
Government of Mexico	(1.00)%	Quarterly	CITI	12/20/26	345,000		6,291	(142)	6,433
Government of Turkey	(1.00)%	Quarterly	BZWS	6/20/24	1,175,000		121,125	115,398	5,727
Government of Turkey	(1.00)%	Quarterly	GSCO	12/20/23	1,220,000		89,913	67,524	22,389
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/24	1,300,000		134,011	135,978	(1,967)
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/24	1,570,000		161,844	172,650	(10,806)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/22	100,000	EUR	6,389	2,310	4,079
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/22	10,000	EUR	639	231	408
Hochtief AG	(5.00)%	Quarterly	CITI	6/20/27	109,000	EUR	(12,190)	(20,831)	8,641
Hochtief AG	(5.00)%	Quarterly	JPHQ	6/20/27	139,000	EUR	(15,545)	(25,395)	9,850
Hochtief AG	(5.00)%	Quarterly	JPHQ	6/20/27	69,000	EUR	(7,717)	(12,606)	4,889
Hochtief AG	(5.00)%	Quarterly	JPHQ	6/20/27	55,000	EUR	(6,151)	(6,202)	51
HP Inc.	(1.00)%	Quarterly	BNPP	6/20/27	67,000		1,861	1,861	–
HP Inc.	(1.00)%	Quarterly	BNPP	6/20/27	134,000		3,543	2,839	704
HP Inc.	(1.00)%	Quarterly	GSCO	6/20/27	336,000		8,883	7,407	1,476
HSBC Holdings PLC	(1.00)%	Quarterly	JPHQ	12/20/27	403,000	EUR	15,629	15,805	(176)
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	36,000	EUR	4,405	5,668	(1,263)
Iceland Bondco	(5.00)%	Quarterly	JPHQ	6/20/25	24,000	EUR	2,937	920	2,017
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	139,000		13,785	2,158	11,627
Lanxess AG	(1.00)%	Quarterly	BZWS	6/20/27	163,000	EUR	12,223	1,236	10,987
Lanxess AG	(1.00)%	Quarterly	BZWS	6/20/27	112,000	EUR	8,399	7,314	1,085
Lanxess AG	(1.00)%	Quarterly	JPHQ	6/20/27	72,000	EUR	5,399	2,352	3,047
Lanxess AG	(1.00)%	Quarterly	JPHQ	6/20/27	133,000	EUR	9,973	4,162	5,811
Lanxess AG	(1.00)%	Quarterly	JPHQ	6/20/27	195,000	EUR	14,623	6,371	8,252
Lanxess AG	(1.00)%	Quarterly	MSCO	6/20/27	71,000	EUR	5,324	2,569	2,755
Lloyds Bank	(1.00)%	Quarterly	BZWS	12/20/27	347,000	EUR	21,655	21,655	–
Lloyds Bank	(1.00)%	Quarterly	CITI	12/20/27	490,000	EUR	27,184	23,621	3,563

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Lloyds Bank	(1.00)%	Quarterly	GSCO	6/20/27	71,000	EUR	$3,323	$3,047	$276
Louis Dreyfus Co.	(5.00)%	Quarterly	JPHQ	6/20/27	133,000	EUR	(17,362)	(13,034)	(4,328)
Mercedes-Benz Group AG	(1.00)%	Quarterly	BZWS	6/20/27	286,000	EUR	2,504	1,468	1,036
Mercedes-Benz Group AG	(1.00)%	Quarterly	GSCO	6/20/27	143,000	EUR	1,252	872	380
Mercedes-Benz Group AG	(1.00)%	Quarterly	GSCO	6/20/27	72,000	EUR	630	1,130	(500)
Mercedes-Benz Group AG	(1.00)%	Quarterly	JPHQ	6/20/27	72,000	EUR	630	663	(33)
Mercedes-Benz Group AG	(1.00)%	Quarterly	JPHQ	6/20/27	72,000	EUR	630	982	(352)
Mercedes-Benz Group AG	(1.00)%	Quarterly	MSCO	6/20/27	72,000	EUR	630	665	(35)
Mercedes-Benz Group AG	(1.00)%	Quarterly	MSCO	6/20/27	72,000	EUR	630	690	(60)
Mercedes-Benz Group AG	(1.00)%	Quarterly	MSCO	6/20/27	72,000	EUR	630	787	(157)
Michelin	(1.00)%	Quarterly	GSCO	6/20/27	200,000	EUR	(3,932)	(4,352)	420
Next PLC	(1.00)%	Quarterly	BZWS	12/20/27	186,000	EUR	13,190	13,767	(577)
Next PLC	(1.00)%	Quarterly	CITI	12/20/27	362,000	EUR	25,671	26,793	(1,122)
Next PLC	(1.00)%	Quarterly	GSCO	6/20/27	72,000	EUR	4,396	3,053	1,343
Next PLC	(1.00)%	Quarterly	JPHQ	6/20/27	72,000	EUR	4,396	3,324	1,072
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	6/20/27	14,261,000	JPY	1,618	(249)	1,867
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	6/20/27	7,131,000	JPY	809	875	(66)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	6/20/27	7,131,000	JPY	809	1,842	(1,033)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	6/20/27	14,262,000	JPY	1,618	3,467	(1,849)
Novafives SAS	(5.00)%	Quarterly	JPHQ	12/20/24	28,000	EUR	6,000	5,242	758
Novafives SAS	(5.00)%	Quarterly	JPHQ	12/20/24	71,000	EUR	15,214	13,088	2,126
Pemex	(1.00)%	Quarterly	BZWS	6/20/24	1,268,000		79,591	78,929	662
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	6,918,000	JPY	3,583	2,760	823
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	14,276,000	JPY	7,394	4,718	2,676
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	14,276,000	JPY	7,394	5,256	2,138
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	7,350,000	JPY	3,807	5,726	(1,919)
Rakuten Group Inc.	(1.00)%	Quarterly	GSCO	6/20/27	14,348,000	JPY	7,437	6,350	1,087
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	7,707,000	JPY	3,992	4,521	(529)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	7,174,000	JPY	3,716	5,532	(1,816)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	7,070,000	JPY	3,662	5,555	(1,893)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	7,750,000	JPY	4,014	5,927	(1,913)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	9,999,000	JPY	5,179	7,762	(2,583)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	14,329,000	JPY	7,421	11,532	(4,111)
Simon Property Group LP	(1.00)%	Quarterly	BNPP	6/20/27	293,000		2,117	3,913	(1,796)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	6/20/27	520,000		3,756	(1,145)	4,901
Smurfit Kappa Group PLC	(5.00)%	Quarterly	CITI	12/20/27	692,000	EUR	(120,701)	(113,702)	(6,999)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	700,000	EUR	(4,165)	3,993	(8,158)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	17,780,000	JPY	19,945	18,332	1,613
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	27,440,000	JPY	30,781	26,844	3,937
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	86,026,000	JPY	96,499	84,809	11,690
Standard Chartered PLC	(1.00)%	Quarterly	GSCO	12/20/27	201,000	EUR	10,086	10,155	(69)
Standard Chartered PLC	(1.00)%	Quarterly	JPHQ	12/20/27	269,000	EUR	14,378	14,378	–
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	365,000	EUR	(45,108)	(40,379)	(4,729)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	71,000	EUR	(1,496)	(1,902)	406
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	15,000	EUR	(316)	144	(460)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	22,000	EUR	(464)	212	(676)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	273,000	EUR	(5,598)	(12,559)	6,961
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	207	(28)	235
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	429	293	136
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	429	351	78
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000	EUR	414	652	(238)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	142,000EUR	$2,100	$883	$1,217
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	157,000EUR	2,322	1,270	1,052
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	71,000EUR	1,050	4,688	(3,638)
TDC A/S	(1.00)%	Quarterly	BNPP	6/20/27	212,000EUR	3,279	11,513	(8,234)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/27	93,000	1,269	859	410
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/27	67,000	914	1,223	(309)
U.S. Steel Corp.	(5.00)%	Quarterly	CITI	6/20/27	67,000	914	954	(40)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/27	67,000	914	984	(70)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/27	67,000	914	1,102	(188)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/27	67,000	914	(503)	1,417
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/27	133,000	1,814	1,230	584
WPP PLC	(1.00)%	Quarterly	CITI	12/20/27	501,000EUR	11,833	12,593	(760)

Contracts to Sell Protection[c,d]

Single Name

American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	67,000	3,480	3,385	95	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	134,000	6,959	6,946	13	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	134,000	6,959	6,949	10	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	134,000	6,959	6,949	10	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	178,000	9,245	7,119	2,126	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	335,000	17,445	16,021	1,424	BB-
Calpine Corp.	5.00%	Quarterly	CITI	6/20/27	72,000	579	(2,556)	3,135	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	6/20/27	143,000	1,129	(3,572)	4,701	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	6/20/27	72,000	579	(2,814)	3,393	BB-
Calpine Corp.	5.00%	Quarterly	MSCO	6/20/27	66,000	521	3,092	(2,571)	BB-
Kohl’s Corp.	1.00%	Quarterly	BOFA	6/20/26	141,000	(13,984)	(9,680)	(4,304)	BBB-

Total OTC Swap Contracts						$2,431,912	$1,761,927	$669,985

Total Credit Default Swap Contracts						$2,020,730	$1,203,871	$816,859

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2022, the Fund had the following cross-currency swap contracts outstanding.

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts
Receive Floating Rate Euro STR - 0.30%	Quarterly	GSCO	6/21/24	2,692,500	EUR	$706
Pay Floating rate Overnight SOFR				2,800,200
Receive Floating Rate Euro STR - 0.30%	Quarterly	GSCO	6/21/24	6,084,000	EUR	1,645
Pay Floating rate Overnight SOFR				6,327,360
Receive Floating rate 3-Month-BBSW + 0.08%	Quarterly	JPHQ	9/21/32	700,000	AUD	(895)
Pay Floating rate Overnight SOFR				484,400
Receive Floating rate 3-Month-BBSW + 0.07%	Quarterly	JPHQ	9/21/32	1,140,000	AUD	(1,777)
Pay Floating rate Overnight SOFR				788,880
Receive Floating rate Overnight SOFR	Quarterly	MSCO	9/21/37	581,280		1,281
Pay Floating rate 3-Month-BKBM + 0.03%				840,000	AUD
Receive Floating rate Overnight SOFR	Quarterly	CITI	9/21/37	581,280		1,607
Pay Floating rate 3-Month-BKBM + 0.04%				840,000	AUD
Receive Floating Rate Euro STR - 0.34%	Quarterly	GSCO	6/21/24	6,100,000	EUR	(638)
Pay Floating rate Overnight SOFR				6,435,500
Receive Floating Overnight MUTSCALM - 0.92%	Quarterly	JPHQ	9/21/27	172,000,000	JPY	(2,847)
Pay Floating rate Overnight SOFR				1,337,481
Receive Floating Overnight MUTSCALM - 0.95%	Quarterly	CITI	9/21/27	170,000,000	JPY	(4,497)
Pay Floating rate Overnight SOFR				1,321,937

Total Cross-Currency Swap Contracts						$(5,415)

aIn U.S. dollars unless otherwise indicated.

At August 31, 2022, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 4.13%
Pay Floating MIBOR	Annually	9/15/22	1,000,000,000	INR	$(9,635)
Receive Fixed 1.62%
Pay Floating 3-Month-KDR	Quarterly	9/23/22	8,640,000,000	KRW	(1,557)
Receive Fixed 0.36%
Pay Floating rate Euro STR	Annually	11/02/22	36,600,000	EUR	(10,627)
Receive Fixed 0.36%
Pay Floating rate Euro STR	Annually	11/02/22	26,000,000	EUR	(7,620)
Receive Floating AONIA
Pay Fixed rate 2.58%	Annually	11/02/22	1,081,000,000	AUD	39,557
Receive Fixed 5.38%
Pay Floating MIBOR	Annually	11/18/22	460,000,000	INR	(453)
Receive Fixed 5.41%
Pay Floating MIBOR	Annually	11/18/22	314,000,000	INR	280
Receive Fixed 5.43%
Pay Floating MIBOR	Annually	11/18/22	160,000,000	INR	343
Receive Fixed 5.41%
Pay Floating MIBOR	Annually	11/23/22	476,000,000	INR	(925)
Receive Fixed 5.39%
Pay Floating MIBOR	Annually	11/25/22	316,000,000	INR	(1,463)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.23%
Pay Floating MIBOR	Annually	12/02/22	1,550,000,000	INR	$(88,673)
Receive Fixed 2.97%
Pay Floating AONIA	Annually	12/07/22	867,100,000	AUD	(37,453)
Receive Fixed 1.34%
Pay Floating 3-Month-KDR	Quarterly	12/15/22	46,000,000,000	KRW	(194,192)
Receive Fixed 1.39%
Pay Floating 3-Month-KDR	Quarterly	12/15/22	9,600,000,000	KRW	(27,447)
Receive Floating AONIA
Pay Fixed rate 3.28%	Annually	2/08/23	42,600,000	AUD	–
Receive Fixed 5.88%
Pay Floating MIBOR	Annually	3/13/23	340,000,000	INR	2,702
Receive Fixed 6.03%
Pay Floating MIBOR	Annually	3/14/23	340,000,000	INR	6,940
Receive Fixed 4.53%
Pay Floating MIBOR	Annually	3/15/23	600,000,000	INR	(63,502)
Receive Floating MIBOR
Pay Fixed rate 4.78%	Annually	4/11/23	720,000,000	INR	71,683
Receive Floating MIBOR
Pay Fixed rate 5.70%	Annually	5/05/23	360,000,000	INR	3,190
Receive Fixed 4.92%
Pay Floating MIBOR	Annually	5/10/23	384,000,000	INR	14,153
Receive Fixed 6.10%
Pay Floating MIBOR	Annually	5/10/23	372,000,000	INR	13,296
Receive Fixed 6.16%
Pay Floating MIBOR	Annually	5/17/23	330,000,000	INR	12,333
Receive Fixed 1.96%
Pay Floating CNRR007 Index	Quarterly	6/15/23	54,000,000	CNY	8,810
Receive Fixed 2.19%
Pay Floating CNRR007 Index	Quarterly	6/15/23	88,000,000	CNY	47,598
Receive Fixed 2.20%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	31,000,000	CNY	17,547
Receive Fixed 6.91%
Pay Floating MIBOR	Annually	9/21/23	272,000,000	INR	17,595
Receive Fixed 6.92%
Pay Floating MIBOR	Annually	9/21/23	270,000,000	INR	17,685
Receive Fixed 3.84%
Pay Floating 3-Month-BBSW	Quarterly	10/26/23	57,200,000	AUD	70,009
Receive Fixed 3.88%
Pay Floating 3-Month-KDR	Quarterly	12/21/23	4,000,000,000	KRW	(3,000)
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 1.36%	Annually	3/08/24	4,000,000		133,937
Receive Fixed 6.65%
Pay Floating MIBOR	Annually	3/15/24	239,800,000	INR	1,583
Receive Fixed 7.36%
Pay Floating MIBOR	Annually	3/15/24	624,000,000	INR	54,693
Receive Floating MIBOR
Pay Fixed rate 6.63%	Annually	3/15/24	7,500,000	INR	58
Receive Fixed 3.16%
Pay Floating 3-Month-KDR	Quarterly	4/03/24	8,600,000,000	KRW	(56,691)
Receive Floating MIBOR
Pay Fixed rate 6.51%	Semi-Annually	4/11/24	391,680,000	INR	(48,489)
Receive Fixed 6.84%
Pay Floating MIBOR	Annually	4/19/24	630,000,000	INR	17,062
Receive Fixed 2.73%
Pay Floating 3-Month-KDR	Quarterly	6/15/24	11,070,000,000	KRW	(152,242)
Receive Floating rate Overnight SOFR
Pay Fixed rate 1.78%	Annually	6/15/24	9,000,000		281,985
Receive Fixed 6.47%
Pay Floating MIBOR	Annually	6/21/24	340,000,000	INR	(5,577)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 6.48%
Pay Floating MIBOR	Annually	6/21/24	546,000,000	INR	$(8,322)
Receive Fixed 6.64%
Pay Floating MIBOR	Annually	6/21/24	350,000,000	INR	1,170
Receive Fixed 6.66%
Pay Floating MIBOR	Annually	6/21/24	220,000,000	INR	1,246
Receive Fixed 6.87%
Pay Floating MIBOR	Annually	6/21/24	340,000,000	INR	10,219
Receive Fixed 6.41%
Pay Floating MIBOR	Annually	8/09/24	170,000,000	INR	(3,461)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.51%	Quarterly	8/25/24	5,560,000,000	KRW	18,909
Receive Fixed 1.78%
Pay Floating rate THOR	Quarterly	9/21/24	57,420,000	THB	(7,239)
Receive Fixed 2.27%
Pay Floating CNRR007 Index	Quarterly	9/21/24	22,000,000	CNY	14,055
Receive Fixed 2.27%
Pay Floating CNRR007 Index	Quarterly	9/21/24	37,200,000	CNY	22,822
Receive Fixed 2.64%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/21/24	4,280,000	SGD	(27,888)
Receive Fixed 2.87%
Pay Floating rate Overnight SOFR	Annually	9/21/24	1,803,000		(23,411)
Receive Fixed 3.05%
Pay Floating rate Overnight SOFR	Annually	9/21/24	1,552,000		(14,844)
Receive Fixed 3.09%
Pay Floating rate Overnight SOFR	Annually	9/21/24	1,808,000		(15,759)
Receive Fixed 3.18%
Pay Floating rate Overnight SOFR	Annually	9/21/24	1,244,000		(8,710)
Receive Fixed 3.57%
Pay Floating rate Overnight SOFR	Annually	9/21/24	1,562,000		832
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 3.06%	Quarterly	9/21/24	12,200,000	HKD	18,951
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 3.09%	Quarterly	9/21/24	14,150,000	HKD	20,934
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 3.23%	Quarterly	9/21/24	9,700,000	HKD	10,890
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 3.31%	Quarterly	9/21/24	14,180,000	HKD	13,303
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 3.73%	Quarterly	9/21/24	12,200,000	HKD	(1,313)
Receive Floating rate 6-Month-WIBOR
Pay Fixed 6.68%	Annually	9/21/24	3,252,629	PLN	11,503
Receive Floating THOR
Pay Fixed rate 1.99%	Quarterly	9/21/24	57,420,000	THB	687
Receive Fixed 7.74%
Pay Floating JIBAR	Quarterly	10/25/24	49,768,689	ZAR	874
Receive Fixed 8.44%
Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(162,189)
Receive Fixed 3.22%
Pay Floating 3-Month-KDR	Quarterly	3/20/25	8,800,000,000	KRW	(36,029)
Receive Fixed 3.24%
Pay Floating 3-Month-KDR	Quarterly	6/19/25	9,000,000,000	KRW	(30,633)
Receive Fixed 3.88%
Pay Floating 3-Month-KDR	Quarterly	6/19/25	9,000,000,000	KRW	9,329
Receive Fixed 3.94%
Pay Floating rate 3-Month-BKBM	Quarterly	6/19/25	5,340,000	NZD	(7,348)
Receive Fixed 6.30%
Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(99,433)
Receive Fixed 2.98%
Pay Floating 3-Month-KDR	Quarterly	9/19/25	9,000,000,000	KRW	(42,442)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.22%
Pay Floating 3-Month-KDR	Quarterly	9/19/25	9,200,000,000	KRW	$(27,675)
Receive Fixed 2.70%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/21/25	2,900,000	SGD	20,914
Receive Fixed 2.71%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/21/25	2,900,000	SGD	20,472
Receive Floating rate 3-Month-BBSW
Pay Floating 3-Month AONIA + 0.31%	Quarterly	9/21/25	2,950,000	AUD	(6,664)
Receive Floating rate 3-Month-BBSW
Pay Floating rate 3-Month-AONIA + 0.29%	Quarterly	9/21/25	5,160,000	AUD	(9,405)
Receive Fixed 7.57%
Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(23,260)
Receive Fixed 3.31%
Pay Floating 3-Month-KDR	Quarterly	12/17/25	4,360,000,000	KRW	(26,725)
Receive Fixed 3.31%
Pay Floating 3-Month-KDR	Quarterly	12/20/25	15,136,000,000	KRW	(93,228)
Receive Fixed 3.85%
Pay Floating rate 3-Month-BKBM	Quarterly	12/21/25	1,832,000	NZD	(14,033)
Receive Fixed 3.86%
Pay Floating rate 3-Month-BKBM	Quarterly	12/21/25	1,840,000	NZD	(13,923)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.25%	Quarterly	6/11/26	3,520,000,000	KRW	19,140
Receive Floating rate 3-Month USD LIBOR
Pay Fixed rate 0.50%	Quarterly	6/16/26	1,400,000		112,851
Receive Floating rate 3-Month USD LIBOR
Pay Fixed rate 0.50%	Quarterly	6/16/26	1,150,000		94,113
Receive Fixed 2.77%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/21/26	2,200,000	SGD	(13,416)
Receive Fixed 1.25%
Pay Floating 3-Month-USD LIBOR	Semi-Annually	12/15/26	1,300,000		(107,707)
Receive Fixed 12.07%
Pay Floating BRLCDI	Annually	1/04/27	5,300,000	BRL	10,794
Receive Fixed 12.22%
Pay Floating BRLCDI	Annually	1/04/27	5,028,240	BRL	14,410
Receive Fixed 12.34%
Pay Floating BRLCDI	Annually	1/04/27	5,028,240	BRL	17,190
Receive Fixed 12.91%
Pay Floating BRLCDI	Annually	1/04/27	27,000,000	BRL	167,112
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 1.42%	Annually	3/08/27	4,000,000		286,852
Receive Floating MIBOR
Pay Fixed rate 6.19%	Semi-Annually	4/11/27	63,000,000	INR	2,880
Receive Fixed 3.06%
Pay Floating 3-Month-BBSW	Quarterly	6/18/27	5,200,000	AUD	(45,295)
Receive Fixed 3.20%
Pay Floating 3-Month-BBSW	Quarterly	6/18/27	5,320,000	AUD	(37,441)
Receive Fixed 3.25%
Pay Floating 3-Month-BBSW	Quarterly	6/18/27	5,200,000	AUD	(33,646)
Receive Floating rate 3-Month-TAIBOR
Pay Fixed rate 1.48%	Quarterly	6/21/27	29,400,000	TWD	(6,447)
Receive Fixed 3.22%
Pay Floating 3-Month-KDR	Quarterly	9/21/27	389,375,000	KRW	(5,915)
Receive Fixed 3.58%
Pay Floating 3-Month-KDR	Quarterly	9/21/27	1,237,500,000	KRW	(3,622)
Receive Floating MIBOR
Pay Fixed rate 6.59%	Semi-Annually	9/21/27	134,750,000	INR	(10,632)
Receive Floating MIBOR
Pay Fixed rate 6.63%	Semi-Annually	9/21/27	221,600,000	INR	(22,477)
Receive Floating MIBOR
Pay Fixed rate 6.64%	Semi-Annually	9/21/27	57,500,000	INR	(5,873)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating MIBOR
Pay Fixed rate 6.90%	Semi-Annually	9/21/27	95,400,000	INR	$(23,306)
Receive Floating MIBOR
Pay Fixed rate 7.07%	Semi-Annually	9/21/27	122,000,000	INR	(41,478)
Receive Floating MIBOR
Pay Fixed rate 7.08%	Semi-Annually	9/21/27	104,060,000	INR	(35,948)
Receive Floating MIBOR
Pay Fixed rate 7.12%	Semi-Annually	9/21/27	37,700,000	INR	(13,827)
Receive Floating MIBOR
Pay Fixed rate 7.12%	Semi-Annually	9/21/27	189,000,000	INR	(69,682)
Receive Floating MIBOR
Pay Fixed rate 7.14%	Semi-Annually	9/21/27	108,000,000	INR	(40,704)
Receive Floating MIBOR
Pay Fixed rate 7.15%	Semi-Annually	9/21/27	95,700,000	INR	(36,722)
Receive Floating MIBOR
Pay Fixed rate 7.22%	Semi-Annually	9/21/27	38,000,000	INR	(15,932)
Receive Floating MIBOR
Pay Fixed rate 7.26%	Semi-Annually	9/21/27	16,000,000	INR	(7,093)
Receive Floating MIBOR
Pay Fixed rate 7.29%	Semi-Annually	9/21/27	49,180,000	INR	(22,663)
Receive Floating rate 3-Month-BBSW
Pay Floating 3-Month AONIA + 0.26%	Quarterly	9/21/27	3,000,000	AUD	(2,992)
Receive Floating rate 3-Month-BBSW
Pay Floating rate 3-Month-AONIA + 0.29%	Quarterly	9/21/27	6,280,000	AUD	(12,264)
Receive Floating rate 3-Month-JIBAR
Pay Fixed 8.04%	Quarterly	9/21/27	15,647,053	ZAR	4,002
Receive Floating rate 3-Month-TAIBOR
Pay Fixed rate 1.82%	Quarterly	9/21/27	92,994,000	TWD	(66,977)
Receive Floating rate 6-Month-WIBOR
Pay Fixed 7.17%	Annually	9/21/27	2,937,555	PLN	23,180
Receive Floating rate CNRR007 Index
Pay Fixed 2.60%	Quarterly	9/21/27	22,337,753	CNY	(36,957)
Receive Floating THOR
Pay Fixed rate 2.07%	Quarterly	9/21/27	47,580,000	THB	14,361
Receive Fixed 2.25%
Pay Floating THOR	Quarterly	10/25/27	46,906,188	THB	4,707
Receive Fixed 3.60%
Pay Floating KLIBOR	Quarterly	10/25/27	10,300,000	MYR	12,049
Receive Fixed 5.72%
Pay Floating WIBOR	Annually	10/25/27	21,500,000	PLN	154,569
Receive Floating 3-Month-KDR
Pay Fixed rate 3.04%	Quarterly	12/17/27	15,452,400,000	KRW	79,851
Receive Floating 3-Month-KLIBOR
Pay Fixed rate 3.69%	Quarterly	12/21/27	6,700,000	MYR	4,254
Receive Floating MIBOR
Pay Fixed rate 7.33%	Semi-Annually	12/21/27	120,000,000	INR	(54,381)
Receive Floating 3-Month-KDR
Pay Fixed rate 2.91%	Quarterly	12/16/28	5,583,600,000	KRW	28,465
Receive Fixed 2.98%
Pay Floating 3-Month-KDR	Quarterly	7/23/31	2,640,000,000	KRW	(79,843)
Receive Floating 3-Month-KDR
Pay Fixed rate 2.92%	Quarterly	7/23/31	2,640,000,000	KRW	32,191
Receive Fixed 1.73%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	8/15/31	590,000	EUR	(31,168)
Receive Fixed 2.02%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	8/15/31	640,000	EUR	(22,949)
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 1.52%	Annually	3/08/32	4,000,000		467,182
Receive Fixed 0.77%
Pay Floating rate 6 Month-EURIBOR	Annually	3/17/32	2,081,538	EUR	(159,628)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 0.98%
Pay Floating rate 6 Month-EURIBOR	Annually	3/17/32	1,042,890	EUR	$(70,444)
Receive Fixed 2.57%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/17/32	20,000,000	SGD	(94,975)
Receive Fixed 2.75%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/17/32	668,000	SGD	327
Receive Fixed 2.76%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/17/32	666,000	SGD	521
Receive Floating 3-Month-KDR
Pay Fixed rate 2.71%	Quarterly	4/01/32	1,960,000,000	KRW	34,101
Receive Fixed 2.11%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	6/16/32	8,960,000	EUR	(150,862)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.06%	Quarterly	9/21/32	205,625,000	KRW	5,567
Receive Floating 3-Month-KDR
Pay Fixed rate 3.38%	Quarterly	9/21/32	646,250,000	KRW	3,982
Receive Fixed 8.47%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	(33,473)
Receive Fixed 0.37%
Pay Floating rate Overnight MUTSCALM	Annually	10/25/32	340,078,973	JPY	15,251
Receive Fixed 9.07%
Pay Floating JIBAR	Quarterly	10/25/32	19,017,434	ZAR	(1,139)
Receive Fixed 3.93%
Pay Floating 3-Month-KLIBOR	Quarterly	12/21/32	3,572,000	MYR	(4,611)
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 0.74%	Semi-Annually	3/17/42	1,442,471	EUR	166,130
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 0.94%	Semi-Annually	3/17/42	558,230	EUR	56,260
Receive Fixed 1.50%
Pay Floating rate Overnight MUTSCALM	Annually	6/17/52	57,000,000	JPY	2,670

Total Interest Rate Swap Contracts					$29,142

*In U.S. dollars unless otherwise indicated.

At August 31, 2022, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	185,143	GBP	$7,606
888 Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	143,620	GBP	(29,900)
A.P. Moller - Maersk	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	811,263	DKK	3,125
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	210,938	EUR	3,900
AB Fastator	1-Week STIBOR + 0.28%	Monthly	SEBA	8/04/23	444,379	SEK	(322)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	867,162	SEK	2,867
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	726,850	SEK	(12,956)
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	1,229,310	ZAR	678
Adyen	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	67,281	EUR	3,807
Aedifica	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	134,275	EUR	2,354
Aegon NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	106,321	EUR	12,398
African Rainbow Minerals Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/23	868,420	ZAR	(1,137)
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	15,621	GBP	1,244
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	242,197	GBP	(38,062)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	571,149	NOK	16,076

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,450,278	SEK	$(30,211)
Amundi SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	$853,392	EUR	(90,931)
Amundi SA	1-Day EONIA + 0.40%	Monthly	GSCO	3/14/25	266,038	EUR	15,981
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	208,295	EUR	28,179
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	1,062,605	EUR	(30,140)
Anima Holding SpA	1-Month Euribor + 0.40%	Monthly	JPHQ	7/17/23	84,453	EUR	5,996
Aquafil	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	34,038	EUR	888
Arise AB	1-Day SABOR + 0.70%	Monthly	SEBA	8/03/23	430,129	SEK	9,826
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,192,021	SEK	(16,771)
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/23	152,921		14,876
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	60,689	EUR	(2,715)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	94,758	CHF	(4,974)
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	102,416	EUR	7,149
ASR Nederland NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	107,584	EUR	7,581
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	272,126		(5,788)
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	4,130,355	ZAR	28,816
AT&S Austria Technologie & Systemtechnik AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	130,645	EUR	(2,096)
Atalaya Mining PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	42,378	GBP	(3,987)
Atlantia SpA	1-Month EURIBOR + 0.40%	Monthly	BZWS	4/20/23	2,944,171	EUR	11,667
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	117,342	EUR	(18,282)
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	70,256	EUR	(12,446)
Aurelius Equity Opportunities AB	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	89,353	EUR	15,756
Aurubis AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	108,136	EUR	(3,628)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/23	1,067,950	NOK	(8,852)
Auto Trader Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	64,928	GBP	10,853
Autogrill SpA	1-Day EONIA + 0.65%	Monthly	MSCO	8/18/23	66,558	EUR	(1,998)
Avast PLC	1-Day FEDEF + 0.65%	Monthly	MSCO	9/23/22	1,965,990		112,046
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	129,095	EUR	16,641
Axfood AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,149,571	SEK	7,277
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	146,934	EUR	(2,945)
B2Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,291,220	NOK	3,039
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	220,143	EUR	(9,729)
Banca Popolare di Sondrio SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	68,967	EUR	(1,992)
Banco BPM SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	168,918	EUR	1,160
Bank Handlowy w Warszawie SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	98,123		6,430
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/23	205,071	GBP	60,744
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	562,357	GBP	(7,452)
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/23	135,484	GBP	19,387
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,114,557	SEK	3,990
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	179,567	CHF	(1,780)
Bellevue Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	100,849	CHF	(2,325)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	150,932	EUR	4,746
Betsson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,228,877	SEK	25,537
Bidvest Group Ltd.	1-Day SABOR + 0.35%	Monthly	MSCS	7/17/23	2,342,126	ZAR	(307)
Biffa PLC	1-Day SONIA + 0.52%	Monthly	BZWS	6/21/23	760,272	GBP	40,868
Bilia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,363,495	SEK	(18,681)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,458,952	SEK	(27,252)
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,545,681	SEK	(25,957)
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	68,093	GBP	3,867
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	186,196	EUR	23,176
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	GSCO	3/14/25	769,748	EUR	163,537
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/18/23	68,797		(4,537)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/23	299,891	NOK	(1,393)
Boskalis Westminster	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/23	659,019	EUR	20,203
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	141,383	GBP	(20,451)
Brewin Dolphin Holdings PLC	1-Day SONIA + 0.55%	Monthly	BZWS	4/03/23	722,242	GBP	(1,687)
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/23	125,588	EUR	(16,013)
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	83,816	GBP	8,779

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	98,129	CHF	$2,374
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	120,994	EUR	(9,278)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	3/14/25	589,302	EUR	93,889
C&C Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/24/23	68,493	GBP	(9,446)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	106,739	GBP	(6,102)
Cairo Communication SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	77,139	EUR	(4,996)
Calida	1-Day SARON	Monthly	JPHQ	7/31/23	7,440	CHF	(439)
CapMan OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	55,063	EUR	(273)
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	61,881	GBP	(13,299)
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	105,482	EUR	(1,096)
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	155,850	EUR	2,177
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	905,238	SEK	(2,196)
Caverion OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	22,322	EUR	(44)
Cbrain A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	583,063	DKK	(11,054)
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	172,396	EUR	(10,889)
CentralNic Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	124,494	GBP	(8,830)
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	261,822	GBP	(37,866)
Chemring Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/23	67,030	GBP	(1,885)
Ciech SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	55,148		(2,993)
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	111,743	EUR	(142)
Claranova	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	95,974	EUR	(12,792)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,209,262	SEK	(35,146)
CLIQ Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	151,652	EUR	(7,163)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,514,160	SEK	(33,451)
COFACE	1-Day EONIA + 0.30%	Monthly	MSCS	7/14/23	228,931	EUR	11,788
Coltene Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	38,958	CHF	(1)
Comet Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	78,982	CHF	(438)
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	102,853	EUR	1,964
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/13/23	264,986	GBP	13,365
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	156,918	EUR	5,178
ContourGlobal PLC	1-Day SONIA + 0.40%	Monthly	BZWS	6/02/23	532,597	GBP	21,672
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,007,885	SEK	(15,335)
Covestro AG	Euro STR	Monthly	JPHQ	7/17/23	118,011	EUR	(7,569)
Crayon Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,235,997	NOK	(24,709)
Crest Nicholson Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	64,846	GBP	(2,748)
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	140,049	GBP	17,088
Croda International PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	513,252	GBP	(42,566)
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	401,647	DKK	13,861
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	260,541	EUR	(11,538)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	609,734	EUR	(12,252)
Danone SA	1-Month LIBOR + 0.40%	Monthly	GSCO	3/14/25	2,313,509	EUR	(115,031)
Datalogic SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	52,840	EUR	3,010
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	155,711	GBP	(6,815)
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	191,477	EUR	1,008
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	122,148	EUR	7,929
Deutsche Telekom AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	86,689	EUR	225
Deutz AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	163,136	EUR	(3,281)
Digital Bros SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	107,775	EUR	(6,157)
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	47,453	EUR	7,663
Diys Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/12/23	2,115,984	SEK	21,134
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	188,392	CHF	(12,622)
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/14/23	2,177,127	NOK	29,950
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	210,022	GBP	(25,670)
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/23	98,704	CHF	(4,891)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	62,863	EUR	(1,614)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	177,015	CHF	30,372
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	108,040	EUR	815
El.En. SpA	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	293,122	EUR	1,799
Elecnor SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	37,411	EUR	(623)
Electricite de France SA	1-Month EURIBOR + 0.40%	Monthly	BZWS	7/11/23	1,821,228	EUR	(2,324)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	1,132,869	SEK	$(13,749)
Eletrobras	1-Day FEDEF + 1.00%	Monthly	MSCO	1/16/24	2,879,688		(210,821)
Elia Group SA	Euro STR + 0.35%	Monthly	JPHQ	7/28/23	122,105	EUR	(8,109)
Elis SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	57,496	EUR	(7,768)
Elis SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	3/14/25	371,028	EUR	2,451
Elkem ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/13/23	2,929,262	NOK	88,296
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/23	85,459	EUR	(2,181)
Emak	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	46,961	EUR	(5,597)
Emlak Konut GMYO	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	41,666		8,138
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	296,656		(50,356)
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/22	115,578		18,135
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/23	172,400		32,482
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	BZWS	2/14/23	204,063		37,535
Enerjisa Enerji AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	53,873		12,370
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/23	34,345	EUR	(989)
ENI SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	87,736	EUR	(2,721)
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	578,087	GBP	(148,895)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	714,016	NOK	12,358
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	210,322	EUR	(28,248)
Ergomed PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	149,204	GBP	27,473
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,669,102	SEK	13,265
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/23	41,835	EUR	(2,545)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	54,206	EUR	(8,492)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	240,438	EUR	(8,436)
Euromoney Institutional Investor PLC	1-Day SONIA + 0.40%	Monthly	BZWS	7/20/23	353,303	GBP	2,251
Europris ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,216,993	NOK	7,475
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	40,592	EUR	556
Exxaro Resources Ltd.	1-Day SABOR + 0.36%	Monthly	MSCS	7/17/23	1,857,742	ZAR	14,863
Faes Farma SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/23	117,664	EUR	(1,813)
Fagron NV	Euro STR	Monthly	JPHQ	8/18/23	47,862	EUR	(3,592)
FD Technologies PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	121,821	GBP	(24,016)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/23	83,628	GBP	2,795
Flex LNG Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	939,657	NOK	14,503
Fnac Darty SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	111,419	EUR	(20,607)
Ford Otosan	1-Day FEDEF + 0.30%	Monthly	MSCS	8/16/23	80,674		(1,972)
Frasers Group PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	447,548	GBP	(58,822)
Frasers Group PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/23	86,485	GBP	15,732
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	74,993	CHF	(7,925)
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	45,210	GBP	(4,251)
[b]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/24	–		–
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	832,253	DKK	4,181
Genus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/23	99,579	GBP	(2,013)
Georgia Capital PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	49,960	GBP	6,856
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	152,174	EUR	20,322
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,818,835	SEK	(27,162)
GFT Technologies SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	140,044	EUR	(19,392)
GK Software SE	Euro STR + 0.35%	Monthly	JPHQ	8/07/23	62,980	EUR	(6,036)
Global Dominion Access SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/18/23	85,889	EUR	(6,783)
Greggs PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	120,236	GBP	(1,125)
Grieg Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,530,479	NOK	(24,298)
Groupe LDLC	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	136,414	EUR	(9,819)
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	61,705		(12,401)
GSK PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	64,203	GBP	(23,383)
Guerbet	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	54,417	EUR	(6,784)
H+H International A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	671,480	DKK	(7,867)
Hanwha Solutions	1-Day FEDEF + 0.30%	Monthly	MSCO	7/31/23	586,673		66,144
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	840,571	EUR	(101,109)
HeidelbergCement AG	1-Month Euribor + 0.40%	Monthly	JPHQ	7/17/23	109,835	EUR	(2,057)
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	261,411	EUR	(12,601)
Heineken Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	107,456	EUR	(4,038)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	217,593	EUR	$(48,738)
Hemnet Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	1,208,729	SEK	(9,839)
Hensoldt AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/23	158,057	EUR	(3,564)
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	337,020	EUR	(21,702)
HEXPOL AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	642,288	SEK	(5,683)
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	57,126	GBP	(12,353)
Hochschild Mining PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	89,925	GBP	(14,789)
Hollywood Bowl Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	63,199	GBP	(10,308)
HomeServe	1-Day SONIA + 0.40%	Monthly	BZWS	4/25/23	2,670,891	GBP	5,064
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	54,161	EUR	(2,964)
Huber + Suhner AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	158,712	CHF	4,803
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	196,481	EUR	(5,128)
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	749,063	SEK	(6,786)
Hurricane Energy PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	58,046	GBP	5,001
Immobiliare Grande Distribuzione SIIQ SpA	1-Day EONIA + 0.30%	Monthly	JPHQ	7/17/23	110,505	EUR	(3,932)
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/23	28,269	EUR	(337)
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	47,943		3,391
Indivior PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	127,397	GBP	(6,461)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	214,954	EUR	(31,712)
Industria de Diseno Textil Inditex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/23	67,784	EUR	(7,551)
Innovatec SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	222,781	EUR	(8,967)
InterContinental Hotels Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	50,042	GBP	471
International Petroleum Corp.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	934,259	SEK	7,119
Intervest Offices & Warehouses NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	121,475	EUR	(4,643)
Intrum AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,370,705	SEK	(2,525)
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,728,059	SEK	(17,779)
Ion Beam Applications SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	112,592	EUR	9,585
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	88,229	EUR	3,124
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	171,600	EUR	3,044
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	215,195	EUR	(42,006)
ironSource Ltd.	1-Day FEDEF + 0.40%	Monthly	MSCO	8/17/23	857,635		(93,349)
iStar Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	765,193		(262,555)
ITV PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	601,372	GBP	(86,927)
IVU Traffic Technologies AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	105,463	EUR	(4,389)
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	66,112	EUR	2,070
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	136,029	GBP	(23,565)
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/23	132,671	GBP	(7,916)
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	186,249	CHF	16,301
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	3,387,678	ZAR	20,007
Kardemir	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	79,848		6,338
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	116,945	GBP	(8,807)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	46,792	GBP	2,346
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	160,660	EUR	(14,897)
Kering SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	3/14/25	1,012,894	EUR	(41,312)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	75,463		(12,320)
Kesko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/14/23	210,844	EUR	(22,818)
Kid ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	797,141	NOK	(1,779)
Kingfisher PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	26,990	GBP	(1,925)
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/23	123,432	EUR	(9,859)
Koc Holding	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	177,206		42,809
Koenig & Bauer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	44,286	EUR	(6,651)
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	726,578	NOK	2,111
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	202,707	EUR	15,751
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	145,411	EUR	3,774
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	212,343	EUR	14,873
Kuehne + Nagel AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/23	115,926	CHF	(8,543)
Laboratorios Farmaceuticos Rovi SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/14/23	177,581	EUR	(26,523)
Land Securities Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	64,434	GBP	(1,125)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	71,755	EUR	$(2,409)
Leonardo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	200,993	EUR	(33,396)
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	311,217	CHF	1,804
Leroy Seafood Group ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	934,614	NOK	(8,028)
LG Chem Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/10/23	1,328,168		(93,464)
LG Energy Solution Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/03/23	1,268,365		(22,200)
LiveChat Software SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	99,628		3,027
Lookers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	39,319	GBP	2,838
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/14/23	3,012,847	SEK	43,819
Lundin Gold Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	928,676	SEK	9,694
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA + 0.40%	Monthly	GSCO	3/14/25	204,118	EUR	120,221
M.P. Evans Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	33,759	GBP	(133)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	143,139	EUR	(8,888)
Maisons du Monde France SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	112,883	EUR	6,735
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/14/23	192,251	GBP	(8,606)
Manitou BF SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	67,211	EUR	(7,739)
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	139,088	EUR	(26,475)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	165,511	GBP	(14,936)
MAS PLC	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	4,044,762	ZAR	578
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	76,129		12,556
Media and Games Invest SE	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,211,584	SEK	(74)
Mediaset Espana Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	81,464	EUR	(15,753)
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	1,375,036	GBP	41,495
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	BZWS	8/17/23	2,926,577	GBP	656
Meko AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	1,518,137	SEK	(18,651)
Melexis NV	Euro STR + 0.35%	Monthly	JPHQ	8/18/23	57,908	EUR	(3,178)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	118,135	EUR	1,886
Mercedes-Benz Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	136,093	EUR	11,784
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	100,353	EUR	(6,024)
Merck KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	206,280	EUR	(604)
MERLIN Properties SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	109,800	EUR	(4,177)
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	149,217	EUR	1,018
Metall Zug AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	37,080	CHF	2,783
Metsa Board OYJ	Euro STR + 0.28%	Monthly	SEBA	7/13/23	111,468	EUR	6,921
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	123,854	GBP	18,017
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	29,030	EUR	214
Mo-Bruk SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	98,145		5,863
Molten Ventures PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	68,680	GBP	(6,833)
Moonpig Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	160,085	GBP	8,118
Morgan Advanced Materials	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	147,200	GBP	(4,030)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	197,421	GBP	(14,827)
Motus Holdings Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	2,559,903	ZAR	5,839
Mowi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,592,916	NOK	(12,382)
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,030,099	NOK	(5,977)
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/13/23	3,070,730	ZAR	(19,599)
MTU Aero Engines AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	102,739	EUR	(6,704)
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	84,715	EUR	8,223
MultiChoice Group Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	1,201,057	ZAR	(2,506)
Mutares SE & Co. KGaA	Euro STR	Monthly	JPHQ	7/31/23	79,364	EUR	(8,793)
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/25/23	73,666	GBP	616
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	122,938	GBP	9,182
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,546,748	SEK	(7,067)
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	254,169	EUR	(26,577)
Nemetschek SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	121,944	EUR	392
Nestle SA	1-Day SARON + 0.34%	Monthly	MSCS	1/20/23	1,386,944	CHF	2,875
NEUCA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	45,734		(3,375)
New Wave Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,366,575	SEK	42,607
New Work SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	162,522	EUR	(6,786)
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	140,630	GBP	(10,638)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	119,624	EUR	$16,458
Next Fifteen Communications Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	191,075	GBP	(17,457)
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/23	1,093,998	DKK	9,000
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	240,673	EUR	(7,650)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	191,255	EUR	22,213
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	998,370	SEK	6,982
Nordic Semiconductor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	853,661	NOK	3,358
Norske Skog ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	958,367	NOK	8,128
Novo Nordisk AS	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,951,940	DKK	(9,775)
NP3 Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,584,054	SEK	15,620
NRC Group ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	374,350	NOK	1,307
OCI NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	103,784	EUR	30,100
ODAS Elektrik Uretim ve Sanayi Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	8/24/23	35,037		(811)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,244,022	NOK	48,828
Okeanis Eco Tankers Corp.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	589,411	NOK	10,943
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/23	3,139,380	ZAR	(11,245)
OMV AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	73,516	EUR	1,412
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	194,431	GBP	19,277
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	101,176		(2,799)
Ordina NV	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	267,559	EUR	(40,827)
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	64,517	EUR	(6,094)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	185,708	CHF	(17,584)
Orkla ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/23	1,186,209	NOK	152
Orpea SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	274,453	EUR	(37,926)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	75,376	EUR	13,683
Outokumpu OYJ	Euro STR + 0.28%	Monthly	SEBA	7/25/23	174,187	EUR	(6,718)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	50,852	EUR	(364)
OZAK GMYO	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	92,195		22,219
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	181,645	GBP	(5,608)
Pan African Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	210,345	GBP	(7,128)
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/14/23	1,727,805	DKK	(13,180)
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,680,188	DKK	8,083
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	114,047	EUR	879
Pfizer Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,201,438	SEK	(10,986)
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	135,145		(36,819)
Pharming Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	86,306	EUR	51,862
Pick n Pay Stores Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/23	880,661	ZAR	(548)
PIERER Mobility AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	82,387	CHF	(867)
Pihlajalinna OYJ	Euro STR + 0.28%	Monthly	SEBA	8/07/23	29,609	EUR	(1,569)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	118,021	EUR	(617)
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	158,402	EUR	(1,351)
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/23	1,053,198	ZAR	(9,319)
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	44,369	GBP	96
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	51,953	EUR	(2,347)
PSI Software AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	87,518	EUR	(17,726)
PVA TePla AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	191,897	EUR	(18,987)
QIAGEN NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	282,391	EUR	(4,490)
Ramsay Health Care Ltd.	1-Month BBSW + 0.40%	Monthly	BZWS	4/21/23	1,798,611	AUD	25,495
Rana Gruber ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,094,450	NOK	186
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	140,036	EUR	(5,056)
Redefine Properties Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/12/23	3,230,379	ZAR	9,124
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	61,996	GBP	(7,387)
Renewi PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	168,678	GBP	2,712
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/23	112,127	EUR	10,582
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	216,020	EUR	(5,261)
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/13/23	189,913	EUR	12,160
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/23	148,647	CHF	(4,179)
Rightmove PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	166,621	GBP	5,625
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	224,878	CHF	(7,258)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,911,667	DKK	(15,548)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Rothschild & Co.	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	201,871	EUR	$18,980
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/11/23	83,478	EUR	(1,634)
Rumo S/A	1-Day FEDEF + 1.00%	Monthly	MSCO	6/07/23	428,104		2,546
RWE AG	Euro STR	Monthly	JPHQ	7/17/23	41,162	EUR	1,380
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	302,393	EUR	(7,038)
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	1,132,209	ZAR	(1,583)
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	938,436	SEK	(11,172)
Sabanci Holding	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	61,451		16,933
SAF-HOLLAND SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,017	EUR	26,294
Sagax AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/24/23	959,135	SEK	(7,418)
Saint Gobain	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	205,720	EUR	(6,156)
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/25/23	34,681	EUR	(976)
Sartorius Stedim Biotech SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	82,709	EUR	6,178
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/23	3,774,462	ZAR	(4,947)
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	224,949	GBP	(26,736)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	906,823	SEK	23,698
Scandinavian Tobacco Group A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	598,801	DKK	(15,137)
Schroders PLC	1-Day SONIA + 0.65%	Monthly	BZWS	4/27/23	661,812	GBP	(11,673)
Schroders PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/08/23	193,730	GBP	(18,799)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/11/23	146,726	EUR	(5,222)
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,776,522	SEK	6,794
SESA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	182,908	EUR	(11,274)
Shell Midstream Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCO	11/22/22	678,487		75,112
Showroomprive	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	14,543	EUR	(1,661)
Sibanye Stillwater Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/14/23	3,304,578	ZAR	(29)
SIF Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	82,595	EUR	(8,354)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	155,758	EUR	(20,964)
SII	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	94,046	EUR	8,916
Siltronic AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	226,571	EUR	2,861
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	115,191	EUR	9,179
SK Innovation Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/08/23	615,109		(42,077)
SkiStar AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	825,500	SEK	(2,470)
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	154,897	EUR	16,168
Smith & Nephew PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	1,707,890	GBP	(94,397)
Smiths Group PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/22	524,541	GBP	(25,038)
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	168,100	EUR	21,525
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	GSCO	3/14/25	460,064	EUR	107,607
Sofina	Euro STR	Monthly	JPHQ	7/12/23	75,464	EUR	(391)
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/13/23	1,561,011	DKK	(10,285)
Somero Enterprises Inc.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	61,419	GBP	15,026
Sonova	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	164,776	CHF	(38,625)
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	110,425	EUR	(6,413)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	98,355	GBP	(237)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,672,411	SEK	20,387
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	117,899	CHF	(1,496)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	107,328	GBP	10,969
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	73,208	EUR	(629)
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	223,894	EUR	28,596
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/23	219,797	GBP	(16,590)
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,027,718	SEK	(6,293)
Stockmann PLC	Euro STR + 0.28%	Monthly	SEBA	7/12/23	138,040	EUR	(22,323)
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	2,127,821	NOK	13,650
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	240,933	EUR	(1,498)
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	592,505	EUR	(4,311)
Sureserve Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	34,538	GBP	764
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,251	EUR	(8,558)
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	86,735	CHF	3,175
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/13/23	3,231,226	SEK	12,359
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	199,379	CHF	17,765
Swiss Re AG	1-Day SARON	Monthly	JPHQ	7/17/23	119,468	CHF	7,541

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Swissquote Group Holding SA	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	91,881	CHF	$8,333
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	945,616	DKK	4,286
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	92,433	GBP	(3,905)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	133,972	EUR	877
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	168,025		(43,424)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	111,164	GBP	66,111
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	130,779	EUR	(8,435)
Technip Energies NV	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/23	155,800	EUR	3,059
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/23	106,907	EUR	(17,756)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	159,695	EUR	13,151
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/23	182,114	EUR	(4,012)
TGS ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/07/23	518,360	NOK	2,547
Thales	1-Day EONIA + 0.30%	Monthly	MSCS	8/23/23	105,064	EUR	(3,921)
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	32,680	GBP	2,294
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/23	1,803,585	ZAR	(6,415)
Toshiba Corp.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	8/25/23	57,983,894	JPY	(5,950)
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	97,527	GBP	(7,786)
Transtema Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,256,613	SEK	10,265
Travis Perkins PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	50,994	GBP	(6,831)
Trelleborg AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,114,068	SEK	924
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	142,119	EUR	(5,687)
Tullow Oil PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	86,422	GBP	14,613
Turkiye Hava Yollari	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	63,828		26,523
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	107,858	CHF	18,254
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	258,189	CHF	6,907
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	286,638	EUR	15,488
Uponor OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	135,617	EUR	14,155
Vaisala Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	65,370	EUR	(183)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	201,856	CHF	21,248
Varia US Properties AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	59,258	CHF	4,693
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/24/23	476,969	NOK	601
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	94,279	EUR	8,829
Verbund AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/23	87,697	EUR	(13,294)
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	118,248	GBP	(19,073)
Vetropack	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	99,401	CHF	(1,070)
VIB Vermoegen AG	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	63,021	EUR	1,929
Vilmorin & Cie SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	62,681	EUR	3,112
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	81,724	GBP	13,444
Vitec Software Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,737,585	SEK	(17,287)
Vmware Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	7/10/23	544,184		1,969
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	1,853,842	GBP	(118,425)
Volkswagen AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	129,579	EUR	2,134
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	131,017	CHF	(1,712)
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/24/23	1,232,025	ZAR	(1,643)
Wacker Chemie AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	162,769	EUR	11,582
Wacker Neuson SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	152,356	EUR	(6,812)
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,219,929	NOK	(5,137)
WashTec AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	66,365	EUR	(5,513)
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	259,526	GBP	(42,847)
Webuild SpA	Euro STR	Monthly	JPHQ	7/17/23	17,518	EUR	(1,013)
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	94,749	EUR	(8,144)
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	212,726	GBP	(64,103)
Wihlborgs Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,842,484	SEK	1,590
WPP PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	125,829	GBP	(7,842)
Wuestenrot & Wuerttembergische AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	102,144	EUR	(2,714)
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	31,260	EUR	(2,142)
Xior Student Housing NV	Euro STR + 0.35%	Monthly	JPHQ	7/28/23	118,124	EUR	(5,514)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,102,963	NOK	5,301
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	261,848	CHF	3,047

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	83,495	EUR	$1,460

							(1,296,517)

Equity Contracts - Short[c]
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,009,948	SEK	6,790
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/23	89,360	GBP	(10,020)
ABOUT YOU Holding SE	Euro STR - 6.00%	Monthly	JPHQ	7/17/23	73,758	EUR	(2,928)
Abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	127,798	GBP	(1,290)
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	120,654	EUR	12,909
Acomo NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	67,119	EUR	6,066
ACS Actividades de Construccion y Servicios SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	40,757	EUR	(1,319)
Addtech AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	414,146	SEK	(1,514)
Adecco	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	114,525	CHF	5,665
Adevinta ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	2,452,714	NOK	(65,620)
Adidas AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	111,894	EUR	9,627
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	131,307	GBP	(20,087)
Aeffe	Euro STR - 3.20%	Monthly	JPHQ	8/08/23	23,101	EUR	1,387
Agfa-Gevaert NV	Euro STR	Monthly	JPHQ	7/17/23	34,759	EUR	(1,183)
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/23	441,493	NOK	896
Agronomics Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	50,614	GBP	(4,943)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	36,940	EUR	128
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,276,718	NOK	(14,102)
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/23	2,047,262	NOK	(59,478)
AkzoNobel NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	87,365	EUR	2,144
Alcadon Group AB	1-Week STIBOR - 6.00%	Monthly	SEBA	7/17/23	194,663	SEK	1,368
Alfa Laval AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	436,362	SEK	(4,483)
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/23	95,796		(580)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	107,586	EUR	(16,906)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/23	965,930	DKK	497
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	99,699	GBP	(8,879)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/23	164,482	EUR	21,044
Aluflexpack AG	Euro STR - 0.85%	Monthly	JPHQ	7/17/23	55,122	CHF	(11,078)
Ambu A/S	1-Week CIBOR - 1.50%	Monthly	SEBA	7/17/23	549,953	DKK	1,456
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	102,025	EUR	(17,676)
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	171,235	GBP	(17,169)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	193,566	EUR	20,105
Anora Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	104,963	EUR	(2,569)
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	39,958	EUR	4,989
Antin Infrastructure Partners	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	195,261	EUR	(30,987)
Aramis Group	1-Day EONIA - 8.50%	Monthly	MSCS	7/17/23	99,630	EUR	(18,361)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/23	140,074		(3,440)
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	143,926	EUR	368
Aroundtown SA	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	165,922	EUR	(618)
Ascential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	114,428	GBP	34,094
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	50,998	EUR	1,811
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/23	121,259		(17,464)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	106,316	GBP	3,109
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,322,147	ZAR	(4,235)
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/23	26,102	GBP	2,200
Atos SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	157,671	EUR	13,994
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/23	196,938	EUR	(99,048)
Autoneum Switzerland AG	Euro STR - 0.35%	Monthly	JPHQ	9/01/23	10,086	CHF	3
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	1,405,998	SEK	(4,047)
Avio SpA	Euro STR - 3.25%	Monthly	JPHQ	9/01/23	6,904	EUR	(4)
Avon Protection PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	129,973	GBP	21,574
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	222,826	EUR	13,166
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	56,793	CHF	(10,303)
Banca Sistema SpA	Euro STR - 3.75%	Monthly	JPHQ	7/17/23	36,485	EUR	(2,219)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/23	260,313	CHF	$(35,257)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/23	228,128	EUR	(3,471)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/23	150,581	EUR	30,505
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	105,755	EUR	(12,054)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	244,599	EUR	16,990
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	174,474	EUR	(4,821)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,725,483	SEK	14,445
Believe SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	66,334	EUR	(931)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	155,630	CHF	(1,767)
Berkeley Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	158,474	GBP	10,570
BNY Mellon	1-Day FEDEF - 0.35%	Monthly	MSCO	7/07/23	345,295		4,292
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	210,509	EUR	(11,173)
Boohoo Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	14,358	GBP	111
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/23	63,050	EUR	(6,271)
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	178,064	CHF	(5,367)
Bouygues Telecom	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	124,967	EUR	4,351
Bpost	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	111,888	EUR	(9,653)
Brembo SpA	Euro STR	Monthly	JPHQ	7/12/23	39,292	EUR	1,841
Broadcom Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	7/10/23	634,440		(428)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	57,701	EUR	(6,148)
Bufab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	727,243	SEK	3,238
Bureau Veritas SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	106,997	EUR	7,848
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/23	138,367	GBP	7,662
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/23	1,251,135	NOK	(7,595)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/03/23	146,659	CHF	11,951
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	243,793	EUR	(5,665)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/23	1,063,401	NOK	(960)
CaixaBank SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	127,219	EUR	(14,948)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/23	137,118	EUR	9,552
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	2,157,760	SEK	(72)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/23	4,906,763	ZAR	(12,726)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	33,774	EUR	2,488
Carnival Corp.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	157,524	GBP	(16,461)
Cashbuild Ltd.	1-Day SABOR - 0.88%	Monthly	MSCS	7/17/23	1,665,462	ZAR	14,478
Casino Guichard Perrachon SA	1-Day EONIA - 12.38%	Monthly	MSCS	7/17/23	62,205	EUR	(2,288)
Castellum AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,197,068	SEK	2,387
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/23	95,900		11,579
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/23	132,016		13,292
Cellectis SA	1-Day EONIA - 1.59%	Monthly	MSCS	8/09/23	41,071	EUR	1,972
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/23	246,300	EUR	16,608
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	71,721	GBP	(14,587)
CEWE Stiftung & Co. KGaA	Euro STR - 0.75%	Monthly	JPHQ	9/01/23	13,649	EUR	17
CGG SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	166,134	EUR	(43,045)
Chr. Hansen A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	732,985	DKK	4,372
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/23	1,524,959	SEK	(35,583)
CIR SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	28,838	EUR	(1,773)
Citrix Systems Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	5/18/23	34,297		75
Civitas Social Housing PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	11,313	GBP	(3)
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	14,848	GBP	181
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/23	1,086,369	NOK	(19,473)
CMC Markets PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	113,164	GBP	8,255
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/23	11,329		(249)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	245,758	DKK	(1,062)
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	141,492	EUR	(2,485)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	GSCO	3/14/25	1,149,413	EUR	374,687
Concentric AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	1,638,443	SEK	(6,999)
Convatec Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	138,785	GBP	(2,910)
Corbion NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	176,845	EUR	2,488
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	176,415	CHF	(20,795)
Countryside Partnerships PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	111,758	GBP	(3,134)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Covivio SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	82,608	EUR	$(2,618)
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	171,839	EUR	(18,711)
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	54,938	EUR	(6,580)
Credit Suisse Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	178,916	CHF	4,200
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	93,509	EUR	(22,950)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	168,601		3,514
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	199,230	CHF	3,715
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	36,215	EUR	561
De La Rue PLC	1-Day SONIA - 0.66%	Monthly	MSCS	7/17/23	47,623	GBP	(8,324)
Deliveroo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	81,579	GBP	4,217
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	147,816	EUR	(15,273)
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	7/25/23	165,743	EUR	3,796
Deutsche Beteiligungs AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	119,081	EUR	(14,589)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	154,121	EUR	(6,589)
DFDS A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	435,021	DKK	(11,438)
D’Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	203,312	EUR	(8,162)
Dignity PLC	1-Day SONIA - 1.97%	Monthly	MSCS	7/17/23	48,064	GBP	(1,109)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	167,367		(10,759)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,650,789	ZAR	3,910
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,174,775	SEK	14,854
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/23	235,805	CHF	(48,518)
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/23	554,783	ZAR	1,308
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/23	718,776	DKK	(5,409)
Ebro Foods SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/13/23	171,617	EUR	(3,162)
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	154,958	EUR	8,500
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	67,454	EUR	(14,461)
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/14/23	215,846	EUR	(110,134)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	GSCO	3/14/25	203,496	EUR	(31,003)
Ems-chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	54,745	CHF	1,065
Enagas SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/18/23	73,551	EUR	1,939
ENEL SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	60,323	EUR	2,944
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/23	61,747	EUR	(8,716)
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	61,567	GBP	(18,601)
Entra ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/13/23	2,196,521	NOK	(5,529)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,661,883	SEK	(13,034)
Eregli Demir ve Celik Fabrikalari TAS	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/23	100,949		(4,229)
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	129,845	EUR	(4,649)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	14,676	GBP	18
EssilorLuxottica SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	119,651	EUR	(2,158)
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	789,381	SEK	8,601
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	68,413	EUR	2,926
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	75,043	EUR	1,539
Eurotech	Euro STR - 10.60%	Monthly	JPHQ	8/04/23	70,868	EUR	4,323
Exasol AG	Euro STR - 2.05%	Monthly	JPHQ	7/17/23	40,622	EUR	(4,759)
Faurecia SE	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	116,500	EUR	13,288
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	132,897	EUR	(2,550)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	335,362	EUR	1,679
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/23	179,650	GBP	24,140
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	151,296	EUR	10,151
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	91,286	EUR	2,756
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/23	33,821	EUR	766
Flow Traders NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	87,286	EUR	1,680
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	82,910	CHF	(6,503)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	14,906	GBP	(67)
Fortress REIT Ltd.	1-Day SABOR - 0.56%	Monthly	MSCS	7/12/23	4,211,253	ZAR	9,945
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	879,867	ZAR	708
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	167,525	EUR	7,228
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	74,873	EUR	(3,582)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	105,069	GBP	(4,667)
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	133,624	EUR	18,449

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Frontier Developments PLC	1-Day SONIA - 1.75%	Monthly	MSCS	7/17/23	156,769	GBP	$(8,550)
GAM	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	20,921	CHF	(981)
Gaztransport et Technigaz SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	72,785	EUR	1,923
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	34,519	CHF	1,490
Gecina SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	33,445	EUR	87
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	103,758	GBP	6,096
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	192,071	EUR	2,438
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	136,258	CHF	4,949
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,836,785	NOK	(447)
Global Fashion Group SA	Euro STR - 0.80%	Monthly	JPHQ	7/17/23	148,335	EUR	(11,817)
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,575,829	SEK	(1,686)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	176,534	GBP	31,155
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	84,401	GBP	29,602
Grifols SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	106,135	EUR	23,833
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	34,691	EUR	(89)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	175,630	EUR	10,562
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	195,846	EUR	(20,788)
Gurit	Euro STR - 1.20%	Monthly	JPHQ	7/17/23	134,037	CHF	(6,051)
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	218,533	EUR	(16,600)
The Gym Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	77,444	GBP	19,332
HAL Trust	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	49,654	EUR	(644)
Hammerson PLC	1-Day SONIA - 1.63%	Monthly	MSCS	7/17/23	67,549	GBP	(2,895)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	GSCO	3/14/25	297,827	EUR	(46,888)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	557,037	SEK	(10,146)
Hargreaves Lansdown PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	45,708	GBP	2,295
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/23	48,989	EUR	19,202
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/23	252,516		(70,194)
Helical PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	62,184	GBP	(578)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	249,691	GBP	2,052
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	225,014	EUR	(19,518)
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	98,747	EUR	(3,067)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	GSCO	3/14/25	3,193,404	SEK	87,464
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	40,723	GBP	(2,360)
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	912,754	NOK	(1,392)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/23	270,679	NOK	(35)
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	58,741	CHF	(15)
Hill & Smith Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	94,427	GBP	9,368
Hiscox Ltd. ORD	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	149,945	GBP	(6,407)
home24 SE	Euro STR - 8.10%	Monthly	JPHQ	7/17/23	30,517	EUR	2,034
Horizonte Minerals PLC	1-Day SONIA - 11.00%	Monthly	MSCS	8/10/23	12,581	GBP	383
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/23	1,324,717	SEK	(3,876)
Huhtamaki OYJ	Euro STR - 0.28%	Monthly	SEBA	7/13/23	162,573	EUR	11,234
Hyprop Investments Ltd.	1-Day SABOR - 2.00%	Monthly	MSCS	7/17/23	4,403,229	ZAR	(3,219)
Icade SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	110,798	EUR	938
Idorsia	Euro STR - 6.50%	Monthly	JPHQ	7/17/23	145,396	CHF	(35,803)
Ilika PLC	1-Day SONIA - 2.50%	Monthly	MSCS	7/17/23	48,281	GBP	(46,274)
Illimity Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	69,846	EUR	7,894
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	51,166	EUR	733
Implenia AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	82,513	CHF	(23,995)
Industrial Select Sector Index	1-Day FEDEF - 0.12%	Monthly	MSCS	8/22/23	2,635,429		170,493
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	117,256	EUR	8,259
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	222,636	EUR	32,426
Instone Real Estate Group SE	Euro STR - 0.70%	Monthly	JPHQ	8/21/23	101,570	EUR	2,240
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	61,616	GBP	(7,551)
Intercos	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	15,697	EUR	74
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	178,185	EUR	(2,109)
Intershop Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	112,574	CHF	290
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	14,820	GBP	292
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/23	2,908,806	SEK	9,077
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,983,560	SEK	2,930

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
IQE PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/17/23	198,487	GBP	$29,035
Italian Wine Brands SpA	Euro STR - 1.30%	Monthly	JPHQ	7/17/23	38,273	EUR	(509)
Italtile Ltd.	1-Day SABOR - 0.63%	Monthly	MSCS	8/08/23	229,672	ZAR	(1,163)
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	87,220	GBP	2,608
J D Wetherspoon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	97,551	GBP	11,429
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	42,596	GBP	1,728
Jastrzebska Spolka Weglowa SA	1-Day FEDEF - 1.50%	Monthly	MSCS	7/17/23	68,227		1,710
JCDecaux SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	178,387	EUR	21,981
Jenoptik AG NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	166,062	EUR	2,718
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,840,942	SEK	(18,299)
John Wood Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	118,054	GBP	10,907
Johnson Service Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	195,734	GBP	13,055
JSE Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,672,862	ZAR	(7,346)
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	209,034	GBP	(46,878)
Jupiter Fund Management PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	115,386	GBP	33,441
Just Eat Takeaway.com NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	103,750	EUR	(852)
Juventus FC SpA	Euro STR - 3.20%	Monthly	JPHQ	9/01/23	13,887	EUR	(5)
Kahoot! ASA	1-Week NIBOR - 3.50%	Monthly	SEBA	7/17/23	1,005,847	NOK	(2,356)
Kainos Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	46,968	GBP	(10,985)
Kamux Corp.	Euro STR - 1.75%	Monthly	SEBA	7/17/23	52,356	EUR	9,966
Kardex	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	89,254	CHF	(4,415)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	428,234	SEK	3,394
Kaufman & Broad SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	66,302	EUR	3,309
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	30,660	EUR	1,004
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/23	60,445	EUR	(28,767)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	118,884	EUR	(6,707)
Kety SA	1-Day FEDEF - 1.00%	Monthly	MSCS	7/17/23	111,104		(6,868)
Kin + Carta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	68,236	GBP	(10,639)
Kitron ASA	1-Week NIBOR - 0.75%	Monthly	SEBA	7/17/23	1,384,613	NOK	(3,691)
Kloeckner + Co SE NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	152,652	EUR	(12,209)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	127,023	EUR	11,717
Knowit AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	684,999	SEK	2,630
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/23	228,242	EUR	(24,240)
Koninklijke DSM NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	103,812	EUR	4,372
Koninklijke Philips NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	166,463	EUR	31,619
Korian SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	49,739	EUR	4,042
KWS SAAT SE & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	120,637	EUR	(14,453)
L F ORD	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/23	494,718		23,132
Lancashire Holdings Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	83,092	GBP	(21,945)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	217,078	EUR	3,922
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	102,630	EUR	6,099
Legrand France SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	51,390	EUR	4,861
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	201,728	CHF	10,368
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	195,177	EUR	(7,220)
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	122,921	EUR	8,935
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	76,933	GBP	(6,311)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	85,348	EUR	4,011
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	220,872	EUR	(11,246)
LU-VE SpA	Euro STR - 0.30%	Monthly	JPHQ	8/07/23	42,863	EUR	3,150
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	310,049	NOK	(9,336)
Marel	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	31,918	EUR	8,039
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/14/22	113,012	GBP	18,961
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	441	GBP	3
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	236,648	EUR	(116)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	174,574		(17,457)
MBB SE	Euro STR	Monthly	JPHQ	7/17/23	15,326	EUR	756
McPhy Energy SA	1-Day EONIA - 9.63%	Monthly	MSCS	7/17/23	55,666	EUR	3,871
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	48,529	CHF	(236)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/23	136,118	CHF	10,521
Melia Hotels International	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	92,616	EUR	(5,609)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/23	70,241	EUR	$(11,063)
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/23	239,213	CHF	(21,635)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	129,185		(18,513)
MoneyGram International Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	390,963		(15,887)
Montana	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	144,675	CHF	4,889
Morgan Stanley MSPSEGRL Index	1-Day SONIA - 1.50%	Monthly	MSCO	11/01/23	229,483	GBP	16,653
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	11/01/23	236,691	GBP	9,055
Morgan Stanley MSPSGDXJ Index	1-Day FEDEF - 2.05%	Monthly	MSCO	6/19/23	703,333		120,326
Morgan Stanley MSPSKRE Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/23	1,095,968		(11,610)
Morgan Stanley MSPSSCN Index	1-Day DISC - 0.35%	Monthly	MSCO	6/08/23	553,611	CAD	41,475
Morgan Stanley MSPSSPCH Index	1-Day FEDEF - 1.70%	Monthly	MSCO	6/23/23	176,882		68
Morgan Stanley MSPSSXK2 Index	1-Day EONIA - 0.45%	Monthly	MSCO	7/21/23	1,507,848	EUR	63,629
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	627,061		435
Mr Price Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	589,109	ZAR	397
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/23	265,727	EUR	(25,693)
Mycronic AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,164,817	SEK	10,432
Nacon	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/23	196,781	EUR	42,849
Nagarro SE	Euro STR - 1.95%	Monthly	JPHQ	8/21/23	154,015	EUR	19,270
Naked Wines PLC	1-Day SONIA - 2.49%	Monthly	MSCS	7/17/23	100,220	GBP	13,471
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	112,674	GBP	2,568
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/13/23	246,837	GBP	(13,451)
NCR Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	8/18/23	43,740		2,319
Nel ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	224,571	NOK	(2,243)
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	104,256	EUR	(2,846)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	187,939	EUR	(26,352)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/14/22	279,305	GBP	37,157
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/11/23	720,794	SEK	(1,065)
Nippon Yusen	1-Day MUTSCALM - 0.40%	Monthly	MSCS	10/03/23	111,141,923	JPY	(23,623)
NKT A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	301,261	DKK	(8,330)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/23	85,794	EUR	(1,670)
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/23	77,114	EUR	4,715
Nordnet AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,575,640	SEK	(13,230)
NortonLifeLock Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	188,313		14,725
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	689,899	DKK	226
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	38,657	EUR	(1,502)
Obrascon Huarte Lain SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/01/23	10,421	EUR	(32)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	110,024	GBP	10,582
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/23	87,021	EUR	(644)
Orion Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	126,329	EUR	7,874
Orpea SA	1-Month Euribor + 0.40%	Monthly	MSCS	8/24/23	138,636	EUR	4,052
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/23	546,691	NOK	3,644
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	116,420	EUR	(17,154)
Patrizia AG	Euro STR	Monthly	JPHQ	7/17/23	39,732	EUR	(2,111)
PayPoint PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	70,950	GBP	(9,051)
Peach Property Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	69,412	CHF	4,392
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	217,249	GBP	5,577
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	127,313	GBP	15,194
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	14,986	GBP	(69)
Philadelphia SE Utility Index	1-Day FEDEF - 0.05%	Monthly	MSCO	8/22/23	4,161,626		177,783
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	227,927	GBP	(19,695)
Picton Property Income Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	39,048	GBP	340
Plastic Omnium	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	115,816	EUR	2,018
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/23	220,171	EUR	(48,552)
Polar Capital Holdings PLC	1-Day SONIA - 0.77%	Monthly	MSCS	7/17/23	88,045	GBP	(2,971)
Posco Chemical Co. Ltd.	1-Day FEDEF - 2.13%	Monthly	MSCO	7/14/23	239,700		(6,832)
PostNL	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	49,244	EUR	6,420
PowerCell Sweden AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	625,493	SEK	(11,450)
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	143,185	GBP	8,219
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/23	152,605	GBP	11,814
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	119,582	GBP	(46,369)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Puuilo PLC	Euro STR - 2.75%	Monthly	SEBA	7/17/23	74,827	EUR	$(777)
PZ Cussons PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	191,663	GBP	6,123
RAI Way SpA	Euro STR - 0.30%	Monthly	JPHQ	7/31/23	68,874	EUR	378
Raisio PLC Vaihto-osake	Euro STR - 0.28%	Monthly	SEBA	7/17/23	84,596	EUR	(9,308)
Rand Merchant Investment Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,431,595	ZAR	3,154
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	20,704	GBP	(43)
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,542,203	SEK	5,824
Raubex Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,098,723	ZAR	412
Re:NewCell AB	1-Week STIBOR - 1.75%	Monthly	SEBA	7/17/23	1,463,072	SEK	4,157
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	163,067	GBP	(8,890)
Recordati SpA	Euro STR - 0.30%	Monthly	JPHQ	7/26/23	131,410	EUR	5,754
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	95,837	GBP	588
Rentokil Initial	1-Day FEDEF - 0.35%	Monthly	MSCO	9/23/22	611,673		22,303
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/23	90,356	GBP	875
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	62,570	EUR	(167)
RHI Magnesita NV	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	146,386	GBP	8,494
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/23	244,263	CHF	5,507
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,017,697	DKK	(8,249)
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	99,054	EUR	(1,201)
Rolls-Royce Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	125,819	GBP	19,045
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	100,612	GBP	(6,452)
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	102,978	GBP	3,824
Sabaf SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	82,329	EUR	12,416
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	78,693	GBP	(4,746)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	236,078	EUR	(1,374)
Safehold Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	760,480		222,888
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	161,461	GBP	11,229
Salcef Group SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	164,385	EUR	(909)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/23	1,398,891	NOK	4,503
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	156,889	EUR	(7,492)
Sampo PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	31,648	EUR	(3,959)
Samsung SDI Co. Ltd.	1-Day FEDEF - 0.50%	Monthly	MSCO	7/11/23	654,711		39,705
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,925,764	ZAR	(373)
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	157,076	EUR	4,997
Santam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	835,618	ZAR	(1,734)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	103,408		1,425
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	117,733	EUR	(15,073)
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	2,568,884	NOK	(39,405)
Schoeller-Bleckmann Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	145,858	EUR	(30,554)
Schouw & Co. A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,619,379	DKK	(26,377)
Schroders PLC	1-Day SONIA - 0.30%	Monthly	BZWS	4/27/23	661,419	GBP	9,627
Schweiter Technologies AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	209,198	CHF	(11,658)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	1,212,216	SEK	4,087
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	112,490	EUR	20,807
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/04/23	41,059	GBP	(5,662)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	90,480	GBP	7,213
SFC Energy AG	Euro STR - 7.00%	Monthly	JPHQ	7/17/23	36,690	EUR	(536)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/23	94,969	EUR	35,317
Shoprite Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,921,298	ZAR	(25,738)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	102,505	EUR	465
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	196,721	CHF	(1,519)
Sinch AB	1-Week STIBOR - 1.50%	Monthly	SEBA	7/17/23	669,264	SEK	(1,547)
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	138,641	CHF	(12,912)
SMA Solar Technology AG	Euro STR - 9.80%	Monthly	JPHQ	7/28/23	145,423	EUR	2,037
Smart Eye AB	1-Week STIBOR - 12.00%	Monthly	SEBA	7/17/23	365,413	SEK	(8,057)
Smart Metering Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/12/23	262,404	GBP	(14,043)
Smith & Nephew PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	70,742	GBP	9,685
Snam SpA	Euro STR	Monthly	JPHQ	7/17/23	45,151	EUR	197
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/13/23	192,903	CHF	(18,576)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/11/23	51,210	EUR	4,032

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	120,430	EUR	$(1,906)
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/23	86,743	GBP	20,754
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/23	59,540	EUR	(8,206)
Somfy SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	39,715	EUR	819
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/20/23	1,415,334	NOK	(4,332)
Spectris PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	143,593	GBP	5,615
Spinnova OYJ	Euro STR - 10.50%	Monthly	SEBA	8/08/23	36,709	EUR	492
State Street Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	7/17/23	217,809		(6,516)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	799,819	SEK	5,187
Storytel AB	1-Week STIBOR - 7.50%	Monthly	SEBA	7/17/23	413,808	SEK	1,537
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/23	1,174,525	EUR	90,813
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/23	176,151	GBP	32,391
Stroeer SE & Co. KGaA	Euro STR	Monthly	JPHQ	7/17/23	52,766	EUR	(2,740)
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/23	1,760,852	ZAR	(6,973)
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,182,684	SEK	(8,024)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/23	2,923,793	SEK	(1,981)
Swisscom AG	1-Day SARON - 0.35%	Monthly	GSCO	3/14/25	388,265	CHF	(19,158)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/23	128,439	EUR	(2,805)
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/23	60,627	EUR	2,960
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/23	60,067	EUR	(3,130)
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	130,702	EUR	18,653
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	236,086	EUR	(8,752)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	113,774	GBP	1,853
Technogym SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	61,271	EUR	(4,031)
Tecnicas Reunidas SA	1-Day EONIA - 3.13%	Monthly	MSCS	7/12/23	133,186	EUR	1,855
Tenaris SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	204,638	EUR	(17,776)
Tenneco Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	305,563		(24,751)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/23	37,798	EUR	333
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,627,407	SEK	7,153
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/23	104,290	EUR	(19,390)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	231,663	EUR	(4,752)
Tobii AB	1-Week STIBOR - 3.50%	Monthly	SEBA	7/17/23	598,792	SEK	(2,293)
TomTom International BV	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	144,185	EUR	(4,034)
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/23	1,142,128	DKK	(15,509)
TORM PLC	1-Week CIBOR - 0.75%	Monthly	SEBA	7/17/23	540,362	DKK	(33,636)
Tower Semiconductor Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCO	7/07/23	688,378		(9,467)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	3,150,038	ZAR	(10,347)
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/23	166,180	EUR	(673)
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	134,683	GBP	51,548
Trigano	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	125,544	EUR	10,041
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	226,975	GBP	13,728
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/23	1,128,226	SEK	16,373
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	130,402	GBP	20,630
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/23	2,199,417	DKK	(15,052)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/23	88,945	EUR	(8,307)
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	35,546	EUR	(760)
Unity Software Inc.	1-Day FEDEF - 0.78%	Monthly	MSCO	8/17/23	985,647		173,326
UPM Kymmene Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	209,736	EUR	(35,011)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	169,564	GBP	(13,207)
Vallourec	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	104,117	EUR	(19,855)
Vantage Towers AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	214,094	EUR	15,276
Veolia Environnement SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	34,868	EUR	157
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/23	1,239,762	DKK	(20,376)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	172,763	EUR	5,663
Viaplay Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,567,807	SEK	(37,489)
Vicat SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/08/23	78,730	EUR	3,650
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	154,952	GBP	6,074
Vitrolife AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	871,801	SEK	4,755
Vodacom Group Ltd.	1-Day SABOR - 0.75%	Monthly	MSCS	7/13/23	2,066,401	ZAR	8,387
Volex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	8,560	GBP	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	117,241	EUR	$(3,542)
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	134,112	EUR	5,211
Vopak	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	125,263	EUR	7,965
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/23	40,953	EUR	457
Warehouse REIT PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	266,723	GBP	(28,910)
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/23	47,143	EUR	561
Westwing Group SE	Euro STR - 2.55%	Monthly	JPHQ	7/17/23	36,577	EUR	2,598
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/23	102,387	EUR	10,728
Wincanton PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	12,725	GBP	1,069
Worldline SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	34,669	EUR	(853)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	16,684	GBP	(23)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	754,136	SEK	10,695
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	144,770	CHF	(22,312)
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/23	420,052	DKK	(10,770)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	129,831	EUR	(768)
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/23	36,710	CHF	13,318

							560,303

Total - Total Return Swap Contracts							$(736,214)

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.

cThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt

BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	AONIA	Australian Interbank Offered Rate

BOFA	Bank of America, NA	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage

BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS

CITI	Citigroup, NA	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate

FBCO	Credit Suisse International	CNY	Chinese Yuan	BKBM	Bank Bill Benchmark Rate

GSCO	Goldman Sachs International	COP	Colombian Peso	BRLCDI	Brazil Cetip Di Interbank Deposit Rate

JPHQ	JP Morgan Chase Bank, NA	DKK	Danish Krone	CAC	Cotation Assistee en Continu

MSCO	Morgan Stanley & Co. LLC	EUR	Euro	CIBOR	Copenhagen Interbank Offered Rate

MSCS	Morgan Stanley Capital Services LLC	GBP	British Pound	CLO	Collateralized Loan Obligation

SEBA	Skandinaviska Enskilda Banken AB	HKD	Hong Kong Dollar	CME	Chicago Mercantile Exchange

SSBT	State Street Bank and Trust	HUF	Hungarian Forint	CNRR007	China 7-Day Reverse Repo Rate

UBSW	UBS AG	INR	Indian Rupee	DAX	Deutscher Aktienindex

		JPY	Japanese Yen	DJIA	Dow Jones Industrial Average

		KRW	South Korean Won	EONIA	Euro OverNight Index Average

		MXN	Mexican Peso	ETF	Exchange Traded Fund

		MYR	Malaysian Ringgit	EURIBOR	Euro Interbank Offered Rate

		NOK	Norwegian Krone	FEDEF	Federal Funds Effective Rate

		NZD	New Zealand Dollar	FHLMC	Federal Home Loan Mortgage Corp.

		PHP	Philippine Peso	FNMA	Federal National Mortgage Association

		PLN	Polish Zloty	FRN	Floating Rate Note

		SEK	Swedish Krona	FTSE	Financial Times Stock Exchange

		SGD	Singapore Dollar	HIBOR	Hong Kong Interbank Offered Rate

		THB	Thai Baht	IMM	International Money Market

		TWD	Taiwan Dollar	JIBAR	Johannesburg Interbank Agreed Rate

		USD	United States Dollar	KDR	Korean Depositary Receipt

		ZAR	South African Rand	KLIBOR	Kuala Lumpur Interbank Offered Rate

Index				LIBOR	London InterBank Offered Rate

CDX.EM	CDX Emerging Markets Index			MIB	Milano Italia Borsa

CDX.NA.HY	CDX North America High Yield Index			MIBOR	Mumbai Interbank Offered Rate

				MUTSCALM	Japan Unsecured Overnight Call Rate

				NIBOR	Norwegian Interbank Offered Rate

				PIK	Payment In-Kind

				RC	Revolving Loan Commitment

				REIT	Real Estate Investment Trust

				SABOR	South African Benchmark Overnight Rate

				SARON	Swiss Average Rate Overnight

				SIBSCORA	Singapore Overnight Rate Average

				SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

SPDR	Standard & Poor’s Depositary Receipt

STR	Short Term Rate

STIBOR	Stockholm Interbank Offered Rate

TAIBOR	Taiwan Interbank Offered Rate

THOR	Thai Overnight Repurchase Rate

TOPIX	Tokyo Price Index

WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Schedule of Investments, August 31, 2022 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 0.8%
Aerospace & Defense 0.0%†
[a]Satellogic Inc., 1/25/27, wts.	United States	603	$308

Communications Equipment 0.0%†
[a]Riverbed Technology Inc.	United States	3,479	7,828

Consumer Finance 0.1%
[a]Ally Financial Inc.	United States	800	26,560
[a]Synchrony Financial	United States	900	29,475

			56,035

Diversified Financial Services 0.2%
[a]Aequi Acquisition Corp., A	United States	3,993	39,710
[a]Aequi Acquisition Corp., A, 11/30/27, wts.	United States	146	12
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	1,393	49
[a]Agile Growth Corp., A, 12/31/27, wts.	United States	382	49
[a]Ares Acquisition Corp., A, 12/31/27, wts.	United States	566	102
[a]Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	297	99
[a]Crystal Peak Acquisition, A	Netherlands	1,993	19,930
[a]Crystal Peak Acquisition, A, 6/22/26, wts.	Netherlands	802	—
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	71	17
[a]Elliott Opportunity II Corp., A, 2/19/23, wts.	United States	333	70
[a]Executive Network Partnering Corp., A, 9/25/28, wts.	United States	925	1,064
[a]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	53	27
[a]Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	345	59
[a]Forum Merger IV Corp., A, 12/31/27, wts.	United States	206	46
[a]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	318	29
[a]Glenfarne Merger Corp., A, 12/31/27, wts.	United States	95	11
[a]Gores Technology Partners II Inc., A, 12/31/27, wts.	United States	68	19
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	1,518	175
[a]Hedosophia European Growth	United Kingdom	1,142	11,132
[a]Jackson Acquisition Co., A, 12/31/28, wts.	United States	880	136
[a]Landcadia Holdings IV Inc., A, 12/31/28, wts.	United States	343	67
[a]LDH Growth Corp. I, A, 12/31/28, wts.	United States	28	3
[a]Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	344	75
[a]MDH Acquisition Corp., A, 2/02/28, wts.	United States	357	16
[a]The Music Acquisition Corp., A, 2/05/28, wts.	United States	795	64
[a]Obotech Acquisition SE, A	Luxembourg	1,240	12,083
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	413	42
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	1,768	17,377
[a]Southport Acquisition Corp., 5/24/28, wts.	United States	1,466	168
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	909	78
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	1,043	233
[a]TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	612	55
[a]Tekkorp Digital Acquisition Corp., 10/26/27, wts.	United States	433	34
[a]Teract SA, 11/16/25, wts.	France	1,165	83
[a]Twin Ridge Capital Acquisition Corp., A	United States	2,202	21,734
[a]Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	703	273

			125,121

Diversified Telecommunication Services 0.1%
[a]Liberty Global PLC, C	United Kingdom	3,431	73,115
[a]Telecom Italia SpA	Italy	61,000	12,582

			85,697

Energy Equipment & Services 0.0%†
[a]Nabors Industries Ltd.	United States	240	31,803

Quarterly Schedule of Investments | See Notes to Consolidated Schedules of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants/ Rights		Value

Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure 0.0%†
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	210		$63

Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy Inc., A	United States	7,488		258,186

Oil, Gas & Consumable Fuels 0.1%
[a,b]Bighorn Permian Resources LLC	United States	1,346		34,996

Professional Services 0.0%†
[a,b,c]Acosta Inc.	United States	923		7,476

Textiles, Apparel & Luxury Goods 0.0%†
[a]Ermenegildo Zegna Holditalia SpA, 10/30/27, wts.	Italy	580		806

Total Common Stocks and Other Equity Interests (Cost $608,506)				608,319

Convertible Preferred Stocks (Cost $50,262) 0.1%
Professional Services 0.1%
[b,c]Acosta Inc., cvt. pfd.	United States	993		45,976

Preferred Stocks 0.1%
Communications Equipment 0.0%†
[a]Riverbed Technology Inc., pfd., A	United States	2,381		11,905

Thrifts & Mortgage Finance 0.1%
FHLMC, pfd.,
O, 5.81%	United States	9,100		36,992
Z, 8.375%	United States	2,420		7,381
FNMA, pfd.,
[a]O	United States	8,600		43,860
S, 8.25%	United States	4,475		14,275

				102,508

Total Preferred Stocks (Cost $171,500)				114,413

		Principal Amount*

Convertible Bonds 1.3%
Airlines 0.2%
[d]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	9,222	EUR	148,972

Diversified Consumer Services 0.0%†
Chegg Inc., senior note, zero cpn., 9/01/26	United States	23,000		18,457

Diversified Financial Services 0.2%
Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	198,000		135,531
Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	70,000		53,676

				189,207

Hotels, Restaurants & Leisure 0.1%
Shake Shack Inc., senior note, zero cpn., 3/01/28	United States	51,000		35,853

Internet & Direct Marketing Retail 0.5%
[d]Just Eat Takeaway.Com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	300,000	EUR	212,558
The Realreal Inc., senior note, 1.00%, 3/01/28	United States	50,000		24,701
Twitter Inc., senior note, zero cpn., 3/15/26	United States	60,000		54,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
Wayfair Inc., A, senior note, 0.625%, 10/01/25	United States	91,000	$64,500

			355,759

Leisure Products 0.1%
Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	119,000	83,011

Real Estate Management & Development 0.2%
[d]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	197,000	125,188
Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	37,000	28,157
Redfin Corp., senior note, 0.50%, 4/01/27	United States	48,000	24,625

			177,970

Total Convertible Bonds (Cost $1,142,436)			1,009,229

Corporate Bonds and Notes 28.2%
Aerospace & Defense 0.1%
Spirit Aerosystems Inc., senior note, 3.95%, 6/15/23	United States	91,000	88,075

Airlines 0.6%
[d]Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	37,000	36,794
[d]American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	499,000	420,393

			457,187

Automobiles 1.7%
[d]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	400,000	400,876
Ford Motor Co., senior bond, 6.10%, 8/19/32	United States	383,000	373,486
Ford Motor Credit Co. LLC, senior note, 5.125%, 6/16/25	United States	248,000	242,588
[d]Frontier Communications Holdings LLC, senior secured note, 144A, 8.75%, 5/15/30	United States	266,000	274,174

			1,291,124

Capital Markets 0.2%
[d]Coinbase Global Inc., senior bond, 144A, 3.625%, 10/01/31	United States	192,000	117,187

Chemicals 0.5%
[d]Avient Corp., senior note, 144A, 7.125%, 8/01/30	United States	58,000	57,341
[d]Polar US Borrower LLC / Schenectady International Group Inc.,senior note, 144A, 6.75%, 5/15/26	United States	500,000	326,537

			383,878

Commercial Services & Supplies 0.2%
[d]Verscend Escrow Corp., senior note, 144A, 9.75%, 8/15/26	United States	138,000	139,559

Communications Equipment 0.2%
[d]Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	636,000	192,214

Construction Materials 0.5%
[d]Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	80,000	72,747
[d]SRM Escrow Issuer LLC, senior secured note, 144A, 6.00%, 11/01/28	United States	354,000	321,653

			394,400

Diversified Consumer Services 0.8%
[d]Adtalem Global Education Inc., senior secured note, 144A, 5.50%, 3/01/28	United States	232,000	220,715
[d]The Hertz Corp., senior note, 144A, 5.00%, 12/01/29	United States	86,000	69,331
[d]Metis Merger Sub LLC, senior note, 144A, 6.50%, 5/15/29	United States	27,000	23,260
[d]Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	129,000	96,601

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Consumer Services (continued)
[d]Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	200,000		$176,131

				586,038

Diversified Financial Services 2.5%
[d]AG Issuer LLC, senior secured note, 144A, 6.25%, 3/01/28	United States	248,000		227,694
[d]Condor Merger Sub Inc., senior note, 144A, 7.375%, 2/15/30	United States	278,000		232,450
[d]Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	500,000		318,257
[d]Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	521,000		473,133
[d]Minerva Merger Sub Inc., senior note, 144A, 6.50%, 2/15/30	United States	34,000		28,909
[d]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	400,000		318,120
[d]Vistajet Malta Finance PLC / XO Management Holding Inc.,senior note, 144A, 6.375%, 2/01/30	Switzerland	355,000		305,921
[d]WMG Acquisition Corp., senior secured note, 144A, 3.75%, 12/01/29	United States	71,000		60,794

				1,965,278

Diversified Telecommunication Services 1.2%
[d]Altice France SA, senior secured note, Reg S, 3.375%, 1/15/28	France	401,000	EUR	322,906
[d]Frontier Communications Holdings LLC, senior secured note, 144A, 5.00%, 5/01/28	United States	9,000		7,900
[d]Level 3 Financing Inc., senior note, 144A, 4.625%, 9/15/27	United States	332,000		293,798
[d]Lorca Telecom Bondco SA, senior secured note, Reg S, 4.00%, 9/18/27	Spain	100,000	EUR	89,845
[d]VMED O2 UK Financing I PLC, senior secured bond, Reg S, 4.50%, 7/15/31	United Kingdom	248,000	GBP	240,939

				955,388

Electric Utilities 1.3%
[d]EP Infrastructure AS, senior note, Reg S, 1.698%, 7/30/26	Czech Republic	100,000	EUR	76,929
[d]Eskom Holdings SOC Ltd., senior bond, Reg S,
7.125%, 2/11/25	South Africa	200,000		188,932
8.45%, 8/10/28	South Africa	600,000		547,446
Pacific Gas and Electric Co., secured bond,
5.90%, 6/15/32	United States	31,000		29,931
4.50%, 7/01/40	United States	87,000		67,830
4.95%, 7/01/50	United States	77,000		61,574
3.50%, 8/01/50	United States	21,000		13,969

				986,611

Energy Equipment & Services 0.3%
[d]Solaris Midstream Holdings LLC, senior note, 144A, 7.625%, 4/01/26	United States	264,000		258,045

Entertainment 0.3%
[d,e]AMC Entertainment Holdings Inc., secured note, 144A, PIK, 10.00% (cash), 6/15/26	United States	242,000		194,840

Equity Real Estate Investment Trusts (REITs) 0.8%
[d]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, senior secured note, 144A, 4.50%, 4/01/27	United States	207,000		177,665
Service Properties Trust, senior bond, 4.50%, 6/15/23	United States	124,000		121,687
[d]Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC,senior note, 144A, 6.00%, 1/15/30	United States	241,000		170,286

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
[d]VICI Properties LP / VICI Note Co. Inc., senior bond, 144A, 4.125%, 8/15/30	United States	154,000		$135,621

				605,259

Food & Staples Retailing 0.5%
[d]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%, 4/15/25	United States	383,000		364,366

Food Products 0.1%
[d]Pilgrim’s Pride Corp., senior bond, 144A, 3.50%, 3/01/32	United States	89,000		72,361

Gas Utilities 0.1%
[d]Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	100,000	EUR	69,598

Health Care Providers & Services 0.9%
[d]Davita Inc., senior bond, 144A, 3.75%, 2/15/31	United States	34,000		25,077
[d]Global Medical Response Inc., senior secured note, 144A, 6.50%, 10/01/25	United States	236,000		210,985
HCA Inc., senior secured bond, 3.50%, 7/15/51	United States	77,000		52,951
[d]LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		142,004
[d]RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	283,000		253,062

				684,079

Hotels, Restaurants & Leisure 1.6%
[d]Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	138,000		134,923
[d]Carnival Corp., 144A,
senior note, 7.625%, 3/01/26	United States	78,000		66,511
senior secured note, 4.00%, 8/01/28	United States	80,000		66,800
[d]International Game Technology PLC, senior bond, 144A, 6.50%, 2/15/25	United States	243,000		241,482
[d]Lions Gate Capital Holdings LLC, senior note, 144A, 5.50%, 4/15/29	United States	302,000		239,694
MGM Resorts International, senior note, 4.75%, 10/15/28	United States	26,000		22,886
[d]Royal Caribbean Cruises Ltd., senior note, 144A, 11.625%, 8/15/27	United States	35,000		34,354
[d]Station Casinos LLC, senior bond, 144A, 4.625%, 12/01/31	United States	494,000		413,542

				1,220,192

Household Durables 0.9%
[d]K. Hovnanian Enterprises Inc., senior secured note, 144A,
7.75%, 2/15/26	United States	446,000		441,435
10.50%, 2/15/26	United States	250,000		247,569

				689,004

Household Products 0.4%
[d]Spectrum Brands Inc., senior bond, 144A, 3.875%, 3/15/31	United States	430,000		334,149

Interactive Media & Services 0.1%
[d]Twitter Inc., senior note, 144A, 3.875%, 12/15/27	United States	124,000		115,555

Internet & Direct Marketing Retail 0.8%
[d]Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	502,000		393,355
[d]Prosus NV, Reg S,
senior bond, 1.985%, 7/13/33	China	127,000	EUR	86,143
senior bond, 2.778%, 1/19/34	China	100,000	EUR	73,026
senior note, 3.257%, 1/19/27	China	100,000		86,618

				639,142

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
IT Services 0.6%
[d]Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	234,000	GBP	$265,729
[d]Virtusa Corp., senior note, 144A, 7.125%, 12/15/28	United States	286,000		226,336

				492,065

Machinery 0.3%
[d]TK Elevator US Newco Inc., senior secured note, 144A, 5.25%, 7/15/27	Germany	264,000		240,585

Media 1.7%
[d]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	53,000		45,659
Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
3.50%, 3/01/42	United States	113,000		78,172
3.85%, 4/01/61	United States	14,000		8,969
4.40%, 12/01/61	United States	21,000		14,801
3.95%, 6/30/62	United States	201,000		132,778
[d]CSC Holdings LLC, senior bond, 144A, 4.50%, 11/15/31	United States	6,000		4,824
[d]DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	317,000		244,008
[d]iHeartCommunications Inc., senior secured note, 144A, 4.75%, 1/15/28	United States	196,000		168,462
Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000		275,879
[d]Scripps Escrow II Inc., senior secured note, 144A, 3.875%, 1/15/29	United States	28,000		23,778
[d]Spanish Broadcasting System Inc., senior secured note, 144A, 9.75%, 3/01/26	United States	259,000		206,141
[d]VZ Secured Financing BV, senior secured note, Reg S, 3.50%, 1/15/32	Netherlands	100,000	EUR	78,306

				1,281,777

Metals & Mining 0.4%
[d]Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	387,000		319,846

Mortgage Real Estate Investment Trusts (REITs) 0.9%
[d]Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	355,000		288,020
[d]Rithm Capital Corp., senior note, 144A, 6.25%, 10/15/25	United States	420,000		373,183

				661,203

Multiline Retail 0.1%
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	156,000		107,865

Oil, Gas & Consumable Fuels 3.4%
[d]Aethon United BR LP / Aethon United Finance Corp., senior note, 144A, 8.25%, 2/15/26	United States	74,000		74,096
Energy Transfer LP,
senior bond, 6.125%, 12/15/45	United States	49,000		47,296
senior bond, 6.00%, 6/15/48	United States	51,000		48,575
senior bond, 6.25%, 4/15/49	United States	40,000		39,277
[f]junior sub. note, H, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	102,000		94,428
[d]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	135,000		122,984
10.50%, 5/15/27	United States	484,000		468,225
[d]New Fortress Energy Inc., senior secured note, 144A, 6.75%, 9/15/25	United States	373,000		361,316
[d]NGL Energy Operating LLC / NGL Energy Finance Corp., senior secured note, 144A, 7.50%, 2/01/26	United States	354,000		324,393

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[d]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	356,000		$342,378
Petroleos Mexicanos, senior bond, 6.75%, 9/21/47	Mexico	616,000		389,161
[d]Venture Global Calcasieu Pass LLC, senior secured bond, 144A, 3.875%, 11/01/33	United States	381,000		317,182
Western Midstream Operating LP, senior bond, 5.50%, 8/15/48	United States	28,000		24,454

				2,653,765

Pharmaceuticals 0.4%
[d]Bausch Health Cos. Inc., senior secured note, 144A, 5.50%, 11/01/25	United States	38,000		31,396
[d]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	355,000		311,072

				342,468

Professional Services 0.2%
[d]Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	239,000		188,560

Real Estate Management & Development 0.3%
[d]Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	252,000		213,289

Software 0.2%
Oracle Corp., senior bond,
3.60%, 4/01/40	United States	57,000		41,507
3.60%, 4/01/50	United States	96,000		65,465
3.85%, 4/01/60	United States	126,000		83,674

				190,646

Specialty Retail 2.6%
[d]Abercrombie & Fitch Management Co., senior secured note, 144A, 8.75%, 7/15/25	United States	124,000		121,219
Bath & Body Works Inc., senior bond,
6.875%, 11/01/35	United States	43,000		37,607
6.75%, 7/01/36	United States	36,000		31,122
[d]144A, 6.625%, 10/01/30	United States	64,000		58,221
[d]Carvana Co., senior note, 144A,
5.625%, 10/01/25	United States	129,000		96,648
5.50%, 4/15/27	United States	54,000		35,081
5.875%, 10/01/28	United States	61,000		36,686
4.875%, 9/01/29	United States	129,000		73,530
10.25%, 5/01/30	United States	320,000		255,202
[d]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	731,000	EUR	605,793
[d]Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A,
senior note, 6.75%, 1/15/30	United States	30,000		24,516
senior secured note, 4.625%, 1/15/29	United States	46,000		40,168
[d]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	151,000		139,897
[d]Staples Inc., 144A,
senior note, 10.75%, 4/15/27	United States	400,000		294,602
senior secured note, 7.50%, 4/15/26	United States	200,000		169,256

				2,019,548

Wireless Telecommunication Services 0.5%
[d,f]Softbank Group Corp., sub. note, Reg S, 6.00% to 7/19/23, FRN thereafter, Perpetual	Japan	400,000		370,870

Total Corporate Bonds and Notes (Cost $25,026,116)				21,886,016

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*			Value

[g]Senior Floating Rate Interests 1.6%
Communications Equipment 0.1%
[e]Riverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1- Month USD LIBOR + 6.00%), 12/08/26	United States	87,729			$41,781

Construction Materials 1.0%
Oldcastle BuildingEnvelope Inc., Term Loan B, 6.109%, (1-Month SOFR + 4.50%), 4/30/29	United States	868,313			815,567

Consumer Discretionary Services 0.2%
Travel Leaders Group LLC, Term Loan B, 6.524%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	141,152			132,198

Equity Real Estate Investment Trusts (REITs) 0.1%
McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	50,969		GBP	54,622

Food & Staples Retailing 0.1%
[h]Upfield Group BV, Term Loan RC, 3.00%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	96,324			77,060

Food Products 0.0%†
Chobani LLC, Closing Date Term Loan, 6.024%, (1-Month USD LIBOR + 3.50%), 10/25/27	United States	36			35

Media 0.0%†
Advantage Sales & Marketing Inc., Term Loan B1, 6.876%, (3- Month USD LIBOR + 4.50%), 10/28/27	United States	34,227			32,266

Pharmaceuticals 0.1%
[h]Bausch Health Cos. Inc., Term Loan B, 7.662%, (1-Month SOFR + 5.25%), 1/27/27	United States	85,156			68,323

Total Senior Floating Rate Interests (Cost $1,348,629)					1,221,852

Foreign Government and Agency Securities 7.1%
[d]CBB International Sukuk Programme Co. Wll, senior note, 144A, 3.875%, 5/18/29	Bahrain	253,000			224,353
[d]Government of Angola, senior bond, Reg S,
8.00%, 11/26/29	Angola	274,000			228,239
9.375%, 5/08/48	Angola	400,000			306,920
Government of Argentina, senior bond, 1.50%, 7/09/35	Argentina	1,755,161			396,879
[d]Government of Dominican Republic, senior bond, Reg S, 5.875%, 1/30/60	Dominican Republic	300,000			213,507
[d]Government of Ecuador, senior bond, Reg S, 2.50%, 7/31/35	Ecuador	1,134,251			439,306
[d]Government of Egypt, senior bond, Reg S, 7.30%, 9/30/33	Egypt	200,000			136,360
[d]Government of Germany, senior bond, Reg S, zero cpn., 2/15/32	Germany	76,500		EUR	66,921
[d]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	171,875			144,001
Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000			355,232
Government of Mexico, senior bond,
8.50%, 11/18/38	Mexico	7,890,000	[i]	MXN	374,092
7.75%, 11/13/42	Mexico	4,210,000	[i]	MXN	184,593
5.75%, 10/12/10	Mexico	320,000			274,883
[d]Government of Nigeria, Reg S,
senior bond, 7.625%, 11/28/47	Nigeria	477,000			294,924
senior note, 8.375%, 3/24/29	Nigeria	224,000			178,248
[d]Government of Oman, senior bond, Reg S,
6.25%, 1/25/31	Oman	200,000			202,170
6.75%, 1/17/48	Oman	216,000			193,927
Government of South Africa, senior bond,
10.50%, 12/21/26	South Africa	7,859,213		ZAR	482,121

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of South Africa, senior bond, (continued)
8.75%, 2/28/48	South Africa	6,057,183	ZAR	$278,534
Government of Turkey, senior bond, 5.75%, 5/11/47	Turkey	325,000		198,041
[d]Government of Ukraine, senior bond, Reg S,
7.75%, 9/01/26	Ukraine	200,000		40,438
7.375%, 9/25/34	Ukraine	1,022,000		184,021
7.253%, 3/15/35	Ukraine	200,000		35,232
zero cpn., 8/01/41	Ukraine	272,000		82,748

Total Foreign Government and Agency Securities (Cost $6,973,411)				5,515,690

U.S. Government and Agency Securities 0.8%
U.S. Treasury Bond,
3.25%, 5/15/42	United States	28,000		26,792
2.25%, 2/15/52	United States	71,100		56,813
2.875%, 5/15/52	United States	179,100		165,108
U.S. Treasury Note,
2.625%, 4/15/25	United States	95,000		92,952
2.75%, 4/30/27	United States	25,000		24,336
2.625%, 5/31/27	United States	37,500		36,324
2.625%, 7/31/29	United States	80,300		76,994
1.875%, 2/15/32	United States	79,800		71,359
2.875%, 5/15/32	United States	48,800		47,576

Total U.S. Government and Agency Securities (Cost $607,549)				598,254

Asset-Backed Securities and Commercial Mortgage-Backed Securities 34.3%
Diversified Financial Services 16.1%
[d,j]AMSR Trust, 2021-SFR1, G, 144A, FRN, 4.612%, 6/17/38	United States	500,000		430,569
[d,g]Catskill Park CLO Ltd., 2017-1A, C, 144A, FRN, 6.41%, (3-Month USD LIBOR + 3.70%), 4/20/29	United States	1,000,000		981,507
CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	13,625		11,754
[d,g]Connecticut Avenue Securities Trust, 144A, FRN,
2022-R07, 1B1, 9.008%, (SOFR + 6.80%), 6/25/42	United States	13,532		14,295
2022-R08, 1B1, 7.808%, (SOFR + 5.60%), 7/25/42	United States	500,000		507,160
[d]FRTKL, 2021-SFR1, G, 144A, 4.105%, 9/17/38	United States	990,000		837,281
[d,g]GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 2.709%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	591,736		365,199
[d,g]KREF Ltd., 2021-FL2, C, 144A, FRN, 4.38%, (1-Month USD LIBOR + 2.00%), 2/15/39	United States	500,000		470,466
[d,g]Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 6.405%, (3- Month USD LIBOR + 3.50%), 5/13/28	United States	980,000		935,141
[d,g]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 6.162%, (3- Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000		1,293,181
[d,g]OCP CLO Ltd., 2021-8RA, C, 144A, FRN, 6.49%, (3-Month USD LIBOR + 3.75%), 1/17/32	United States	1,000,000		955,529
[d]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	2,066,894		1,738,121
[d,g]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 5.329%, (3- Month USD LIBOR + 3.50%), 6/15/25	United States	80,344		80,343
[j]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 2.414%, 4/25/37	United States	43,154		25,570

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d]Stellar Jay Ireland DAC, 2021-1, B, 144A, 5.926%, 10/15/41	Ireland	946,940	$835,990
[g]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 3.094%, (1- Month USD LIBOR + 0.65%), 12/25/35	United States	87,278	75,262
[d]Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,248,283	1,976,938
[d,g]VMC Finance LLC, 2019-FL3, C, 144A, FRN, 4.43%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	871,023
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	92,071	83,479

			12,488,808

Mortgage Real Estate Investment Trusts (REITs) 18.2%
[j]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 2.771%, 11/25/35	United States	102,608	85,768
[d,j]Avenue of The Americas Trust, 2015-1211, E, 144A, FRN, 4.28%, 8/10/35	United States	150,000	130,512
[j]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 2.529%, 12/25/35	United States	133,180	123,023
2005-L, 1A1, 2.657%, 1/25/36	United States	88,259	79,151
2005-L, 3A1, 3.223%, 1/25/36	United States	64,511	61,113
[d,g]BBCMS Mortgage Trust, 2019-BWAY, E, 144A, FRN, 5.241%, (1- Month USD LIBOR + 2.85%), 11/15/34	United States	2,000,000	1,775,609
[d,j]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.208%, 3/26/37	United States	179,973	150,164
[j]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 2.844%, 2/25/33	United States	2,730	2,348
2006-2, 4A1, 3.28%, 7/25/36	United States	31,172	27,430
[d,g]BXMT Ltd., 2021-FL4, C, 144A, FRN, 4.141%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	500,000	483,659
[j]Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 3.394%, 4/25/37	United States	77,696	69,721
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	111,208	106,665
2005-J10, 2A4, 6.00%, 10/25/35	United States	394,816	218,524
[j]Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 2.697%, 4/25/34	Switzerland	104,867	91,712
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	731,244	327,218
[d,j]FARM Mortgage Trust, 2021-1, B, 144A, FRN, 3.237%, 7/25/51	United States	899,956	646,986
[d,g]Federal Home Loan Mortgage Corp., 2021-DNA6, B1, 144A, FRN, 5.583%, (SOFR + 3.40%), 10/25/41	United States	20,429	19,390
[g]FREMF Mortgage Trust, 2018-KF52, B, FRN, 4.312%, (1-Month USD LIBOR + 1.95%), 9/25/28	United States	402,653	396,425
GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	75,250	71,545
Impac CMB Trust,
2004-4, 2A2, 5.356%, 9/25/34	United States	117,776	118,456
[g]2004-8, 3B, FRN, 5.069%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	92,676	89,370
[g]2005-2, 2B, FRN, 4.919%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	79,508	74,236
[g]2005-4, 2M1, FRN, 3.194%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	139,067	119,378
[g]2005-8, 2B, FRN, 4.694%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	67,430	63,653

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[g]IndyMac INDX Mortgage Loan Trust, FRN,
2006-AR12, A1, 2.824%, (1-Month USD LIBOR + 0.38%), 9/25/46	United States	138,296	$124,040
2006-AR29, A2, 2.604%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	243,212	240,591
[j]JPMBB Commercial Mortgage Securities Trust, 2015-C31, D, FRN, 4.266%, 8/15/48	United States	702,000	600,459
[j]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.179%, 8/25/36	United States	166,484	137,902
2006-A7, 2A3, 3.193%, 1/25/37	United States	71,002	63,270
2007-A2, 2A1, 3.169%, 4/25/37	United States	95,549	83,420
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	56,338	52,204
[j]MASTR Adjustable Rate Mortgages Trust, 2004-10, B1, FRN, 2.857%, 10/25/34	United States	425,484	377,240
[j]MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.634%, 10/25/47	United States	484,413	340,298
[d,g]Morgan Stanley Capital I Trust, 2018-BOP, E, 144A, FRN, 4.341%, (1-Month USD LIBOR + 1.95%), 6/15/35	United States	1,213,374	1,180,951
[j]RFMSI Trust, 2007-SA2, 3A, FRN, 5.247%, 4/25/37	United States	705,983	197,326
[d,g]STACR Trust, 2018-HRP1, B2, 144A, FRN, 14.194%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	1,913,729	2,083,379
[j]Structured ARM Loan Trust, 2004-4, B1, FRN, 3.013%, 4/25/34	United States	453,647	398,672
WaMu Mortgage Pass-Through Certificates Series Trust, FRN,
[j]2003-AR3, B1, 3.411%, 6/25/33	United States	197,164	182,901
[g]2005-AR11, B1, 3.359%, (1-Month USD LIBOR + 0.92%), 8/25/45	United States	1,067,451	901,105
[g]2006-4, 3A2B, 2.604%, (1-Month USD LIBOR + 0.16%), 5/25/36	United States	187,725	159,805
[d,j]WFRBS Commercial Mortgage Trust, 2014-C22, D, 144A, FRN, 4.056%, 9/15/57	United States	2,000,000	1,716,104

			14,171,723

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $28,440,558)			26,660,531

	Number of Contracts	Notional Amount#

Options Purchased 0.2%

Puts - Exchange-Traded 0.2%
Capital One Financial Corp., October Strike Price $105.00, Expires 10/21/22	13	1,300	7,020
Carvana Co., October Strike Price $30.00, Expires 10/21/22	20	2,000	21,400
Chewy Inc., January Strike Price $40.00, Expires 1/20/23	15	1,500	13,020
DaVita Inc., January Strike Price $65.00, Expires 1/20/23	2	200	355
Energy Select Sector SPDR Fund, December Strike Price $85.00, Expires 12/16/22	8	800	3,792
Invesco QQQ Trust, October Strike Price $310.00, Expires 10/21/22	21	2,100	38,745
iShares China Large-Cap ETF, September Strike Price $36.00, Expires 9/16/22	61	6,100	122

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Lowe’s Companies Inc., September Strike Price $170.00, Expires 9/16/22	7	700	$350
Lowe’s Companies Inc., October Strike Price $190.00, Expires 10/21/22	9	900	6,885
OneMain Holdings Inc., November Strike Price $30.00, Expires 11/18/22	32	3,200	3,600
SPDR Gold Shares, September Strike Price $180.00, Expires 9/16/22	14	1,400	28
SPDR S&P 500 ETF Trust, October Strike Price $402.00, Expires 10/21/22	38	3,800	62,472
Synchrony Financial, October Strike Price $30.00, Expires 10/21/22	19	1,900	2,137
Twitter Inc., October Strike Price $55.00, Expires 10/21/22	24	2,400	120

			160,046

Puts - Over-the-Counter 0.0%†
B&G Foods Inc., Counterparty CITI, November Strike Price $20.00, Expires 11/18/22	58	5,800	6,090
Casino Guichard Perrachon SA, Counterparty CITI, September Strike Price 10.00 EUR, Expires 9/16/22	5	500	71
Casino Guichard Perrachon SA, Counterparty CITI, December Strike Price 10.00 EUR, Expires 12/16/22	3	300	368
DAX Performance Index, Counterparty CITI, October Strike Price 12,500.00 EUR, Expires 10/21/22	14	70	25,838
H & M Hennes & Mauritz AB, Counterparty CITI, December Strike Price 114.00 SEK, Expires 12/16/22	15	1,500	1,735

			34,102

Total Options Purchased (Cost $129,457)			194,148

Total Investments before Short Term Investments (Cost $64,498,424)			57,854,428

	Country	Shares

Short Term Investments 20.8%

Money Market Funds (Cost $15,024,884) 19.4%
[k]Fidelity Investments Money Market Government Portfolio, Institutional, 2.06%	United States	15,024,884	15,024,884

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $1,097,040) 1.4%
[l]Joint Repurchase Agreement, 2.194%, 9/01/22 (Maturity Value $1,097,107)	United States	1,097,040	$1,097,040

BNP Paribas Securities Corp. (Maturity Value $448,673)

Deutsche Bank Securities Inc. (Maturity Value $38,245)

HSBC Securities (USA) Inc. (Maturity Value $610,189)
Collateralized by U.S. Government Agency Securities, 2.06% - 4.50%, 12/20/28 - 2/15/57; U.S. Treasury Bonds, 6.25%, 8/15/23; and U.S. Treasury Notes, 2.00%, 8/15/25; (Valued at $1,119,211)

Total Investments (Cost $80,620,348) 95.3%			73,976,352

Options Written (0.0)%†			(10,413)

Securities Sold Short (4.0)%			(3,090,732)

Other Assets, less Liabilities 8.7%			6,755,481

Net Assets 100.0%			$77,630,688

	Number of Contracts	Notional Amount#

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
Chewy Inc., January Strike Price $40.00, Expires 1/20/23	15	1,500	(6,300)

Puts - Exchange-Traded (0.0)%†
Carvana Co., October Strike Price $30.00, Expires 10/21/22	9	900	(4,113)

Total Options Written (Premiums Received $16,750)			(10,413)

	Country	Shares

Securities Sold Short (4.0)%

Common Stocks (0.7)%

Capital Markets (0.6)%
Ares Capital Corp.	United States	17,723	(348,080)
Owl Rock Capital Corp.	United States	12,015	(157,877)

			(505,957)

Consumer Finance (0.1)%
Ally Financial Inc.	United States	800	(26,560)
Synchrony Financial	United States	900	(29,475)

			(56,035)

Interactive Media & Services (0.0)%†
Twitter Inc.	United States	392	(15,190)

Total Common Stocks (Proceeds $575,889)			(577,182)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (2.4)%
Automobiles (0.4)%
Ford Motor Credit Co. LLC, senior note, 4.95%, 5/28/27	United States	254,000		$(238,816)
General Motors Co., senior bond, 4.20%, 10/01/27	United States	58,000		(55,762)

				(294,578)

Chemicals (0.1)%
Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	88,000		(87,797)

Construction & Engineering (0.5)%
Fluor Corp., senior bond, 4.25%, 9/15/28	United States	300,000		(272,103)
[d]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	92,000		(75,366)

				(347,469)

Consumer Finance (0.2)%
Onemain Finance Corp., senior note, 7.125%, 3/15/26	United States	179,000		(166,953)

Diversified Financial Services (0.3)%
[d]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc.,senior note, 144A, 7.00%, 12/31/27	Canada	166,000		(137,196)
[d]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	146,000		(116,114)

				(253,310)

Food & Staples Retailing (0.0)%†
[d]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	26,000		(18,593)

Health Care Providers & Services (0.1)%
[d]Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	69,000		(38,584)

Industrial Conglomerates (0.1)%
3M Co., senior bond, 4.00%, 9/14/48	United States	40,000		(33,791)

Media (0.3)%
iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	196,886		(173,653)
[d]Scripps Escrow II Inc., senior bond, 144A, 5.375%, 1/15/31	United States	87,000		(72,134)

				(245,787)

Semiconductors & Semiconductor Equipment (0.4)%
Intel Corp., senior bond,
4.75%, 3/25/50	United States	202,000		(192,837)
4.90%, 8/05/52	United States	138,000		(134,979)

				(327,816)

Specialty Retail (0.0)%†
QVC Inc., senior secured note, 4.75%, 2/15/27	United States	8,000		(6,620)

Total Corporate Bonds and Notes (Proceeds $1,952,863)				(1,821,298)

Foreign Government and Agency Securities (0.5)%
[d]Government of Italy, senior bond, Reg S, 0.95%, 6/01/32	Italy	92,000	EUR	(71,569)
Government of Turkey, senior bond,
5.75%, 3/22/24	Turkey	170,000		(162,512)
7.375%, 2/05/25	Turkey	131,000		(125,049)

Total Foreign Government and Agency Securities (Proceeds $386,986)				(359,130)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

U.S. Government and Agency Securities (0.4)%
U.S. Treasury Bond,
3.375%, 8/15/42	United States	95,000	$(92,729)
2.25%, 2/15/52	United States	71,100	(56,813)
U.S. Treasury Note,
1.875%, 2/15/32	United States	79,800	(71,359)
2.875%, 5/15/32	United States	48,800	(47,576)
2.75%, 8/15/32	United States	67,000	(64,645)

Total U.S. Government and Agency Securities (Proceeds $349,783)			(333,122)

Total Securities Sold Short (Proceeds $3,265,521)			$(3,090,732)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]	Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]	See Note 3 regarding restricted securities.
[d]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the net value of these securities was $42,697,983, representing 55.0% of net assets.

[e]	Income may be received in additional securities and/or cash.
[f]	Perpetual security with no stated maturity date.
[g]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[h]	See Note 4 regarding unfunded loan commitments.
[i]	Principal amount is stated in 100 Mexican Peso Units.
[j]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[k]	The rate shown is the annualized seven-day effective yield at period end.
[l]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2022, all repurchase agreements had been entered into on that date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
DJ EURO STOXX 50 Index	Short	7	$247,620	9/16/22	$6,120

Total Futures Contracts					$6,120

    *As of period end.

At August 31, 2022, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	3,570,599	$694,689	9/02/22	$–	$(8,351)
Brazilian Real	JPHQ	Sell	3,570,599	688,269	9/02/22	2,069	(138)
British Pound	JPHQ	Sell	600,000	738,037	9/21/22	40,731	–
Euro	JPHQ	Buy	1,590,000	1,623,427	9/21/22	–	(23,280)
Euro	JPHQ	Sell	2,203,704	2,329,961	9/21/22	113,329	(1,136)
Hong Kong Dollar	JPHQ	Sell	160,000	20,442	9/21/22	47	–
Hungarian Forint	JPHQ	Buy	85,320,365	219,320	9/21/22	79	(6,450)
Hungarian Forint	JPHQ	Sell	85,320,365	221,571	9/21/22	8,624	(1)
Japanese Yen	JPHQ	Sell	3,250,000	24,135	9/21/22	701	–
Mexican Peso	JPHQ	Buy	3,966,671	195,422	9/21/22	1,406	(743)
Mexican Peso	JPHQ	Sell	22,413,378	1,109,502	9/21/22	9,747	(8,206)
Polish Zloty	JPHQ	Buy	1,108,889	254,547	9/21/22	–	(19,458)
Polish Zloty	JPHQ	Sell	1,108,889	234,810	9/21/22	–	(279)
South African Rand	JPHQ	Buy	6,012,852	359,414	9/21/22	492	(9,565)
South African Rand	JPHQ	Sell	19,495,212	1,223,223	9/21/22	87,326	–
Swiss Franc	JPHQ	Buy	200,000	205,666	9/21/22	–	(708)
Swiss Franc	JPHQ	Sell	1,350,000	1,417,335	9/21/22	33,866	–
Brazilian Real	JPHQ	Sell	970,356	188,910	10/04/22	3,987	–
Euro	JPHQ	Sell	770,000	865,449	3/31/23	80,284	–
Euro	JPHQ	Sell	970,000	1,135,928	3/31/25	116,121	–

Total Forward Exchange Contracts						$498,809	$(78,315)

Net unrealized appreciation (depreciation)						$420,494

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2022, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	6/20/27	14,000		$(1,509)	$(1,301)	$(208)
Ally Financial Inc.	(5.00)%	Quarterly	BZWS	6/20/27	24,000		(2,586)	(2,985)	399
Ally Financial Inc.	(5.00)%	Quarterly	CITI	6/20/27	16,000		(1,724)	(1,556)	(168)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	79,000		(8,514)	(9,912)	1,398
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	44,000		(4,742)	(4,589)	(153)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	32,000		(3,449)	(3,694)	245
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	6/20/27	32,000		(3,449)	(3,514)	65
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	135,000		(14,549)	(12,022)	(2,527)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	57,000		(6,143)	(5,461)	(682)
Ally Financial Inc.	(5.00)%	Quarterly	MSCS	6/20/27	32,000		(3,449)	(3,381)	(68)
Ally Financial Inc.	(5.00)%	Quarterly	MSCS	6/20/27	16,000		(1,724)	(1,605)	(119)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/23	48,000		408	1,295	(887)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	15,000		836	270	566
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	14,000		780	467	313
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	41,000		2,285	1,169	1,116
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	42,000		4,041	1,579	2,462
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	25,000		2,402	3,216	(814)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	84,000		8,081	6,339	1,742
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/25	16,000		2,917	2,159	758
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/25	64,000		11,669	8,199	3,470
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/26	15,000		3,669	1,096	2,573
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/26	24,000		5,870	3,269	2,601
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	4,000		927	294	633
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	28,000		6,485	2,219	4,266
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/23	12,000		669	559	110
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	6/20/24	22,000		2,113	2,849	(736)
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/26	20,000		4,891	1,461	3,430
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	17,000		947	330	617
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	46,000		2,563	899	1,664
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	20,000		1,115	1,124	(9)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	66,000		3,678	5,064	(1,386)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	75,000		15,676	10,099	5,577
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	26,000		13	(343)	356
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	65,000		33	(934)	967
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		13	(494)	507
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		13	(444)	457
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		13	(444)	457
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	13,000		7	(222)	229
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		13	287	(274)
Arcelormittal SA	(5.00)%	Quarterly	CITI	6/20/27	26,000	EUR	(2,621)	(2,617)	(4)
Arcelormittal SA	(5.00)%	Quarterly	CITI	6/20/27	13,000	EUR	(1,310)	(1,249)	(61)
BMW AG	(1.00)%	Quarterly	BZWS	6/20/27	27,000	EUR	129	185	(56)
BMW AG	(1.00)%	Quarterly	GSCO	6/20/27	27,000	EUR	129	–	129
BMW AG	(1.00)%	Quarterly	GSCO	6/20/27	27,000	EUR	129	76	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
BMW AG	(1.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	$67	$151	$(84)
BMW AG	(1.00)%	Quarterly	JPHQ	6/20/27	27,000	EUR	129	283	(154)
BMW AG	(1.00)%	Quarterly	MSCS	6/20/27	14,000	EUR	67	91	(24)
Daimler Truck Holding AG	(1.00)%	Quarterly	BZWS	6/20/27	55,000	EUR	482	282	200
Daimler Truck Holding AG	(1.00)%	Quarterly	GSCO	6/20/27	28,000	EUR	245	171	74
Daimler Truck Holding AG	(1.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	123	220	(97)
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/27	14,000	EUR	123	129	(6)
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/27	14,000	EUR	123	191	(68)
Daimler Truck Holding AG	(1.00)%	Quarterly	MSCS	6/20/27	14,000	EUR	123	129	(6)
Daimler Truck Holding AG	(1.00)%	Quarterly	MSCS	6/20/27	14,000	EUR	123	134	(11)
Daimler Truck Holding AG	(1.00)%	Quarterly	MSCS	6/20/27	14,000	EUR	123	153	(30)
Engie SA	(1.00)%	Quarterly	BOFA	6/20/27	28,000	EUR	(25)	278	(303)
Engie SA	(1.00)%	Quarterly	BOFA	6/20/27	28,000	EUR	(25)	281	(306)
FedEx Corp.	(1.00)%	Quarterly	BZWS	6/20/27	74,000		(736)	(984)	248
FedEx Corp.	(1.00)%	Quarterly	BZWS	6/20/27	37,000		(368)	(494)	126
FedEx Corp.	(1.00)%	Quarterly	BZWS	6/20/27	37,000		(368)	(372)	4
FedEx Corp.	(1.00)%	Quarterly	GSCO	6/20/27	37,000		(368)	(462)	94
FedEx Corp.	(1.00)%	Quarterly	JPHQ	6/20/27	37,000		(368)	(424)	56
FedEx Corp.	(1.00)%	Quarterly	JPHQ	6/20/27	37,000		(368)	(364)	(4)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/27	10,000		(832)	(715)	(117)
Ford Motor Co.	(5.00)%	Quarterly	GSCO	6/20/27	21,000		(1,748)	(1,753)	5
Ford Motor Co.	(5.00)%	Quarterly	GSCO	6/20/27	6,000		(499)	(514)	15
Ford Motor Co.	(5.00)%	Quarterly	GSCO	6/20/27	4,000		(333)	(343)	10
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	48,000		(4,113)	(2,285)	(1,828)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	14,000		(1,165)	(1,494)	329
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	10,000		(832)	(1,050)	218
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	6/20/27	11,000		(943)	(885)	(58)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	GSCO	6/20/27	15,000		(1,285)	(890)	(395)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	JPHQ	6/20/27	60,000		(5,141)	(1,822)	(3,319)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	JPHQ	6/20/27	75,000		(6,426)	(1,695)	(4,731)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	JPHQ	6/20/27	15,000		(1,287)	(547)	(740)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCS	6/20/27	21,000		(1,799)	(2,200)	401
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCS	6/20/27	27,000		(1,987)	(1,987)	–
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	15,000		(2,463)	(1,829)	(634)
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	14,000		(1,889)	(1,744)	(145)
General Motors Co.	(5.00)%	Quarterly	BNPP	6/20/27	13,000		(1,754)	(1,570)	(184)
General Motors Co.	(5.00)%	Quarterly	BZWS	6/20/27	7,000		(944)	(805)	(139)
General Motors Co.	(5.00)%	Quarterly	BZWS	6/20/27	3,000		(405)	(364)	(41)
General Motors Co.	(5.00)%	Quarterly	BZWS	6/20/27	1,000		(135)	(115)	(20)
General Motors Co.	(5.00)%	Quarterly	JPHQ	6/20/27	44,000		(5,936)	(5,854)	(82)
General Motors Co.	(5.00)%	Quarterly	JPHQ	6/20/27	28,000		(3,777)	(3,774)	(3)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(933)	881	(1,814)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(561)	1,188	(1,749)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/22	100,000	EUR	6,389	2,310	4,079
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/22	10,000	EUR	639	231	408
Hochtief AG	(5.00)%	Quarterly	CITI	6/20/27	17,000	EUR	(1,901)	(3,249)	1,348
Hochtief AG	(5.00)%	Quarterly	JPHQ	6/20/27	36,000	EUR	(4,026)	(6,577)	2,551
Hochtief AG	(5.00)%	Quarterly	JPHQ	6/20/27	17,000	EUR	(1,901)	(1,824)	(77)
Hochtief AG	(5.00)%	Quarterly	JPHQ	6/20/27	9,000	EUR	(1,006)	(1,015)	9
HP Inc.	(1.00)%	Quarterly	BNPP	6/20/27	13,000		361	361	–
HP Inc.	(1.00)%	Quarterly	BNPP	6/20/27	26,000		687	551	136
HP Inc.	(1.00)%	Quarterly	GSCO	6/20/27	66,000		1,745	1,455	290
ICE Ltd.	(5.00)%	Quarterly	JPHQ	6/20/25	10,000	EUR	1,224	383	841
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	15,000	EUR	1,836	2,362	(526)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	41,000		4,066	637	3,429

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Lanxess AG	(1.00)%	Quarterly	BZWS	6/20/27	100,000	EUR	$7,499	$758	$6,741
Lanxess AG	(1.00)%	Quarterly	BZWS	6/20/27	69,000	EUR	5,174	4,506	668
Lanxess AG	(1.00)%	Quarterly	MSCS	6/20/27	12,000	EUR	900	434	466
Lloyds Bank PLC	(1.00)%	Quarterly	BZWS	12/20/27	70,000	EUR	4,368	4,368	–
Lloyds Bank PLC	(1.00)%	Quarterly	CITI	12/20/27	107,000	EUR	5,936	5,158	778
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	655	601	54
Louis Dreyfus Co.	(5.00)%	Quarterly	JPHQ	6/20/27	33,000	EUR	(4,308)	(3,234)	(1,074)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(622)	625	(1,247)
Michelin	(1.00)%	Quarterly	GSCO	6/20/27	80,000	EUR	(1,573)	(1,741)	168
Next PLC	(1.00)%	Quarterly	BZWS	12/20/27	38,000	EUR	2,695	2,813	(118)
Next PLC	(1.00)%	Quarterly	CITI	12/20/27	80,000	EUR	5,673	5,921	(248)
Next PLC	(1.00)%	Quarterly	GSCO	6/20/27	16,000	EUR	977	678	299
Next PLC	(1.00)%	Quarterly	JPHQ	6/20/27	16,000	EUR	977	739	238
Nippon Paper Industries Co.	(1.00)%	Quarterly	BZWS	6/20/27	2,872,000	JPY	326	(50)	376
Nippon Paper Industries Co.	(1.00)%	Quarterly	BZWS	6/20/27	1,436,000	JPY	163	176	(13)
Nippon Paper Industries Co.	(1.00)%	Quarterly	BZWS	6/20/27	1,436,000	JPY	163	371	(208)
Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	6/20/27	2,872,000	JPY	326	698	(372)
Novafives SAS	(5.00)%	Quarterly	JPHQ	12/20/24	5,000	EUR	1,071	936	135
Novafives SAS	(5.00)%	Quarterly	JPHQ	12/20/24	12,000	EUR	2,571	2,212	359
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	1,066,000	JPY	552	425	127
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	3,043,000	JPY	1,576	1,006	570
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	3,043,000	JPY	1,576	1,120	456
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	1,462,000	JPY	757	1,139	(382)
Rakuten Group Inc.	(1.00)%	Quarterly	GSCO	6/20/27	2,854,000	JPY	1,479	1,263	216
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,491,000	JPY	772	875	(103)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,365,000	JPY	707	1,073	(366)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,427,000	JPY	739	1,100	(361)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,571,000	JPY	814	1,202	(388)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,952,000	JPY	1,011	1,515	(504)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	2,843,000	JPY	1,472	2,287	(815)
Saint-Gobain	(1.00)%	Quarterly	CITI	6/20/27	130,000	EUR	1,973	(1,459)	3,432
Saint-Gobain	(1.00)%	Quarterly	CITI	6/20/27	54,000	EUR	819	(584)	1,403
Saint-Gobain	(1.00)%	Quarterly	CITI	6/20/27	27,000	EUR	410	(373)	783
Saint-Gobain	(1.00)%	Quarterly	CITI	6/20/27	5,000	EUR	76	(69)	145
Saint-Gobain	(1.00)%	Quarterly	CITI	6/20/27	6,000	EUR	91	(55)	146
Saint-Gobain	(1.00)%	Quarterly	CITI	6/20/27	2,000	EUR	30	(34)	64
Simon Property Group Inc.	(1.00)%	Quarterly	BNPP	6/20/27	56,000		405	748	(343)
Simon Property Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	91,000		657	(200)	857
Smurfit Kappa Group PLC	(5.00)%	Quarterly	CITI	12/20/27	134,000	EUR	(23,373)	(21,988)	(1,385)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	200,000	EUR	(1,190)	1,141	(2,331)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	1,503,000	JPY	1,686	1,482	204
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	3,810,000	JPY	4,274	3,928	346
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	5,880,000	JPY	6,596	5,752	844
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	16,800,000	JPY	18,845	16,762	2,083
Standard Chartered PLC	(1.00)%	Quarterly	GSCO	12/20/27	39,000	EUR	1,957	1,970	(13)
Standard Chartered PLC	(1.00)%	Quarterly	JPHQ	12/20/27	53,000	EUR	2,833	2,833	–
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	69,000	EUR	(8,527)	(7,633)	(894)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	15,000	EUR	(316)	(402)	86
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	3,000	EUR	(63)	29	(92)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	5,000	EUR	(105)	48	(153)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	92,000	EUR	(1,886)	(4,232)	2,346
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	3,000	EUR	44	(6)	50
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	2,000	EUR	30	20	10
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	6,000	EUR	89	73	16
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000	EUR	414	174	240

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	10,000	EUR	$148	$233	$(85)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	35,000	EUR	518	283	235
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	15,000	EUR	222	990	(768)
TDC Holding	(1.00)%	Quarterly	BNPP	6/20/27	60,000	EUR	928	3,258	(2,330)
Boeing Co. (The)	(1.00)%	Quarterly	BNPP	6/20/27	9,000		264	600	(336)
Boeing Co. (The)	(1.00)%	Quarterly	BNPP	6/20/27	33,000		1,036	702	334
Boeing Co. (The)	(1.00)%	Quarterly	BZWS	6/20/27	23,000		722	913	(191)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	9,000		282	589	(307)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	19,000		596	1,009	(413)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	31,000		973	1,218	(245)
Boeing Co. (The)	(1.00)%	Quarterly	CITI	6/20/27	62,000		1,946	1,768	178
Boeing Co. (The)	(1.00)%	Quarterly	MSCS	6/20/27	54,000		1,695	1,106	589
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/27	18,000		246	166	80
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/27	13,000		177	237	(60)
U.S. Steel Corp.	(5.00)%	Quarterly	CITI	6/20/27	13,000		177	183	(6)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/27	13,000		177	191	(14)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/27	13,000		177	214	(37)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	6/20/27	13,000		177	(98)	275
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		355	240	115
WPP Finance SA	(1.00)%	Quarterly	CITI	12/20/27	85,000	EUR	2,008	2,140	(132)

Contracts to Sell Protection[c,d]

Single Name

American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	13,000		675	657	18	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	26,000		1,350	1,348	2	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	26,000		1,350	1,348	2	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	26,000		1,350	1,348	2	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	35,000		1,818	1,400	418	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	65,000		3,385	3,109	276	BB-
Calpine Corp.	5.00%	Quarterly	CITI	6/20/27	14,000		112	(497)	609	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	6/20/27	28,000		221	(699)	920	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	6/20/27	14,000		112	(547)	659	BB-
Calpine Corp.	5.00%	Quarterly	MSCS	6/20/27	13,000		103	609	(506)	BB-
Kohl’s Corp.	1.00%	Quarterly	JPHQ	6/20/26	41,000		(4,066)	(2,815)	(1,251)	BBB-

Total OTC Swap Contracts							$56,202	$18,691	$37,511

Total Credit Default Swap Contracts							$56,202	$18,691	$37,511

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2022, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.36%	Annually	3/08/24	1,000,000		$33,484
Receive Floating rate 6-Month-WIBOR Pay Fixed 6.68%	Annually	9/21/24	1,373,091	PLN	4,856
Receive Floating rate 3-Month-JIBAR Pay Fixed 8.04%	Quarterly	9/21/27	7,301,444	ZAR	1,867
Receive Floating rate 6-Month-WIBOR Pay Fixed 7.17%	Annually	9/21/27	1,239,571	PLN	9,786
Receive Floating rate CNRR007 Index Pay Fixed 2.60%	Quarterly	9/21/27	10,398,722	CNY	(17,204)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(14,406)
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.52%	Annually	3/08/32	1,000,000		116,796

Total Interest Rate Swap Contracts					$135,179

*In U.S. dollars unless otherwise indicated.

At August 31, 2022, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/22	$34,265	$5,377
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/23	73,208	13,793
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	BZWS	2/14/23	60,501	11,128

Total - Total Return Swap Contracts						$30,298

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	CNY	Chinese Yuan	ARM	Adjustable Rate Mortgage

BOFA	Bank of America, NA	EUR	Euro	CLO	Collateralized Loan Obligation

BZWS	Barclays Bank PLC	GBP	British Pound	CNRR007	China 7-Day Reverse Repo Rate

CITI	Citigroup, NA	JPY	Japanese Yen	DAX	Deutscher Aktienindex

FBCO	Credit Suisse International	MXN	Mexican Peso	ETF	Exchange Traded Fund

GSCO	Goldman Sachs International	PLN	Polish Zloty	EURIBOR	Euro Interbank Offered Rate

JPHQ	JP Morgan Chase Bank, NA	SEK	Swedish Krona	FHLMC	Federal Home Loan Mortgage Corp.

MSCS	Morgan Stanley Capital Services LLC	USD	United States Dollar	FNMA	Federal National Mortgage Association

		ZAR	South African Rand	FRN	Floating Rate Note

				JIBAR	Johannesburg Interbank Agreed Rate

				LIBOR	London InterBank Offered Rate

				PIK	Payment In-Kind

				REIT	Real Estate Investment Trust

				SOFR	Secured Overnight Financing Rate

				SPDR	Standard & Poor’s Depositary Receipt

				WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to (Consolidated) Schedules of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At August 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$7,476
993	Acosta Inc., cvt. pfd.	12/31/19 – 1/05/22	50,262	45,976

	Total Restricted Securities (Value is 0.1% of Net Assets)		$58,406	$53,452

4. Unfunded Loan Commitments

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the (Consolidated) Schedules of Investments.

At August 31, 2022, unfunded commitments were as follows:

Borrower		Unfunded Commitment
Franklin K2 Alternative Strategies Fund
Bausch + Lomb, Initial Term Loan	$	430,438
Bausch Health Cos. Inc., Term Loan B		404,476
K. Hovanian Enterprises Inc., Term Loan RC		214,834
Oldcastle BuildingEnvelope Inc., Term Loan RC		274,845
Upfield Group BV, Term Loan RC		389,678

	$	1,714,271

Franklin K2 Long Short Credit Fund
Bausch + Lomb, Initial Term Loan	$	86,116
Bausch Health Cos. Inc., Term Loan B		37,114
K. Hovanian Enterprises Inc., Term Loan RC		41,329
Oldcastle BuildingEnvelope Inc., Term Loan RC		57,435
Upfield Group BV, Term Loan RC		115,143

	$	337,137

5. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31, 2022, investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.86%	$4,937,000	$29,920,000	$(28,462,000)	$-	$-	$6,395,000	6,395,000	$16,034

6. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2022, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At August 31, 2022, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,160,603,365	$27,296,236	2.4%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$349,283,684	$52,224,069		$26,453		$401,534,206
Convertible Bonds	–	169,106,610		–		169,106,610
Corporate Bonds and Notes	–	133,036,332		23,978		133,060,310
Corporate Bonds and Notes in Reorganization	–	7,622,026		–		7,622,026
Senior Floating Rate Interests	–	2,781,061		–		2,781,061
Foreign Government and Agency Securities	–	47,373,426		–		47,373,426
U.S. Government and Agency Securities	–	5,978,623		–		5,978,623
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	67,323,671		106,410		67,430,081
Options Purchased	4,195,790	55,014		–	[c]	4,250,804
Short Term Investments	204,404,068	34,257,456		–		238,661,524

Total Investments in Securities	$557,883,542	$519,758,288	[d]	$156,841		$1,077,798,671

Other Financial Instruments:
Futures Contracts	$2,197,552	$–		$–		$2,197,552
Forward Exchange Contracts	–	7,673,480		–		7,673,480
Swap Contracts	–	10,464,686		–		10,464,686

Total Other Financial Instruments	$2,197,552	$18,138,166		$–		$20,335,718

Liabilities:
Other Financial Instruments:
Options Written	$1,165,272	$15,011		$–	[c]	$1,180,283
Securities Sold Short[a]	197,721,550	18,142,320	[e]	–		215,863,870
Futures Contracts	2,064,443	–		–		2,064,443
Forward Exchange Contracts	–	4,293,972		–		4,293,972
Swap Contracts	–	10,360,314		–	[c,f]	10,360,314
Unfunded Loan Commitments	–	122,210		–	[c]	122,210

Total Other Financial Instruments	$200,951,265	$32,933,827		$–		$233,885,092

	Level 1	Level 2		Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$526,418	$153,842		$88,448		$768,708
Convertible Bonds	–	1,009,229		–		1,009,229
Corporate Bonds and Notes	–	21,886,016		–		21,886,016
Senior Floating Rate Interests	–	1,221,852		–		1,221,852
Foreign Government and Agency Securities	–	5,515,690		–		5,515,690
U.S. Government and Agency Securities	–	598,254		–		598,254
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	26,660,531		–		26,660,531
Options Purchased	192,413	1,735		–		194,148
Short Term Investments	15,024,884	1,097,040		–		16,121,924

Total Investments in Securities	$15,743,715	$58,144,189	[g]	$88,448		$73,976,352

Other Financial Instruments:
Futures Contracts	$6,120	$–		$–		$6,120
Forward Exchange Contracts	–	498,809		–		498,809
Swap Contracts	–	278,536		–		278,536

Total Other Financial Instruments	$6,120	$777,345		$–		$783,465

Liabilities:
Other Financial Instruments:
Options Written	$10,413	$–		$–		$10,413
Securities Sold Short[a]	577,182	2,513,550		–		3,090,732
Forward Exchange Contracts	–	78,315		–		78,315
Swap Contracts	–	75,548		–		75,548
Unfunded Loan Commitments	–	33,239		–	[c]	33,239

Total Other Financial Instruments	$587,595	$2,700,652		$–		$3,288,247

[a]	For detailed categories, see the accompanying (Consolidated) Schedules of Investments.
[b]	Includes common stocks, exchange traded funds, preferred stocks and convertible preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at August 31, 2022.
[d]

Includes foreign securities valued at $49,203,760, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $2,204,702, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[f]

The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin K2 Alternative Strategies Fund had little or no value at August 31, 2022.

[g]

Includes foreign securities valued at $25,385, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.